                            N-30D Table of Contents


SSgA Fund Name                                                       N-30D Page
--------------                                                       ----------
SSgA-SM- Life Solutions-SM- Funds . . . . . . . . . . . . . . . .
   Income and Growth Fund . . . . . . . . . . . . . . . . . . . .
   Balanced Fund. . . . . . . . . . . . . . . . . . . . . . . . .
   Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . .
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . .
Matrix Equity Fund  . . . . . . . . . . . . . . . . . . . . . . .
Prime Money Market Fund . . . . . . . . . . . . . . . . . . . . .
Small Cap Fund  . . . . . . . . . . . . . . . . . . . . . . . . .
US Treasury Money Market Fund . . . . . . . . . . . . . . . . . .
Yield Plus Fund . . . . . . . . . . . . . . . . . . . . . . . . .
Bond Market Fund  . . . . . . . . . . . . . . . . . . . . . . . .
S&P 500 Index Fund  . . . . . . . . . . . . . . . . . . . . . . .
Active International Fund . . . . . . . . . . . . . . . . . . . .
Tax Free Money Market Fund  . . . . . . . . . . . . . . . . . . .
US Government Money Market Fund . . . . . . . . . . . . . . . . .
Growth and Income Fund  . . . . . . . . . . . . . . . . . . . . .
Intermediate Fund . . . . . . . . . . . . . . . . . . . . . . . .
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . .

                          SSgA-SM- LIFE SOLUTIONS-SM- FUNDS


                                INCOME AND GROWTH FUND
                                    BALANCED FUND
                                     GROWTH FUND


                            SEMIANNUAL REPORT (UNAUDITED)

                                  FEBRUARY 28, 1998


                                  TABLE OF CONTENTS

                                                                            Page

INCOME AND GROWTH FUND Financial Statements  . . . . . . . . . . . . . . .    4

   Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . .    8

BALANCED FUND Financial Statements . . . . . . . . . . . . . . . . . . . .   10

   Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . .   14

GROWTH FUND Financial Statements . . . . . . . . . . . . . . . . . . . . .   16

   Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . .   20

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . .   21

Fund Management and Service Providers  . . . . . . . . . . . . . . . . . .   28



"SSgA-SM- LIFE SOLUTIONS-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVES AND OPERATIONS OF THE FUNDS, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     -------------------------
INVESTMENTS
DOMESTIC EQUITIES - 26.9%
SSgA Matrix Equity Fund. . . . . . . . . . . . .        227,672     $    4,023
SSgA S&P 500 Index Fund. . . . . . . . . . . . .         39,794            848
SSgA Small Cap Fund. . . . . . . . . . . . . . .         38,023            863
                                                                    ----------

                                                                         5,734
                                                                    ----------

INTERNATIONAL EQUITIES - 8.1%
SSgA Active International Fund . . . . . . . . .        124,282          1,288
SSgA Emerging Markets Fund . . . . . . . . . . .         42,831            443
                                                                    ----------

                                                                         1,731
                                                                    ----------

BONDS - 59.1%
SSgA Bond Market Fund (Note 4) . . . . . . . . .        853,876          8,667
SSgA Intermediate Fund (Note 4). . . . . . . . .        399,080          3,935
                                                                    ----------

                                                                        12,602
                                                                    ----------

SHORT-TERM ASSETS - 4.1%
SSgA Money Market Fund (a) . . . . . . . . . . .        867,438            867
                                                                    ----------

                                                                           867
                                                                    ----------

TOTAL INVESTMENTS (identified cost $20,566)(b) - 98.2% . . . .          20,934
                                                                    ----------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2). . . . . . . . . . . .               7
Other assets . . . . . . . . . . . . . . . . . . . . . . . . .             424
Liabilities (Note 4) . . . . . . . . . . . . . . . . . . . . .             (42)
                                                                    ----------

TOTAL OTHER ASSETS AND LIABILITIES, NET - 1.8% . . . . . . . .             389
                                                                    ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . .      $   21,323
                                                                    ----------
                                                                    ----------


4  Semiannual Report

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND
                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                                      MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------
NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . .      $      126
Accumulated distributions in excess of net realized gains. . .              (7)
Unrealized appreciation (depreciation) on investments. . . . .             368
Shares of beneficial interest. . . . . . . . . . . . . . . . .               2
Additional paid-in capital . . . . . . . . . . . . . . . . . .          20,834
                                                                    ----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .      $   21,323
                                                                    ----------
                                                                    ----------

NET ASSET VALUE, offering and redemption price per share
  ($21,322,623 divided by 1,637,914 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . .      $    13.02
                                                                    ----------
                                                                    ----------

(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                  Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Income distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          340

EXPENSES (Notes 2 and 4):
  Distribution fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $            5
  Fund accounting. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  52
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (15)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 303
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)

Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  71
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .                 600                 671
                                                                                          --------------

Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                 145
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 816
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $        1,119
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND


                                                                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                         FOR THE SIX        FOR THE PERIOD
                                                                                         MONTHS ENDED       JULY 1, 1997++
                                                                                       FEBRUARY 28, 1998          TO
                                                                                         (UNAUDITED)        AUGUST 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             303   $               4
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 671                   -
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                 145                 223
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .               1,119                 227
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (307)                  -
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                (176)                  -
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                (376)                  -
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .                (859)                  -
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .               7,084              13,752
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .               7,344              13,979

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,979                   -
                                                                                       -----------------   -----------------
  End of period (including undistributed net investment income
     of $126 and $4, respectively) . . . . . . . . . . . . . . . . . . . . . . . . .   $          21,323   $          13,979
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


FUND SHARE TRANSACTIONS

                                                     FOR THE SIX MONTHS ENDED             FOR THE PERIOD JULY 1, 1997++
                                                   FEBRUARY 28, 1998 (UNAUDITED)                TO AUGUST 31, 1997
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS             SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . .                 612   $           7,834               1,104   $          14,055
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . .                  69                 858                   -                   -
Payments for shares redeemed . . . . . . . .                (124)             (1,608)                (23)               (303)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . . .                 557   $           7,084               1,081   $          13,752
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------


++ Commencement of operations.


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND

                                                                                                        FINANCIAL HIGHLIGHTS

                                           The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                        1998*       1997**
                                                                                                     ----------   ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    12.93   $    12.68
                                                                                                     ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .24(d)         -
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . .          .47(d)         -
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .          .10(d)       .25
                                                                                                     ----------   ----------
     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . .          .81          .25
                                                                                                     ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.26)           -
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.15)           -
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.31)           -
                                                                                                     ----------   ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.72)           -
                                                                                                     ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    13.02   $    12.93
                                                                                                     ----------   ----------
                                                                                                     ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6.56         1.97

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . .       21,323       13,979

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .45          .35
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .63         1.14
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3.69          .16

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       141.98       106.68

 *  For the six months ended February 28, 1998 (Unaudited).
**  For the period July 1, 1997 (commencement of operations) to
    August 31, 1997.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1997 are annualized.
(c) See Note 4 for current period amounts.
(d) Calculations are based on average month-end shares outstanding.


8  Semiannual Report

SSgA LIFE SOLUTIONS
BALANCED FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     -------------------------
INVESTMENTS
DOMESTIC EQUITIES - 43.0%
SSgA Matrix Equity Fund (Note 4) . . . . . . . .      1,546,497     $   27,327
SSgA S&P 500 Index Fund. . . . . . . . . . . . .        322,075          6,860
SSgA Small Cap Fund. . . . . . . . . . . . . . .        308,422          7,001
                                                                    ----------

                                                                        41,188
                                                                    ----------

INTERNATIONAL EQUITIES - 13.4%
SSgA Active International Fund (Note 4). . . . .        949,322          9,835
SSgA Emerging Markets Fund . . . . . . . . . . .        291,728          3,019
                                                                    ----------

                                                                        12,854
                                                                    ----------

BONDS - 39.7%
SSgA Bond Market Fund (Note 4) . . . . . . . . .      2,830,769         28,732
SSgA Intermediate Fund (Note 4). . . . . . . . .        945,943          9,327
                                                                    ----------

                                                                        38,059
                                                                    ----------

SHORT-TERM ASSETS - 3.8%
SSgA Money Market Fund (a) . . . . . . . . . . .      3,599,722          3,600
                                                                    ----------

                                                                         3,600
                                                                    ----------

TOTAL INVESTMENTS (identified cost $93,103)(b) - 99.9% . . . .          95,701
                                                                    ----------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2). . . . . . . . . . . .               7
Other assets . . . . . . . . . . . . . . . . . . . . . . . . .             236
Liabilities (Note 4) . . . . . . . . . . . . . . . . . . . . .            (120)
                                                                    ----------

TOTAL OTHER ASSETS AND LIABILITIES, NET - 0.1% . . . . . . . .             123
                                                                    ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . .      $   95,824
                                                                    ----------
                                                                    ----------


10  Semiannual Report

SSgA LIFE SOLUTIONS
BALANCED FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                                      MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------
NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . .      $      286
Accumulated distributions in excess of net realized gains. . .            (226)
Unrealized appreciation (depreciation) on investments. . . . .           2,598
Shares of beneficial interest. . . . . . . . . . . . . . . . .               7
Additional paid-in capital . . . . . . . . . . . . . . . . . .          93,159
                                                                    ----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .      $   95,824
                                                                    ----------
                                                                    ----------

NET ASSET VALUE, offering and redemption price per share
  ($95,823,584 divided by 6,900,611 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . .      $    13.89
                                                                    ----------
                                                                    ----------

(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  11

SSgA LIFE SOLUTIONS
BALANCED FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                  Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Income distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          911

EXPENSES (Notes 2 and 4):
  Distribution fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           19
  Fund accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  41
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  28
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 141
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 770
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  89
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .               3,159               3,248
                                                                                          --------------

Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .               1,606
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,854
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $        5,624
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

12  Semiannual Report

SSgA LIFE SOLUTIONS
BALANCED FUND

                                                                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                         FOR THE SIX        FOR THE PERIOD
                                                                                         MONTHS ENDED       JULY 1, 1997++
                                                                                       FEBRUARY 28, 1998          TO
                                                                                         (UNAUDITED)        AUGUST 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             770   $               6
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,248                   -
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .               1,606                 992
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .               5,624                 998
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (776)                  -
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .              (1,288)                  -
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (1,900)                  -
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (3,964)                  -
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              47,161              46,005
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              48,821              47,003

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              47,003                   -
                                                                                       -----------------   -----------------
  End of period (including undistributed net investment income
     of $286 and $6, respectively) . . . . . . . . . . . . . . . . . . . . . . . . .   $          95,824   $          47,003
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


FUND SHARE TRANSACTIONS

                                                     FOR THE SIX MONTHS ENDED             FOR THE PERIOD JULY 1, 1997++
                                                   FEBRUARY 28, 1998 (UNAUDITED)                TO AUGUST 31, 1997
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS             SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . .               3,517   $          47,123               3,654   $          50,095
Proceeds from reinvestment
   of distributions. . . . . . . . . . . . .                 306               3,964                   -                   -
Payments for shares redeemed . . . . . . . .                (285)             (3,926)               (292)             (4,090)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . . .               3,538   $          47,161               3,362   $          46,005
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------

++ Commencement of operations.


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  13

SSgA LIFE SOLUTIONS
BALANCED FUND

                                                                                                        FINANCIAL HIGHLIGHTS

                                           The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                        1998*       1997**
                                                                                                     ----------   ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    13.98   $    13.69
                                                                                                     ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .17(d)         -
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . .          .69(d)         -
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .          .12(d)       .29
                                                                                                     ----------   ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . .          .98          .29
                                                                                                     ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.21)           -
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.35)           -
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.51)           -
                                                                                                     ----------   ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (1.07)           -
                                                                                                     ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    13.89   $    13.98
                                                                                                     ----------   ----------
                                                                                                     ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7.61         2.12

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . .       95,824       47,003
  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .45          .35
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .45          .49
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.45          .07

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       199.12        51.61

 *  For the six months ended Februry 28, 1998 (Unaudited).
**  For the period July 1, 1997 (commencement of operations) to
    August 31, 1997.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1997 are annualized.
(c) See Note 4 for current period amounts.
(d) Calculations are based on average month-end shares outstanding.


14  Semiannual Report

SSgA LIFE SOLUTIONS
GROWTH FUND
                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     -------------------------
INVESTMENTS
DOMESTIC EQUITIES - 57.8%
SSgA Matrix Equity Fund. . . . . . . . . . . . .      1,154,693     $   20,403
SSgA S&P 500 Index Fund. . . . . . . . . . . . .        267,826          5,705
SSgA Small Cap Fund. . . . . . . . . . . . . . .        281,213          6,384
                                                                    ----------

                                                                        32,492
                                                                    ----------

INTERNATIONAL EQUITIES - 18.4%
SSgA Active International Fund . . . . . . . . .        713,839          7,395
SSgA Emerging Markets Fund . . . . . . . . . . .        286,473          2,965
                                                                    ----------

                                                                        10,360
                                                                    ----------

BONDS - 20.1%
SSgA Bond Market Fund (Note 4) . . . . . . . . .        742,976          7,541
SSgA Intermediate Fund (Note 4). . . . . . . . .        378,990          3,737
                                                                    ----------

                                                                        11,278
                                                                    ----------

SHORT-TERM ASSETS - 3.9%
SSgA Money Market Fund (a) . . . . . . . . . . .      2,202,302          2,202
                                                                    ----------

                                                                         2,202
                                                                    ----------

TOTAL INVESTMENTS (identified cost $55,442)(b) - 100.2%. . . .          56,332
                                                                    ----------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2). . . . . . . . . . . .               7
Other assets . . . . . . . . . . . . . . . . . . . . . . . . .              46
Liabilities (Note 4) . . . . . . . . . . . . . . . . . . . . .            (140)
                                                                    ----------

TOTAL OTHER ASSETS AND LIABILITIES, NET - (0.2%) . . . . . . .             (87)
                                                                    ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . .      $   56,245
                                                                    ----------
                                                                    ----------


16  Semiannual Report

SSgA LIFE SOLUTIONS
GROWTH FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                                      MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------
NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . .      $      154
Accumulated distributions in excess of net realized gains  . .            (167)
Unrealized appreciation (depreciation) on investments. . . . .             890
Shares of beneficial interest. . . . . . . . . . . . . . . . .               4
Additional paid-in capital . . . . . . . . . . . . . . . . . .          55,364
                                                                    ----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .      $   56,245
                                                                    ----------
                                                                    ----------

NET ASSET VALUE, offering and redemption price per share
  ($56,244,637 divided by 3,872,794 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . .      $    14.52
                                                                    ----------
                                                                    ----------

(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  17

SSgA LIFE SOLUTIONS
GROWTH FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the six Months Ended February 28, 1998 (Unaudited)

                                                                                                                  Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Income distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          605

EXPENSES (Notes 2 and 4):
  Distribution fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           14
  Fund accounting. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  30
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 106
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 499
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  61
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .               3,706               3,767
                                                                                          --------------

Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                 (94)
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,673
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $        4,172
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

18  Semiannual Report

SSgA LIFE SOLUTIONS
GROWTH FUND

                                                                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                         FOR THE SIX        FOR THE PERIOD
                                                                                         MONTHS ENDED       JULY 1, 1997++
                                                                                       FEBRUARY 28, 1998          TO
                                                                                         (UNAUDITED)        AUGUST 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             499   $               7
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,767                   -
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                 (94)                984
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .               4,172                 991
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (506)                  -
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .              (1,668)                  -
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (2,112)                  -
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (4,286)                  -
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              12,756              42,612
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              12,642              43,603

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              43,603                   -
                                                                                       -----------------   -----------------
  End of period (including undistributed net investment income of
     $154 and $7, respectively). . . . . . . . . . . . . . . . . . . . . . . . . . .   $          56,245   $          43,603
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


FUND SHARE TRANSACTIONS

                                                     FOR THE SIX MONTHS ENDED             FOR THE PERIOD JULY 1, 1997++
                                                   FEBRUARY 28, 1998 (UNAUDITED)                TO AUGUST 31, 1997
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS             SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . .                 734   $          10,381               3,000   $          43,384
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . .                 323               4,286                   -                   -
Payments for shares redeemed . . . . . . . .                (133)             (1,911)                (51)               (772)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . . .                 924   $          12,756               2,949   $          42,612
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------

++ Commencement of operations.


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  19

SSgA LIFE SOLUTIONS
GROWTH FUND

                                                                                                        FINANCIAL HIGHLIGHTS

                                           The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                        1998*       1997**
                                                                                                     ----------   ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    14.79   $    14.44
                                                                                                     ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .15(d)         -
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . .         1.14(d)         -
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .         (.16)(d)      .35
                                                                                                     ----------   ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.13          .35
                                                                                                     ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.17)           -
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.54)           -
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.69)           -
                                                                                                     ----------   ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (1.40)           -
                                                                                                     ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    14.52   $    14.79
                                                                                                     ----------   ----------
                                                                                                     ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8.53         2.42

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . .       56,245       43,603

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .45          .35
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .45          .54
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.13          .09

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        97.91        39.49

 *  For the six months ended February 28, 1998 (Unaudited).
** For the period July 1, 1997(commencement of operations) to August 31, 1997.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1997 are annualized.
(c) See Note 4 for current period amounts.
(d) Calculations are based on average month-end shares outstanding.


20  Semiannual Report

SSgA
LIFE SOLUTIONS FUNDS

                                                  NOTES TO FINANCIAL STATEMENTS
                                                  February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on three portfolios, the SSgA Life Solutions Income and Growth Fund, Balanced Fund and Growth Fund (the "Funds"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

                                                           ASSET ALLOCATION RANGES
                                             ---------------------------------------------------
                                               INCOME AND
          ASSET CLASS/UNDERLYING FUND          GROWTH FUND      BALANCED FUND      GROWTH FUND
     -------------------------------------   ---------------   ---------------   ---------------
       EQUITIES                                  20 - 60%          40 - 80%         60 - 100%
          US Equities
             SSgA S&P 500 Index Fund
             SSgA Matrix Equity Fund
             SSgA Small Cap Fund
             SSgA Growth and Income Fund
          International Equities*                  15%*              20%*              25%*
             SSgA Active International Fund
             SSgA Emerging Markets Fund
       BONDS                                     40 - 80%          20 - 60%          0 - 40%
             SSgA Bond Market Fund
             SSgA Intermediate Fund
       SHORT TERM ASSETS                          0 - 20%           0 - 20%          0 - 20%
             SSgA Yield Plus Fund
             SSgA Money Market Fund
             SSgA US Government Money Market

     * International equities are included in the total equity exposure indicated above and will not exceed the listed percentages.


                                                           Semiannual Report  21

SSgA
LIFE SOLUTIONS FUNDS

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     OBJECTIVES OF THE UNDERLYING FUNDS:

     The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds (except Tax Free Money Market). The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

     SSgA S&P 500 INDEX FUND: To seek to replicate the total return of the S&P 500 Index.

     SSgA MATRIX EQUITY FUND: To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

     SSgA SMALL CAP FUND: To maximize total return through investment in equity securities; under normal market conditions, at least 65% of total assets will be invested in securities of smaller capitalized issuers.

     SSgA GROWTH AND INCOME FUND: To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

     SSgA ACTIVE INTERNATIONAL FUND: To provide long-term capital growth by investing primarily in securities of foreign issuers.

     SSgA EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

     SSgA BOND MARKET FUND: To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB" Index").

     SSgA INTERMEDIATE FUND: To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

     SSgA YIELD PLUS FUND: To seek high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

     SSgA MONEY MARKET FUND: To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

     SSgA US GOVERNMENT MONEY MARKET FUND: To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.


22  Semiannual Report

SSgA
LIFE SOLUTIONS FUNDS

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

     SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

     SECURITIES TRANSACTIONS: Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, the sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is each Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

     The Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1998 are as follows:

                                                                                           NET
                                                                                        UNREALIZED
                                    FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
                                        COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                                   --------------   --------------   --------------   --------------
          Income and Growth Fund   $   20,566,276   $      503,877   $     (136,394)  $      367,483
          Balanced Fund                93,103,820        2,834,281         (236,723)       2,597,558
          Growth Fund                  55,442,132        1,832,331         (942,106)         890,225


                                                           Semiannual Report  23

SSgA
LIFE SOLUTIONS FUNDS

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

     The following reclassifications have been made at February 28, 1998:

                                   UNDISTRIBUTED     ACCUMULATED
                                   NET INVESTMENT    NET REALIZED
                                       INCOME        GAIN (LOSS)
                                   --------------   --------------
          Income and Growth Fund   $      301,691   $     (301,691)
          Balanced Fund                 1,573,701       (1,573,701)
          Growth Fund                   1,821,556       (1,821,556)

     EXPENSES: The Funds will pay all of their expenses other than those expressly assumed by the Adviser and the Administrator. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

     DEFERRED ORGANIZATION EXPENSES: The Funds have incurred expenses in connection with their organization initial registration. These costs have been deferred and are being amortized over sixty months on a straight-line basis.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases and sales of investment securities aggregated to the following:

                                     PURCHASES           SALES
                                   --------------   --------------
          Income and Growth Fund   $   18,368,995   $   11,657,512
          Balanced Fund               105,379,792       61,457,783
          Growth Fund                  35,331,702       22,921,821


24  Semiannual Report

SSgA
LIFE SOLUTIONS FUNDS

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. The Funds will not be charged a fee by the Adviser. However, each Fund, as a shareholder in the Underlying Funds, will bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. For the six months ended February 28, 1998, the Adviser voluntarily agreed to reimburse the Funds for all expenses (except 12b-1 distribution expenses) in excess of .30% of average daily net assets on an annual basis.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to the percentages, stated below, of their average aggregate daily net assets. The Funds will not be charged a fee by the Administrator. Instead, the Administrator will assess administration fees on the Underlying Funds. Each Fund will pay indirectly its proportionate share of the following: All Underlying Funds (except Active International and Emerging Markets) to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; and over $1 billion - .03%. Active International and Emerging Markets to and including $500 million - .07%; over $500 million to and including $1 billion - .06%; over $1 billion to and including $1.5 billion - .04%; and over $1.5 billion - .03%.

     The percentage of the fee paid by the each Underlying Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Underlying Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios, including the Funds. Further, the administration fee paid by the Underlying Funds will be reduced by the sum of certain distribution related expenses (up to a maximum of 5% of the asset-based administration fee listed above).

     DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of the Administrator, serves as distributor for all Investment Company portfolio shares, including the Funds.

     The Funds and Underlying Funds have also adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Funds and Underlying Funds' average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity that is intended to result in the sale and retention of the Funds and Underlying Fund shares including: (1) payments made to certain broker-dealers, investments advisors and other third party intermediaries; (2) the


                                                           Semiannual Report  25

SSgA
LIFE SOLUTIONS FUNDS

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

     Payments to Distributor, as well as payments to Service Organizations from a Fund, are not permitted by the Plan to exceed .25% of a Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1998. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

     The Funds have entered into service agreements with State Street Solutions ("Solutions"), State Street Brokerage Services, Inc. ("SSBSI"), the State Street Retirement Investment Division ("RIS"), (collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .15%, .13%, and .13%, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Funds did not incur any expenses from RIS. The Funds incurred expenses from Solutions and SSBSI as follows:

                                                     STATE STREET
                                    STATE STREET      BROKERAGE
                                      SOLUTIONS     SERVICES, INC.
                                   --------------   --------------
          Income and Growth Fund   $        5,918   $          862
          Balanced Fund                    22,498              536
          Growth Fund                      20,161              118

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all the Funds based upon their relative net assets.


26  Semiannual Report

SSgA
LIFE SOLUTIONS FUNDS

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     ACCRUED FEES PAYABLE TO AFFILIATES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:


                                        INCOME AND        BALANCED         GROWTH
                                        GROWTH FUND         FUND            FUND
                                      --------------   --------------   --------------
          Fund accounting fees        $        2,102   $       12,207   $       12,289
          Distribution fees                    6,050           23,106           14,071
          Shareholder servicing fees           5,871           23,885           19,298
          Transfer agent fees                    495            1,066            1,061
                                      --------------   --------------   --------------
                                      $       14,518   $       60,264   $       46,719
                                      --------------   --------------   --------------
                                      --------------   --------------   --------------

     BENEFICIAL INTEREST: In the Income and Growth Fund, as of February 28, 1998, three shareholders (two who were also affiliates of the Investment Company) were record owners of approximately 68%, 21% and 11%, respectively, of the total outstanding shares of the Fund. In the Balanced Fund, as of February 28, 1998, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 58% and 39%, respectively, of the total outstanding shares of the Fund. In the Growth Fund, as of February 28, 1998, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 92% of the toal outstanding shares of the Fund.

     TRANSACTIONS WITH AFFILIATED COMPANIES: An affiliated company is a company in which a fund has ownership of at least 5% of voting securities. Transactions during the period with Funds which are or were affiliates are as follows:


                                                  PURCHASE           SALES          DIVIDEND
                     AFFILIATE                      COST             COST            INCOME
        -----------------------------------    --------------   --------------   --------------
          INCOME AND GROWTH FUND
             SSgA Bond Market Fund             $    8,469,405   $       27,088   $      201,721
             SSgA Intermediate Fund                 3,886,140          591,115           88,387
                                               --------------   --------------   --------------
                                               $   12,355,545   $      618,203   $      290,108
                                               --------------   --------------   --------------
                                               --------------   --------------   --------------

          BALANCED FUND
             SSgA Matrix Equity Fund           $   26,349,906   $    2,789,855   $    2,518,015
             SSgA Active International Fund         9,813,611        1,634,327          364,420
             SSgA Bond Market Fund                 28,225,054        1,090,040          462,260
             SSgA Intermediate Fund                 9,212,168        1,066,071          165,239
                                               --------------   --------------   --------------
                                               $   73,600,739   $    6,580,293   $    3,509,934
                                               --------------   --------------   --------------
                                               --------------   --------------   --------------

          GROWTH FUND
             SSgA Bond Market Fund             $    7,404,725   $    1,054,364   $      192,325
             SSgA Intermediate Fund                 3,690,881           80,409           88,289
                                               --------------   --------------   --------------
                                               $   11,095,606   $    1,134,773   $      280,614
                                               --------------   --------------   --------------
                                               --------------   --------------   --------------


     The market values of the above transactions are shown on the accompanying Statements of Net Assets.


                                                           Semiannual Report  27

SSgA LIFE SOLUTIONS FUNDS
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327


DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


28  Semiannual Report

                                   SSgA-SM- FUNDS


                                  MONEY MARKET FUND

                            SEMIANNUAL REPORT (UNAUDITED)

                                  FEBRUARY 28, 1998

                                  TABLE OF CONTENTS

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   11

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . .   12

Fund Management and Service Providers  . . . . . . . . . . . . . . . . . .   16



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
MONEY MARKET FUND

                                                                                                      STATEMENT OF NET ASSETS
                                                                                                February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------
CORPORATE BONDS AND NOTES - 22.5%
AVCO Financial Services (MTN)(a) . . . . . . . . . . . . . . . . .   $   25,000          5.565%      11/17/98    $    25,000
Bank of New York . . . . . . . . . . . . . . . . . . . . . . . . .       15,000          6.000       03/24/98         14,999
Bank of Scotland (MTN)(a). . . . . . . . . . . . . . . . . . . . .       40,000          5.806       09/22/98         39,991
Bank One Milwaukee NA. . . . . . . . . . . . . . . . . . . . . . .       25,000          5.550       01/29/99         24,982
Bank One Texas NA (a). . . . . . . . . . . . . . . . . . . . . . .       50,000          5.590       07/01/98         49,987
Branch Banking & Trust Company . . . . . . . . . . . . . . . . . .       25,000          5.510       03/23/98         25,000
Caterpillar Financial Services (MTN) . . . . . . . . . . . . . . .        5,000          8.120       03/10/98          5,003
Comerica Bank (a). . . . . . . . . . . . . . . . . . . . . . . . .      100,000          5.495       11/09/98         99,959
Comerica Bank (MTN)(a) . . . . . . . . . . . . . . . . . . . . . .       50,000          5.745       02/09/99         49,977
Fifth Third Bank . . . . . . . . . . . . . . . . . . . . . . . . .       50,000          5.510       03/16/98         50,000
First National Bank of Chicago . . . . . . . . . . . . . . . . . .       47,000          5.780       08/05/98         46,994
General Motors Acceptance Corp. (MTN)(a) . . . . . . . . . . . . .       25,000          5.786       09/21/98         24,984
Goldman Sachs Group (MTN)(a) . . . . . . . . . . . . . . . . . . .       50,000          5.625       03/26/99         50,000
IBM Credit Corp. (MTN)(a). . . . . . . . . . . . . . . . . . . . .       40,000          5.812       06/05/98         39,993
Key Bank National Association (MTN)(a) . . . . . . . . . . . . . .       75,000          5.550       02/24/99         74,935
Merrill Lynch & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . .       50,000          5.847       03/04/98         50,000
Merrill Lynch & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . .       50,000          5.836       03/09/98         50,000
Merrill Lynch & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . .       60,000          5.545       10/19/98         59,996
Morgan Stanley Dean Witter (a) . . . . . . . . . . . . . . . . . .       50,000          5.585       10/26/98         50,000
Morgan Stanley Dean Witter (a) . . . . . . . . . . . . . . . . . .       40,000          5.585       11/06/98         40,000
National City Bank, Cleveland. . . . . . . . . . . . . . . . . . .       25,000          5.800       03/03/98         25,000
Nationsbank Corp. (MTN). . . . . . . . . . . . . . . . . . . . . .       23,000          5.120       10/05/98         22,940
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . .       20,000          5.828       12/01/98         20,000
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . .       30,000          5.887       12/14/98         30,000
Nationsbank Corp. (a). . . . . . . . . . . . . . . . . . . . . . .       28,000          5.781       12/21/98         27,984
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . .       75,000          5.762       01/05/99         75,000
Northern Trust Co. . . . . . . . . . . . . . . . . . . . . . . . .       25,000          5.750       03/04/98         25,000
Old Kent Bank & Trust Co. (a). . . . . . . . . . . . . . . . . . .       20,000          5.680       04/29/98         19,999
Old Kent Bank & Trust Co. (a). . . . . . . . . . . . . . . . . . .       25,000          5.650       11/19/98         24,993
Trust Investment Enhanced Return Securities (a). . . . . . . . . .       50,000          5.625       10/15/03         50,000
Walt Disney Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .       25,000          5.615       02/10/99         24,994
Wells Fargo & Company (MTN)(a) . . . . . . . . . . . . . . . . . .       25,000          5.761       10/20/98         24,989
Wells Fargo & Company (MTN)(a) . . . . . . . . . . . . . . . . . .       75,000          5.761       10/26/98         74,965
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . .       30,000          5.535       01/22/99         29,988
                                                                                                                  ----------

TOTAL CORPORATE BONDS AND NOTES (cost $1,347,652). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,347,652
                                                                                                                  ----------



                                                            Semiannual Report  3

SSgA
MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT - 3.3%
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . . . . $   50,000          5.820%      03/27/98     $   50,001
PNC Bank, Pittsburgh (a) . . . . . . . . . . . . . . . . . . . . . .     50,000          5.640       07/01/98         49,981
PNC Bank, Pittsburgh (a) . . . . . . . . . . . . . . . . . . . . . .     50,000          5.600       09/02/98         49,982
United States National Bank of Oregon (a). . . . . . . . . . . . . .     25,000          5.776       06/26/98         24,994
Wachovia Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.550       04/09/98         25,000
                                                                                                                  ----------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (cost $199,958) . . . . . . . . . . . . . . . . . . . . . . . . . . . .       199,958
                                                                                                                  ----------

EURODOLLAR BONDS - 0.2%
Bayerische Vereinsbank (MTN) . . . . . . . . . . . . . . . . . . . .      2,953          5.250       02/01/99          2,941
Ontario, Province of . . . . . . . . . . . . . . . . . . . . . . . .      6,457          7.000       01/27/99          6,533
                                                                                                                  ----------

TOTAL EURODOLLAR BONDS (cost $9,474) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,474
                                                                                                                  ----------

EURODOLLAR CERTIFICATES OF DEPOSIT - 3.5%
Bank of Scotland PLC (a) . . . . . . . . . . . . . . . . . . . . . .     50,000          5.730       04/17/98         49,999
Bayerische Vereinsbank . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.600       04/08/98         50,005
National Australia Bank, Ltd.. . . . . . . . . . . . . . . . . . . .     50,000          5.810       03/23/98         50,009
Toronto Dominion Bank. . . . . . . . . . . . . . . . . . . . . . . .     60,000          5.510       03/20/98         60,000
                                                                                                                  ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $210,013) . . . . . . . . . . . . . . . . . . . . . . . . . . .       210,013
                                                                                                                  ----------

FOREIGN COMMERCIAL PAPER - 3.6%
Cregem NA, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .     20,000          5.560       04/09/98         19,880
Nordbanken NA, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.450       05/06/98         49,500
Unifunding, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .    100,000          5.430       04/15/98         99,321
Unifunding, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.470       05/05/98         49,506
                                                                                                                  ----------

TOTAL FOREIGN COMMERCIAL PAPER (cost $218,207) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       218,207
                                                                                                                  ----------

DOMESTIC COMMERCIAL PAPER - 15.9%
Daimler Benz North America . . . . . . . . . . . . . . . . . . . . .     32,000          5.570       03/27/98         31,871
Daimler Benz North America . . . . . . . . . . . . . . . . . . . . .     25,000          5.625       04/21/98         24,801
Daimler Benz North America . . . . . . . . . . . . . . . . . . . . .     25,000          5.630       04/21/98         24,801
Delaware Funding Corp. . . . . . . . . . . . . . . . . . . . . . . .     65,000          5.520       03/16/98         64,851
Delaware Funding Corp. . . . . . . . . . . . . . . . . . . . . . . .     11,118          5.530       03/25/98         11,077
du Pont (E.I.) de Nemours & Co.. . . . . . . . . . . . . . . . . . .     25,000          5.480       03/19/98         24,932
du Pont (E.I.) de Nemours & Co.. . . . . . . . . . . . . . . . . . .     31,000          5.490       03/19/98         30,915
du Pont (E.I.) de Nemours & Co.. . . . . . . . . . . . . . . . . . .     25,000          5.480       03/20/98         24,928


4  Semiannual Report

SSgA
MONEY MARKET FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------

Falcon Asset Securitization. . . . . . . . . . . . . . . . . . . . . $   30,410          5.560%      04/09/98     $   30,227
Falcon Asset Securitization. . . . . . . . . . . . . . . . . . . . .     25,000          5.550       04/20/98         24,807
Ford Motor Credit Corp.. . . . . . . . . . . . . . . . . . . . . . .     50,000          5.530       04/10/98         49,693
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .     30,000          5.700       03/11/98         29,953
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .     50,000          5.500       03/18/98         49,870
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .     35,000          5.470       03/20/98         34,899
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .     25,000          5.420       03/23/98         24,917
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .     50,000          5.470       04/13/98         49,673
Gillette Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     25,340          5.650       03/02/98         25,336
Goldman Sachs Group. . . . . . . . . . . . . . . . . . . . . . . . .     40,000          5.550       05/13/98         39,550
Goldman Sachs Group. . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.450       05/14/98         49,440
Grand Metropolitan Corp. . . . . . . . . . . . . . . . . . . . . . .     30,000          5.555       04/30/98         29,722
JP Morgan & Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.310       07/13/98         49,012
Monte Rosa Capital Corp. . . . . . . . . . . . . . . . . . . . . . .     30,000          5.510       03/18/98         29,922
Monte Rosa Capital Corp. . . . . . . . . . . . . . . . . . . . . . .     66,000          5.460       05/13/98         65,269
Monte Rosa Capital Corp. . . . . . . . . . . . . . . . . . . . . . .     30,000          5.500       05/20/98         29,633
Prudential Funding Corp. . . . . . . . . . . . . . . . . . . . . . .    100,000          5.700       03/02/98         99,983
                                                                                                                  ----------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $950,082). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       950,082
                                                                                                                  ----------

TIME DEPOSITS - 8.9%
Bank of Boston . . . . . . . . . . . . . . . . . . . . . . . . . . .    200,000          5.562       03/02/98        200,000
Branch Banking & Trust Company (a) . . . . . . . . . . . . . . . . .    112,209          5.562       03/02/98        112,209
Chase Manhattan Bank . . . . . . . . . . . . . . . . . . . . . . . .    220,000          5.687       03/02/98        220,000
                                                                                                                  ----------

TOTAL TIME DEPOSITS (cost $532,209). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       532,209
                                                                                                                  ----------

UNITED STATES GOVERNMENT AGENCIES - 1.3%
Federal Farm Credit Bank (MTN) . . . . . . . . . . . . . . . . . . .     10,750          5.650       10/01/98         10,740
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .     20,000          5.792       10/23/98         19,991
Federal Home Loan Mortgage Corp. (a) . . . . . . . . . . . . . . . .     25,000          5.425       01/26/99         24,984
Student Loan Marketing Association (MTN) . . . . . . . . . . . . . .     20,000          5.740       12/17/98         19,988
                                                                                                                  ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $75,703) . . . . . . . . . . . . . . . . . . . . . . . . . . . .        75,703
                                                                                                                  ----------

YANKEE CERTIFICATES OF DEPOSIT - 22.5%
Abbey National PLC (MTN)(a). . . . . . . . . . . . . . . . . . . . .     32,000          5.505       06/16/98         31,993
Abbey National PLC (MTN)(a). . . . . . . . . . . . . . . . . . . . .     45,000          5.443       07/15/98         44,987




                                                            Semiannual Report  5

SSgA
MONEY MARKET FUND



                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                               February 28, 1998 (Unaudited)

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------

Abbey National PLC (MTN) . . . . . . . . . . . . . . . . . . . . . .  $  50,000          5.875%      12/22/98     $   49,971
Abbey National PLC (MTN) . . . . . . . . . . . . . . . . . . . . . .     35,000          5.540       01/20/99         34,994
Abbey National PLC (MTN) . . . . . . . . . . . . . . . . . . . . . .     30,000          5.550       01/26/99         29,987
ABN AMRO Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .     20,000          6.140       05/01/98         20,002
Bank of Austria. . . . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.630       04/07/98         50,000
Bank of Montreal (a) . . . . . . . . . . . . . . . . . . . . . . . .     40,000          5.766       06/30/98         39,992
Bank of Nova Scotia. . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.620       03/05/98         25,000
Bank of Nova Scotia. . . . . . . . . . . . . . . . . . . . . . . . .     30,000          5.660       04/06/98         30,001
Bank of Nova Scotia. . . . . . . . . . . . . . . . . . . . . . . . .     35,000          5.730       10/29/98         35,026
Bank of Nova Scotia. . . . . . . . . . . . . . . . . . . . . . . . .     11,000          5.715       10/30/98         10,983
Barclays Bank PLC (a). . . . . . . . . . . . . . . . . . . . . . . .    100,000          5.670       12/16/98         99,959
Barclays Bank PLC. . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.560       02/25/99         24,986
Barclays Bank PLC. . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.645       03/02/99         24,986
Bayerische Hypotheken. . . . . . . . . . . . . . . . . . . . . . . .     20,000          5.940       10/22/98         19,993
Bayerische Landesbank (a). . . . . . . . . . . . . . . . . . . . . .     65,000          5.495       06/26/98         64,984
Branch Banking & Trust Company (a) . . . . . . . . . . . . . . . . .     25,000          5.687       07/01/98         24,995
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.800       03/31/98         50,000
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.530       05/20/98         50,000
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.550       02/10/99         49,977
Commerzbank AG . . . . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.520       03/24/98         50,000
Deutsche Bank AG . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.670       01/08/99         24,994
Deutsche Bank AG (a) . . . . . . . . . . . . . . . . . . . . . . . .     70,000          5.642       07/01/98         69,977
Dresdner Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .     40,000          5.510       01/15/99         39,987
Landesbank Hessen Thuringen. . . . . . . . . . . . . . . . . . . . .     15,000          5.960       03/20/98         15,000
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . . . .     16,000          5.710       01/08/99         16,003
National Australia Bank, Ltd.. . . . . . . . . . . . . . . . . . . .     25,000          5.665       03/05/98         25,000
National Australia Bank, Ltd.. . . . . . . . . . . . . . . . . . . .     40,000          5.735       10/13/98         39,982
National Westminster Bank PLC. . . . . . . . . . . . . . . . . . . .     50,000          5.680       03/02/98         50,000
National Westminster Bank PLC. . . . . . . . . . . . . . . . . . . .     75,000          5.660       03/05/98         75,000
National Westminster Bank PLC. . . . . . . . . . . . . . . . . . . .     25,000          5.860       08/10/98         24,996
Royal Bank of Canada . . . . . . . . . . . . . . . . . . . . . . . .     18,000          5.825       08/25/98         17,994
Swiss Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.980       03/19/98         15,000
Swiss Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .     30,000          5.670       04/02/98         30,001
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          6.240       04/07/98         24,999
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.790       08/05/98         14,997
                                                                                                                  ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $1,346,746) . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,346,746
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $4,890,044) - 81.7%. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4,890,044
                                                                                                                  ----------


6  Semiannual Report

SSgA
MONEY MARKET FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                               February 28, 1998 (Unaudited)

                                                                                                                    VALUE
                                                                                                                    (000)
                                                                                                                  ----------
REPURCHASE AGREEMENTS - 18.4%
Agreement with Bear Stearns of $200,000
  acquired February 27, 1998 at 5.650% to be repurchased at $200,094 on March 2, 1998, collateralized by:
     $50,000 United States Treasury Notes
        10.750% due 05/15/03 valued at $62,809
     $50,000 United States Treasury Notes
        11.875% due 11/15/03 valued at $66,487
     $49,810 United States Treasury Notes
        10.625% due 08/15/15 valued at $74,973 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  200,000
Agreement with Lehman Brothers of $600,000
  acquired February 27, 1998 at 5.520% to be repurchased at $600,276 on March 2, 1998, collateralized by:
     $618,555 United States Treasury Notes
        5.500% due 02/15/08 valued at $611,951 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       600,000
Agreement with Swiss Bank Corp. of $300,000
  acquired February 27, 1998 at 5.550% to be repurchased at $300,139 on March 2, 1998, collateralized by:
     $200,000 United States Treasury Notes
        7.750% due 12/31/99 valued at $209,890
     $94,000 United States Treasury Notes
        6.250% due 05/31/00 valued at $96,743. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       300,000
                                                                                                                  ----------

TOTAL REPURCHASE AGREEMENTS (identified cost $1,100,000) . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,100,000
                                                                                                                  ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $5,990,044)(b) - 100.1%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5,990,044

OTHER ASSETS AND LIABILITIES, NET - (0.1)% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (5,723)
                                                                                                                  ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $5,984,321
                                                                                                                  ----------
                                                                                                                  ----------

(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
MONEY MARKET FUND


                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                               February 28, 1998 (Unaudited)

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $    4,890,044
Repurchase agreements (identifed cost $1,100,000)(Note 2). . . . . . . . . . . . . . . . . . . . . . . .           1,100,000
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              43,451
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,033,495

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          356
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,886
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,986
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .               2,932
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  14
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              49,174
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    5,984,321
                                                                                                              --------------
                                                                                                              --------------
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       (2,022)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,986
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,980,357
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    5,984,321
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($5,984,321,156 divided by 5,986,343,328 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
MONEY MARKET FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      133,034

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        5,818
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 734
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 442
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,189
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  42
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 985
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 100
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  75
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  71
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,471
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             123,563
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 693
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $      124,256
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  9

SSgA
MONEY MARKET FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1998         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         123,563   $         219,867
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  693                 697
                                                                                        -----------------   -----------------
     Net increase in net assets resulting from operations. . . . . . . . . . . . . .              124,256             220,564
                                                                                        -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (123,563)           (219,867)
                                                                                        -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .            1,705,463             802,059
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .            1,706,156             802,756

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,278,165           3,475,409
                                                                                        -----------------   -----------------
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       5,984,321   $       4,278,165
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          35,375,208          59,548,475
Proceeds from reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .             113,310             194,301
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (33,783,055)        (58,940,717)
                                                                                        ----------------    ----------------

Total net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,705,463             802,059
                                                                                        ----------------    ----------------
                                                                                        ----------------    ----------------


The accompanying notes are an integral part of the financial statements.

10  Semiannual Report

SSgA
MONEY MARKET FUND


                                                                                                        FINANCIAL HIGHLIGHTS

                                   The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                   1998*         1997         1996         1995         1994         1993
                                                 ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                 ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . .      .0259        .0516        .0524        .0538        .0330        .0320

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . .     (.0259)      (.0516)      (.0524)      (.0538)      (.0330)      (.0320)
                                                 ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                 ----------   ----------   ----------   ----------   ----------   ----------
                                                 ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .       2.66         5.28         5.36         5.52         3.35         3.24

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . .  5,984,321    4,278,165    3,475,409    2,752,895    3,020,796    2,502,483

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . .        .41          .39          .39          .39          .36          .33
     Operating expenses, gross . . . . . . . . .        .41          .39          .39          .39          .36          .38
     Net investment income . . . . . . . . . . .       5.31         5.17         5.20         5.37         3.33         3.20


 *  For the six months ended February 28, 1998 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended February 28, 1998 are annualized.

                                                           Semiannual Report  11

SSgA
MONEY MARKET FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                  February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional Class A shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of August 15, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryover of $2,714,108, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003.


12  Semiannual Report

SSgA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $88,579,149,054, $365,872,314, and $87,341,941,000,
     respectively.

     For the six months ended February 28, 1998, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $496,754,090, $225,343,831, and $651,000,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar


                                                           Semiannual Report  13

SSgA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration
     Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses of $581,510, $159,476, $43,930, $59,773 and $21,967, from the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for


14  Semiannual Report

SSgA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

     Advisory fees                      $ 2,032,198
     Administration fees                    169,592
     Custodian fees                         128,812
     Distribution fees                      356,871
     Shareholder servicing fees             217,315
     Transfer agent fees                     (5,151)
     Trustees' fees                          32,199
                                        -----------
                                        $ 2,931,836
                                        -----------
                                        -----------

     BENEFICIAL INTEREST: As of February 28, 1998, one shareholder was a record owner of approximately 12% of the total outstanding shares of the Fund.


                                                           Semiannual Report  15

SSgA MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


16  Semiannual Report

                                  SSgA-SM- Funds


                                MATRIX EQUITY FUND

                           SEMIANNUAL REPORT (UNAUDITED)


                                 FEBRUARY 28, 1998

                                 TABLE OF CONTENTS

                                                                        Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . .    9

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . .   10

Fund Management and Service Providers  . . . . . . . . . . . . . . . .   15



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
MATRIX EQUITY FUND
                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 97.9%
BASIC INDUSTRIES - 3.7%
Dow Chemical Co.                                          39,700     $    3,633
Goodrich (B.F.) Co.                                       17,000            843
Great Lakes Chemical Corp.                                13,400            652
Kimberly-Clark Corp.                                      60,500          3,369
Lubrizol Corp.                                             1,200             46
Mead Corp.                                                22,400            766
PPG Industries, Inc.                                      46,700          3,027
Premark International, Inc.                               48,100          1,497
USX-U.S. Steel Group                                     166,500          5,848
                                                                     ----------

                                                                         19,681
                                                                     ----------

CAPITAL GOODS - 5.0%
Aeroquip-Vickers, Inc.                                    13,500            784
Case Corp.                                                25,900          1,685
Caterpillar, Inc.                                         32,900          1,797
Deere & Co.                                               71,000          3,985
General Electric Co.                                     152,400         11,849
Ingersoll-Rand Co.                                        39,800          1,895
Johnson Controls, Inc.                                    34,500          1,917
National Service Industries, Inc.                         22,500          1,247
Newport News Shipbuilding, Inc.                            3,700            101
Parker-Hannifin Corp.                                     34,500          1,609
                                                                     ----------

                                                                         26,869
                                                                     ----------

CONSUMER BASICS - 17.1%
Albertson's, Inc.                                        131,400          6,151
American Home Products Corp.                              28,500          2,672
Becton, Dickinson & Co.                                   40,200          2,558
Bristol-Myers Squibb Co.                                  12,500          1,252
Cardinal Health, Inc.                                     30,700          2,514
Coca-Cola Co. (The)                                       85,500          5,873
Dean Foods Co.                                            30,900          1,700
Dole Food, Inc.                                           24,500          1,331
Fort James Corp.                                          17,600            799
Heinz (H.J.) Co.                                         112,200          6,318
Interstate Bakeries Corp.                                154,600          5,179
Kroger Co. (a)                                           100,500          4,246
Mallinckrodt, Inc.                                        34,200          1,327
McKesson Corp.                                            40,200          2,095
Merck & Co., Inc.                                        120,000         15,308
Pfizer, Inc.                                             113,100         10,009
Philip Morris Cos., Inc.                                  31,300          1,360
Procter & Gamble Co.                                      27,800          2,361
Schering-Plough Corp.                                    148,400         11,288
Tenet Healthcare Corp. (a)                                65,000          2,425
Wellpoint Health Networks, Inc. Class A (a)               76,213          4,453
                                                                     ----------

                                                                         91,219
                                                                     ----------

CONSUMER DURABLES - 1.8%
Ford Motor Co.                                           130,600          7,387
PACCAR, Inc.                                              36,500          2,304
                                                                     ----------

                                                                          9,691
                                                                     ----------

CONSUMER NON-DURABLES - 7.6%
CompUSA, Inc. (a)                                         56,900          1,992
Costco Companies, Inc. (a)                               159,100          7,776
Dayton Hudson Corp.                                       52,300          4,043
Federated Department Stores, Inc. (a)                     74,600          3,497
Intimate Brands, Inc. Class A                             38,900          1,055
Lowe's Cos., Inc.                                         54,400          3,179
May Department Stores Co.                                 81,500          4,951
Rite Aid Corp.                                            32,800          1,062
Ross Stores, Inc.                                         39,100          1,540
SuperValu, Inc.                                           51,600          2,457
TJX Cos., Inc.                                           154,200          5,956
V.F. Corp.                                                21,400          1,021
Wal-Mart Stores, Inc.                                     37,800          1,750
                                                                     ----------

                                                                         40,279
                                                                     ----------


                                                            Semiannual Report  3

SSgA
MATRIX EQUITY FUND
                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
CONSUMER SERVICES - 1.8%
Carnival Corp. Class A                                    42,000     $    2,473
Disney (Walt) Co.                                         63,300          7,085
                                                                     ----------

                                                                          9,558
                                                                     ----------

ENERGY - 7.0%
Amoco Corp.                                               81,100          6,894
Atlantic Richfield Co.                                    21,620          1,681
Chevron Corp.                                             40,900          3,318
Exxon Corp.                                              169,400         10,820
Lyondell Petrochemical Co.                               147,900          4,030
Mobil Corp.                                               81,200          5,882
Rowan Cos., Inc. (a)                                      71,600          2,018
Texaco, Inc.                                              47,600          2,657
                                                                     ----------

                                                                         37,300
                                                                     ----------

FINANCE - 20.1%
Ahmanson (H.F.) & Co.                                     83,200          5,195
Allstate Corp.                                           110,800         10,332
American Express Co.                                     101,500          9,141
AmSouth Bancorp                                           37,500          2,107
BankAmerica Corp.                                        110,500          8,564
BankBoston Corp.                                          15,900          1,585
Bear Stearns Cos., Inc.                                   25,700          1,198
Comerica, Inc.                                            71,000          7,158
Compass Bancshares, Inc.                                  16,500            759
Donaldson, Lufkin & Jenrette, Inc.                        36,700          3,005
Equitable Companies, Inc.                                 49,400          2,584
Everest Reinsurance Holdings, Inc.                         7,100            262
Federal National Mortgage Association                    149,700          9,553
Fifth Third Bancorp                                       19,600          1,544
Fleet Financial Group, Inc.                               79,200          6,242
Huntington Bancshares, Inc.                               14,200            509
Lehman Brothers Holdings, Inc.                            45,000          2,838
Loews Corp.                                               50,000          5,016
Marsh & McLennan Cos., Inc.                               71,500          6,198
Morgan Stanley, Dean Witter, Discover and Co.            114,200          7,958
NationsBank Corp.                                          3,200            219
Norwest Corp.                                            170,600          6,984
Providian Financial Corp.                                 33,500          1,901
Republic New York Corp.                                   34,100          4,126
Torchmark Corp.                                           51,900          2,416
                                                                     ----------

                                                                        107,394
                                                                     ----------

GENERAL BUSINESS - 4.7%
AccuStaff, Inc. (a)                                      173,800          4,910
American Greetings Corp. Class A                          21,500            981
Belo (A.H.) Corp. Class A                                 39,400          2,157
Dun & Bradstreet Corp.                                    86,900          2,911
Gannett Co., Inc.                                         89,600          5,785
SBC Communications, Inc.                                  53,619          4,055
Valassis Communications, Inc. (a)                        118,000          4,499
                                                                     ----------

                                                                         25,298
                                                                     ----------

SHELTER - 0.3%
USG Corp. (a)                                             29,900          1,633
                                                                     ----------

                                                                          1,633
                                                                     ----------

TECHNOLOGY - 18.4%
Andrew Corp. (a)                                          45,000          1,243
BMC Software, Inc. (a)                                    29,900          2,287
Cadence Design Systems, Inc. (a)                          90,200          3,151
COMPAQ Computer Corp.                                    118,000          3,783
Computer Associates International, Inc.                  117,450          5,535
EMC Corp. (a)                                             59,200          2,264
Gateway 2000, Inc. (a)                                    98,000          4,312
General Dynamics Corp.                                    46,000          3,991
General Instrument Corp. (a)                              42,300            706
Guidant Corp.                                             61,900          4,515


4  Semiannual Report

SSgA
MATRIX EQUITY FUND
                                             STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
Intel Corp.                                               88,300     $    7,914
International Business Machines Corp.                     21,500          2,245
Lexmark International Group, Inc. Class A (a)             26,800          1,146
Lucent Technologies, Inc.                                 94,800         10,274
Microsoft Corp. (a)                                      202,800         17,187
Rockwell International Corp.                              17,700          1,071
SCI Systems, Inc. (a)                                     16,200            729
Storage Technology Corp. (a)                              34,600          2,361
Sun Microsystems, Inc. (a)                               133,400          6,353
Tektronix, Inc.                                           39,450          1,760
Unisys Corp. (a)                                          75,400          1,348
United Technologies Corp.                                 77,100          6,887
Xerox Corp.                                               76,600          6,794
                                                                     ----------

                                                                         97,856
                                                                     ----------

TRANSPORTATION - 0.9%
Ryder System, Inc.                                        49,200          1,805
Trinity Industries, Inc.                                  56,100          2,819
                                                                     ----------

                                                                          4,624
                                                                     ----------

UTILITIES - 9.5%
Ameritech Corp.                                          134,600          5,611
AT&T Corp.                                               153,400          9,338
Bell Atlantic Corp.                                      111,499         10,007
BellSouth Corp.                                           61,600          3,758
Consolidated Edison, Inc.                                 39,600          1,683
DTE Energy Co.                                            34,800          1,279
Entergy Corp.                                             40,100          1,160
FirstEnergy Corp.                                         21,100            611
GPU, Inc.                                                 32,300          1,298
GTE Corp.                                                 31,400          1,700
Long Island Lighting Co.                                  16,900            524
New York State Electric & Gas Corp.                       31,300          1,176
PP&L Resources, Inc.                                      59,100          1,322
Public Service Enterprise Group, Inc.                    177,200          5,715
U.S. West Communications Group                           100,300          5,221
                                                                     ----------

                                                                         50,403
                                                                     ----------

TOTAL COMMON STOCKS
(cost $426,870)                                                         521,805
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                      ----------
SHORT-TERM INVESTMENTS - 3.0%
AIM Short Term Investment
Prime Portfolio Class A (b)                           $    8,185          8,185
Federated Investors Prime Cash Obligations Fund (b)        7,574          7,574
Valiant Money Market Fund Class A (b)                         30             30
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $15,789)                                                           15,789
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $442,659)(c) - 100.9%                                  537,594

OTHER ASSETS AND LIABILITIES,
NET - (0.9%)                                                             (4,606)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  532,988
                                                                     ----------
                                                                     ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSgA
MATRIX EQUITY FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1998 (Unaudited)

                                                                                                                Amounts in
                                                                                                             thousands (except
                                                                                                             per share amount)

ASSETS
Investments at market (identified cost $442,659)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .     $      537,594
Receivables:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                831
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              9,067
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                697
                                                                                                               --------------
      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            548,189

LIABILITIES
Payables:
   Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       14,411
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 116
   Accrued fees to affiliates and trustees (Note 4). . . . . . . . . . . . . . . . . .                 606
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  68
                                                                                            --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,201
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      532,988
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          632
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            32,860
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .            94,935
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                30
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           404,531
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      532,988
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($532,987,751 divided by 30,163,638 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        17.67
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
MATRIX EQUITY FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        4,302

EXPENSES (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        1,754
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                74
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                92
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                76
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                22
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                66
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .               229
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                82
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 8
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12
                                                                                          --------------


   Expenses before reductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,415
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (776)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,639
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,663
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              52,028
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              10,883
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              62,911
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       65,574
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
MATRIX EQUITY FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1998         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           2,663   $           4,705
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             52,028              61,309
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . . .             10,883              61,311
                                                                                        -----------------   -----------------

      Net increase (decrease) in net assets resulting from operations. . . . . . . . .             65,574             127,325
                                                                                        -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (3,188)             (4,696)
   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . . .            (74,385)            (22,485)
                                                                                        -----------------   -----------------

      Total Distributions to Shareholders  . . . . . . . . . . . . . . . . . . . . . .            (77,573)            (27,181)
                                                                                        -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from Fund share transactions. . . . . . . . .            115,590              67,365
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . .            103,591             167,509

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            429,397             261,888
                                                                                        -----------------   -----------------
   End of period (including undistributed net investment income of
      $632 and $1,157, respectively) . . . . . . . . . . . . . . . . . . . . . . . . .  $        532,988    $         429,397
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------



FUND SHARE TRANSACTIONS

                                                      FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                    FEBRUARY 28, 1998 (UNAUDITED)               ENDED AUGUST 31, 1997
                                                -------------------------------------   -------------------------------------
                                                     SHARES              DOLLARS             SHARES              DOLLARS
                                                -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . .                8,091   $         143,978              31,200   $         545,016
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . .                4,427              73,824               1,760              25,673
Payments for shares redeemed . . . . . . . .               (5,680)           (102,212)            (28,170)           (503,324)
                                                -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . . .                6,838   $         115,590               4,790   $          67,365
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
MATRIX EQUITY FUND

                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                   YEAR ENDED AUGUST 31,
                                                               --------------------------------------------------------------
                                                      1998*       1997         1996         1995         1994         1993
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .  $    18.41   $    14.13   $    13.93   $    12.06   $    11.95   $     9.78
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . .         .10          .21          .24          .28          .24          .18
   Net realized and unrealized gain (loss)
     on investments. . . . . . . . . . . . . . .        2.29         5.43         1.64         1.93          .28         2.17
                                                  ----------   ----------   ----------   ----------   ----------   ----------

     Total Income From Investment Operations . .        2.39         5.64         1.88         2.21          .52         2.35
                                                  ----------   ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . .        (.12)        (.22)        (.24)        (.28)        (.23)        (.18)
   Net realized gain on investments. . . . . . .       (3.01)       (1.14)       (1.44)        (.06)        (.09)           -
   In excess of net realized gain on investments          -            -            -             -         (.09)           -
                                                  ----------   ----------   ----------   ----------   ----------   ----------


     Total Distributions . . . . . . . . . . . .       (3.13)       (1.36)       (1.68)        (.34)        (.41)        (.18)
                                                  ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .  $    17.67   $    18.41   $    14.13   $    13.93   $    12.06   $    11.95
                                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                  ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .       14.65        42.75        14.67        18.81         4.41        24.24

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . .     532,988      429,397      261,888      198,341      130,764       62,549

   Ratios to average net assets (%)(b):
     Operating expenses, net(c). . . . . . . . .         .70          .58          .66          .68          .58          .60
     Operating expenses, gross(c). . . . . . . .        1.03          .96         1.04         1.06          .96         1.25
     Net investment income . . . . . . . . . . .        1.14         1.33         1.76         2.25         2.16         2.13

   Portfolio turnover rate (%)(b). . . . . . . .      162.10       117.27       150.68       129.98       127.20        57.65
   Average commission rate paid per share
     of security ($ omitted) . . . . . . . . . .       .0451        .0376        .0404         N/A          N/A           N/A


 *  For the six months ended February 28, 1998(Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended February 28, 1998 are annualized.
(c) See Note 4 for current period amounts.


                                                            Semiannual Report  9

SSgA
MATRIX EQUITY FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1998 (Unaudited)


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA Matrix Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

    International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


10  Semiannual Report

SSgA
MATRIX EQUITY FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1998 are as follows:


                                                                  NET
                                                              UNREALIZED
           FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
              COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
         --------------   --------------   --------------   --------------
         $  442,663,955   $   96,771,530   $   (1,841,944)  $   94,929,586

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    The following reclassifications have been made at February 28, 1998:

          ACCUMULATED       ADDITIONAL
          NET REALIZED       PAID-IN
          GAIN (LOSS)        CAPITAL
         --------------   --------------
         $       (8,319)  $        8,319

    EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.


                                                           Semiannual Report  11

SSgA
MATRIX EQUITY FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases and sales of investment securities, excluding short-term investments, aggregated to $405,924,270 and $375,482,850, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the four months ended December 31, 1997, the Adviser voluntarily agreed to waive .375% of its advisory fee to the Fund. Beginning January 1, 1998, the Advisor voluntarily agreed to waive .25% of its advisory fee to the Fund. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into

12  Semiannual Report

SSgA
MATRIX EQUITY FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)

    sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule
    12b-1 (the "Plan") under the   1940 Act. Under this Plan, the Investment
    Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS") the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses of $53,548, $1,251, $50,761, and $104,556, from the Adviser, SSBSI RIS, and Solutions, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $136,676 for the six months ended February 28, 1998.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.


                                                           Semiannual Report  13

SSgA
MATRIX EQUITY FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

        Advisory fees                      $  401,866
        Administration fees                    17,466
        Custodian fees                         50,306
        Distribution fees                      19,399
        Shareholder servicing fees             71,409
        Transfer agent fees                    43,059
        Trustees' fees                          2,743
                                           ----------
                                           $  606,248
                                           ----------
                                           ----------

    BENEFICIAL INTEREST: As of February 28, 1998, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 24% and 13%, respectively, of the total outstanding shares of the Fund.

5.  DIVIDENDS

    On March 2, 1998, the Board of Trustees declared a dividend of $.0209 from net investment income, payable on March 10, 1998 to shareholders of record on March 3, 1998.


14  Semiannual Report

SSgA MATRIX EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

-------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


                                                          Semiannual Report  15

                                  SSgA-SM- FUNDS


                              PRIME MONEY MARKET FUND


                           SEMIANNUAL REPORT (UNAUDITED)

                                 FEBRUARY 28, 1998


                                 TABLE OF CONTENTS


                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   11

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   15



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
PRIME MONEY MARKET FUND

                                                                                                     STATEMENT OF NET ASSETS
                                                                                               February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------
CORPORATE BONDS AND NOTES - 28.0%
AVCO Financial Services Inc. (MTN)(a). . . . . . . . . . . . . . . . $   25,000          5.565%      11/17/98     $   25,000
Bank of New York . . . . . . . . . . . . . . . . . . . . . . . . . .     10,000          6.000       03/24/98          9,999
Branch Banking & Trust . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.510       03/23/98         25,000
Caterpillar Financial Services (MTN)(a). . . . . . . . . . . . . . .     25,000          5.706       04/13/98         25,000
Caterpillar Financial Services . . . . . . . . . . . . . . . . . . .      8,000          5.180       10/01/98          7,966
Chemical Bank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . .      5,000          5.875       08/10/98          5,006
Comerica Bank, Michigan (a). . . . . . . . . . . . . . . . . . . . .     20,000          5.797       09/11/98         19,993
Disney Walt Co. New (MTN)(a) . . . . . . . . . . . . . . . . . . . .     15,000          5.615       02/10/99         14,997
First Chicago Corp.. . . . . . . . . . . . . . . . . . . . . . . . .     19,350          8.500       06/01/98         19,472
General Motors Acceptance Corp. (MTN)(a) . . . . . . . . . . . . . .      5,000          5.786       09/21/98          4,997
Goldman Sachs Group L.P. (a) . . . . . . . . . . . . . . . . . . . .     19,000          5.668       02/01/99         19,008
Goldman Sachs Group L.P. (MTN)(a). . . . . . . . . . . . . . . . . .     15,000          5.625       03/26/99         15,000
IBM Credit Corp. (MTN)(a). . . . . . . . . . . . . . . . . . . . . .     38,000          5.812       06/05/98         37,994
IBM Credit Corp. (MTN)(a). . . . . . . . . . . . . . . . . . . . . .     30,000          5.756       10/23/98         29,985
Key Bank NA (MTN). . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.640       02/24/99         24,978
Keycorp (MTN)(a) . . . . . . . . . . . . . . . . . . . . . . . . . .      5,000          6.030       03/23/98          5,000
Merrill Lynch & Co., Inc. (MTN)(a) . . . . . . . . . . . . . . . . .     17,000          6.126       05/19/98         17,009
Merrill Lynch & Co., Inc. (MTN)(a) . . . . . . . . . . . . . . . . .     10,000          5.825       02/08/99         10,024
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . . . .     25,000          5.550       02/04/99         24,985
Morgan Stanley Dean Witter (a) . . . . . . . . . . . . . . . . . . .     25,000          5.585       10/26/98         25,000
Nationsbank Corp. (a). . . . . . . . . . . . . . . . . . . . . . . .      5,000          5.762       01/05/99          5,000
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .     20,000          5.887       12/14/98         20,000
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .     25,000          5.828       12/01/98         25,000
Old Kent Bank & Trust Co. (MTN)(a) . . . . . . . . . . . . . . . . .     25,000          5.680       04/29/98         24,998
Old Kent Bank & Trust Co. (MTN)(a) . . . . . . . . . . . . . . . . .     15,000          5.650       11/19/98         14,996
Wells Fargo & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .     30,000          5.771       10/05/98         29,989
                                                                                                                  ----------

TOTAL CORPORATE BONDS & NOTES (cost $486,396). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       486,396
                                                                                                                  ----------
DOMESTIC CERTIFICATES OF DEPOSIT - 4.4%
Branch Banking & Trust . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.687       07/01/98         14,997
Comerica Bank, Michigan (a). . . . . . . . . . . . . . . . . . . . .     22,000          5.495       07/22/98         21,995
First USA Bank (a) . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.875       07/22/98         15,016
PNC Bank NA (a). . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.640       07/01/98         24,991
                                                                                                                  ----------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (cost $76,999). . . . . . . . . . . . . . . . . . . . . . . . . . . . .        76,999
                                                                                                                  ----------



                                                            Semiannual Report  3

SSgA
PRIME MONEY MARKET FUND


                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                               February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                      ------------------------------------------------------
DOMESTIC COMMERCIAL PAPER - 25.2%
Asset Securitization Cooperative Corp. . . . . . . . . . . . . . .    $  10,000          5.740%      03/17/98     $    9,974
Delaware Funding Corp. . . . . . . . . . . . . . . . . . . . . . .       25,000          5.520       03/16/98         24,943
Delaware Funding Corp. . . . . . . . . . . . . . . . . . . . . . .       23,809          5.530       03/20/98         23,740
Dupont EI De Nemours & Co. . . . . . . . . . . . . . . . . . . . .       20,000          5.490       03/19/98         19,945
Falcon Asset Securitization. . . . . . . . . . . . . . . . . . . .       19,775          5.500       03/20/98         19,718
Falcon Asset Securitization. . . . . . . . . . . . . . . . . . . .       30,000          5.560       04/09/98         29,819
Ford Motor Credit Co.. . . . . . . . . . . . . . . . . . . . . . .       30,000          5.530       04/10/98         29,816
General Electric Capital Corp. . . . . . . . . . . . . . . . . . .       10,000          5.700       03/11/98          9,984
General Electric Capital Corp. . . . . . . . . . . . . . . . . . .       15,000          5.470       03/20/98         14,957
General Electric Capital Corp. . . . . . . . . . . . . . . . . . .       20,000          5.420       03/23/98         19,934
General Electric Capital Corp. . . . . . . . . . . . . . . . . . .       15,000          5.470       04/13/98         14,902
Goldman Sachs Group L.P. . . . . . . . . . . . . . . . . . . . . .       15,000          5.470       04/27/98         14,870
Goldman Sachs Group L.P. . . . . . . . . . . . . . . . . . . . . .       20,000          5.550       05/13/98         19,775
Grand Metro Capital Corp.. . . . . . . . . . . . . . . . . . . . .       22,500          5.555       04/30/98         22,292
Merrill Lynch & Co. Inc. . . . . . . . . . . . . . . . . . . . . .        8,000          5.700       04/30/98          7,924
Merrill Lynch & Co. Inc. . . . . . . . . . . . . . . . . . . . . .       15,000          5.530       06/30/98         14,721
Monte Rosa Capital Corp. . . . . . . . . . . . . . . . . . . . . .       11,036          5.480       03/02/98         11,034
Monte Rosa Capital Corp. . . . . . . . . . . . . . . . . . . . . .        9,538          5.480       03/06/98          9,531
Monte Rosa Capital Corp. . . . . . . . . . . . . . . . . . . . . .       15,000          5.500       05/20/98         14,817
Monte Rosa Capital Corp. . . . . . . . . . . . . . . . . . . . . .       20,000          5.510       03/18/98         19,948
Monte Rosa Capital Corp. . . . . . . . . . . . . . . . . . . . . .       15,000          5.460       05/13/98         14,833
Prudential Funding Corp. . . . . . . . . . . . . . . . . . . . . .       70,000          5.700       03/02/98         69,988
                                                                                                                  ----------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $437,465). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       437,465
                                                                                                                  ----------

DOMESTIC TIME DEPOSITS - 12.1%
Chase Manhattan Bank . . . . . . . . . . . . . . . . . . . . . . .       75,000          5.625       03/02/98         75,000
Marshal Isley (Grand Cayman) . . . . . . . . . . . . . . . . . . .       75,000          5.562       03/02/98         75,000
National City Bank (Grand Cayman). . . . . . . . . . . . . . . . .       60,396          5.562       03/02/98         60,396
                                                                                                                  ----------

TOTAL DOMESTIC TIME DEPOSITS (cost $210,396) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       210,396
                                                                                                                  ----------

EURODOLLAR CERTIFICATES OF DEPOSIT - 3.8%
Bank of Scotland . . . . . . . . . . . . . . . . . . . . . . . . .       20,000          5.730       04/17/98         19,999
Bayerische Vereinsbank . . . . . . . . . . . . . . . . . . . . . .       25,000          5.600       04/08/98         25,002
Toronto Dominion Bank. . . . . . . . . . . . . . . . . . . . . . .       20,000          5.510       03/20/98         20,000
                                                                                                                  ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $65,001). . . . . . . . . . . . . . . . . . . . . . . . . . . .        65,001
                                                                                                                  ----------



4  Semiannual Report

SSgA
PRIME MONEY MARKET FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                               February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                      ------------------------------------------------------
EURODOLLAR COMMERCIAL PAPER - 3.4%
Cregem North American Inc. . . . . . . . . . . . . . . . . . . . .    $  10,000          5.560%      04/09/98     $    9,940
Daimler Benz North America . . . . . . . . . . . . . . . . . . . .       25,000          5.625       04/21/98         24,801
Unifunding Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .       25,000          5.470       05/05/98         24,753
                                                                                                                  ----------

TOTAL EURODOLLAR COMMERCIAL PAPER (cost $59,494) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        59,494
                                                                                                                  ----------

UNITED STATES GOVERNMENT AGENCIES - 1.4%
Federal Home Loan Mortgage Corp. (a) . . . . . . . . . . . . . . .       25,000          5.425       01/26/99         24,984
                                                                                                                  ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $24,984) . . . . . . . . . . . . . . . . . . . . . . . . . . . .        24,984
                                                                                                                  ----------

YANKEE CERTIFICATES OF DEPOSIT - 18.0%
Abbey National Treasury Services PLC (a) . . . . . . . . . . . . .       15,000          5.505       06/16/98         14,997
Abbey National Treasury Services PLC (MTN) . . . . . . . . . . . .        8,000          5.540       01/20/99          7,999
Bank of Nova Scotia. . . . . . . . . . . . . . . . . . . . . . . .       20,000          5.660       04/06/98         20,000
Barclays Bank PLC. . . . . . . . . . . . . . . . . . . . . . . . .       20,000          5.560       02/25/99         19,989
Barclays Bank PLC. . . . . . . . . . . . . . . . . . . . . . . . .       15,000          5.645       03/02/99         14,991
Barclays Bank PLC (a). . . . . . . . . . . . . . . . . . . . . . .       10,000          5.670       12/16/98          9,996
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . .       15,000          5.550       04/09/98         15,000
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . .       30,000          5.530       05/20/98         30,000
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . .        5,000          5.940       10/23/98          4,998
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . .       10,000          5.550       02/10/99          9,995
Deutsche Bank AG . . . . . . . . . . . . . . . . . . . . . . . . .       15,000          5.940       10/23/98         14,994
Deutsche Bank AG . . . . . . . . . . . . . . . . . . . . . . . . .        5,000          5.670       01/08/99          4,999
Deutsche Bank AG (a) . . . . . . . . . . . . . . . . . . . . . . .       30,000          5.642       07/01/98         29,990
Dresdner Bank AG . . . . . . . . . . . . . . . . . . . . . . . . .       20,000          5.510       01/15/99         19,993
Landesbank Hessen Thuringen. . . . . . . . . . . . . . . . . . . .       15,000          5.960       03/20/98         15,000
National Westminster Bank PLC. . . . . . . . . . . . . . . . . . .       15,000          5.860       03/10/98         15,000
Royal Bank of Canada . . . . . . . . . . . . . . . . . . . . . . .       10,000          5.825       08/25/98          9,997
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . .       25,000          5.770       08/05/98         24,996
Swiss Bank Corp. of New York . . . . . . . . . . . . . . . . . . .       10,000          5.980       03/19/98         10,000
Swiss Bank Corp. of New York . . . . . . . . . . . . . . . . . . .       20,000          5.670       04/02/98         20,001
                                                                                                                  ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $312,935) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       312,935
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $1,673,670) - 96.3%. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,673,670
                                                                                                                  ----------


                                                           Semiannual Report  5

SSgA
PRIME MONEY MARKET FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                               February 28, 1998 (Unaudited)

                                                                                                                    VALUE
                                                                                                                    (000)
                                                                                                                  ----------
REPURCHASE AGREEMENT - 4.3%
Agreement with Salomon Brothers of $75,000
  acquired February 27, 1998 at 5.650% to be repurchased at $75,035 on March 2, 1998, collateralized by:
    $50,000 United States Treasury Notes
       6.750% due 10/31/01 valued at $50,918
    $24,072 United States Treasury Notes
       5.875% due 11/30/01 valued at $24,082  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   75,000
                                                                                                                  ----------

TOTAL REPURCHASE AGREEMENT (identified cost $75,000). . . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,000
                                                                                                                  ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENT
(cost $1,748,670)(b) - 100.6% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,748,670

OTHER ASSETS AND LIABILITIES - (0.6%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (11,420)
                                                                                                                  ----------

NET ASSETS - 100.0% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $1,737,250
                                                                                                                  ----------
                                                                                                                  ----------


(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
PRIME MONEY MARKET FUND

                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                               February 28, 1998 (Unaudited)

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $    1,673,670
Repurchase agreement (identified cost $75,000)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .              75,000
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,471
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
                                                                                                              --------------
     Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,760,147

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          332
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,089
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,991
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 383
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 102
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,897
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,737,250
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           (9)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,737
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,735,522
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,737,250
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,737,249,755 divided by 1,737,270,376 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
PRIME MONEY MARKET FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                   Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       42,054

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,105
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 237
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 175
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 229
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 102
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 197
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   3
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
                                                                                          --------------
  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,141
  Expense reductions (Note 4)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                (668)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,473
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              40,581
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  36
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $       40,617
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
PRIME MONEY MARKET FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1998         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          40,581   $          69,115
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   36                  38
                                                                                        -----------------   -----------------

     Net increase in net assets resulting from operations. . . . . . . . . . . . . .               40,617              69,153
                                                                                        -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (40,581)            (69,115)
                                                                                        -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              330,951             310,594
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              330,987             310,632

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,406,263           1,095,631
                                                                                        -----------------   -----------------

  End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       1,737,250   $       1,406,263
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,741,115          14,602,335
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               33,648              28,659
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (11,443,812)        (14,320,400)
                                                                                        -----------------   -----------------

Total net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . .              330,951             310,594
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  9

SSgA
PRIME MONEY MARKET FUND

                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                         YEAR ENDED AUGUST 31,
                                                                           -------------------------------------------------
                                                                1998*         1997         1996         1995        1994**
                                                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . .  $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                              ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .0273        .0528        .0546        .0567        .0207

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.0273)      (.0528)      (.0546)      (.0567)      (.0207)
                                                              ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . .  $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                              ----------   ----------   ----------   ----------   ----------
                                                              ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .        2.77         5.52         5.60         5.82         2.09

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . .   1,737,250    1,406,263    1,095,631    1,076,630      432,224

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . .         .20          .20          .20          .14          .16
     Operating expenses, gross (c) . . . . . . . . . . . . .         .29          .28          .25          .27          .32
     Net investment income . . . . . . . . . . . . . . . . .        5.51         5.40         5.44         5.76         4.00


 *   For the six months ended February 28, 1998 (Unaudited).
**   For the period February 22, 1994 (commencement of operations) to
     August 31, 1994.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1994 are annualized.
(c)  See Note 4 for current period amounts.


10  Semiannual Report

SSgA
PRIME MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA Prime Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryover of $89,293, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2005.


                                                          Semiannual Report  11

SSgA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $29,333,237,299, $119,472,790, and $28,843,352,000,
     respectively.

     For the six months ended February 28, 1998, purchases, sales and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $39,972,085, $15,005,205, and $125,000,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has investment advisory agreements with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .15%, of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. As of February 28, 1998, the receivables due from the Adviser for expenses in


12  Semiannual Report

SSgA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     excess of the expense caps have been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the
     Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the six months ended February 28, 1998, the Fund incurred shareholder servicing expenses of $197,140, from the Adviser.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution


                                                          Semiannual Report  13

SSgA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

          Advisory fees                 $   98,042
          Administration fees               60,097
          Custodian fees                    71,293
          Distribution fees                 84,991
          Shareholder servicing fees        45,557
          Transfer agent fees               13,792
          Trustees' fees                     9,366
                                        ----------
                                        $  383,138
                                        ----------
                                        ----------

     BENEFICIAL INTEREST: As of February 28, 1998, one shareholder was a record owner of approximately 42% of the total outstanding shares of the Fund.


14  Semiannual Report

SSgA PRIME MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


                                                          Semiannual Report  15

                                   SSgA-SM- FUNDS

                                   SMALL CAP FUND


                            SEMIANNUAL REPORT (UNAUDITED)

                                  FEBRUARY 28, 1998


                                  TABLE OF CONTENTS

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . .   11

Fund Management and Service Providers  . . . . . . . . . . . . . . . . . .   16



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
SMALL CAP FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 98.3%
BASIC INDUSTRIES - 5.9%
ARMCO, Inc. (a)                                         179,400     $      953
Cleveland-Cliffs, Inc.                                    9,400            483
Devon Energy Corp.                                       44,900          1,529
Georgia Gulf Corp.                                      109,800          3,617
Goodrich (B.F.) Co.                                      45,220          2,241
National Steel Corp. Class B                             86,700          1,344
Precision Castparts Corp.                                19,400          1,076
Texas Industries, Inc.                                  101,900          5,757
Waters Corp. (a)                                        101,400          5,013
                                                                    ----------

                                                                        22,013
                                                                    ----------

CAPITAL GOODS - 6.6%
Aeroquip-Vickers, Inc.                                   14,900            865
Applied Power, Inc., Class A                             67,600          2,434
Encore Wire Corp. (a)                                    38,300          1,173
Essex International, Inc. (a)                            15,400            599
General Cable Corp.                                     117,100          4,852
Kaydon Corp.                                              6,500            242
Kennametal, Inc.                                         20,000          1,052
Kuhlman Corp.                                            26,500          1,169
Manitowoc Co., Inc.                                      36,975          1,458
OmniQuip International, Inc.                             32,600            807
Sanmina Corp. (a)                                        42,700          3,403
Superior TeleCom, Inc.                                   91,000          3,555
Terex Corp. (a)                                         133,200          3,180
                                                                    ----------

                                                                        24,789
                                                                    ----------

CONSUMER BASICS - 15.5%
Agouron Pharmaceuticals, Inc. (a)                        58,400          2,154
Alpharma, Inc. Class A                                   70,500          1,630
American HomePatient, Inc. (a)                           23,300            536
AmeriSource Health Corp. Class A (a)                     35,200          2,059
Andrx Corp. (a)                                           5,700            176
Bindley Western Industries, Inc.                         27,600            914
BJ's Wholesale Club, Inc. (a)                            53,400          1,809
Consolidated Cigar Holdings, Inc. Class A (a)            62,200          1,442
Dean Foods Co.                                           32,500          1,788
Fleming Cos., Inc.                                       85,800          1,528
FPA Medical Management, Inc. (a)                        179,500          4,151
Integrated Health Services, Inc.                         47,500          1,612
Medicis Pharmaceutical Corp. Class A (a)                 90,500          3,880
Michael Foods, Inc.                                      86,200          2,188
Nationwide Health Properties, Inc.                       32,200            851
NBTY, Inc. (a)                                           31,700          1,476
Patterson Dental Co. (a)                                 28,650            867
Pediatrix Medical Group (a)                              62,900          2,595
Pilgrim's Pride Corp.                                    54,100            582
Rexall Sundown, Inc. (a)                                145,200          5,363
Safeskin Corp. (a)                                       27,100          1,663
Sierra Health Services, Inc. (a)                         50,600          1,853
Smithfield Foods, Inc. (a)                               18,600            588
Sofamor/Danek Group, Inc. (a)                            13,900          1,046
Sun Healthcare Group, Inc. (a)                          165,700          3,262
Total Renal Care Holdings, Inc. (a)                     138,100          4,445
Trigon Healthcare, Inc. (a)                             114,500          3,550
Twinlab Corp. New (a)                                    53,300          1,719
Universal Health Services, Inc. Class B (a)              34,800          1,818
Wesley Jessen VisionCare, Inc. New (a)                   15,400            516
                                                                    ----------

                                                                        58,061
                                                                    ----------

CONSUMER DURABLES - 4.7%
Arvin Industries, Inc.                                   59,900          2,374
Best Buy Co. (a)                                        131,900          7,865
Ethan Allen Interiors, Inc.                              86,400          4,817
Linens 'N Things, Inc. (a)                               38,400          1,934
Pillowtex Corp.                                          14,100            553
                                                                    ----------

                                                                        17,543
                                                                    ----------

CONSUMER NON-DURABLES - 9.8%
Abercrombie & Fitch Co. Class A (a)                       6,600            228
Action Performance Companies, Inc. (a)                  104,500          3,827


                                                            Semiannual Report  3

SSgA
SMALL CAP FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Brylane, Inc. (a)                                        24,800     $    1,330
Burlington Industries, Inc. (a)                          98,200          1,626
Canandaigua Wine International, Inc. Class A (a)         69,800          3,891
Cato Corp. Class A                                       55,400            734
Coors (Adolph) Co. Class B                               13,700            428
Department 56, Inc. (a)                                  34,300          1,130
Dress Barn, Inc. (a)                                     30,000            876
Family Dollar Stores, Inc.                               60,150          2,143
Fingerhut Cos., Inc.                                     32,500            806
Footstar, Inc. (a)                                      114,600          3,438
Genesco, Inc. (a)                                       136,700          1,880
Goody's Family Clothing, Inc. (a)                        39,700          1,479
Nautica Enterprises, Inc. (a)                            55,600          1,598
Pacific Sunwear of California (a)                         4,350            151
Pier  1 Imports, Inc.                                   204,400          5,468
Ross Stores, Inc.                                        38,600          1,520
Stein Mart, Inc. (a)                                     25,300            817
Tanger Factory Outlet Center                             10,000            302
Zale Corp. (a)                                          106,600          2,965
                                                                    ----------

                                                                        36,637
                                                                    ----------

CONSUMER SERVICES - 5.3%
AAR Corp.                                                34,350          1,043
Alaska Air Group, Inc. (a)                               39,600          2,180
American General Hospitality Corp.                       66,600          1,798
Brinker International, Inc. (a)                         235,000          4,906
Equity Inns, Inc.                                        69,200          1,099
FelCor Suite Hotels, Inc.                                19,500            700
Marcus Corp.                                             22,650            386
Midwest Express Holdings, Inc. (a)                       59,700          2,903
Rio Hotel & Casino, Inc. (a)                             87,300          2,483
Showbiz Pizza Time, Inc. (a)                             18,500            534
Sonic Corp. (a)                                          59,000          1,718
                                                                    ----------

                                                                        19,750
                                                                    ----------



ENERGY - 2.8%
Cliffs Drilling Co. (a)                                 113,600          4,402
Comstock Resources, Inc. (a)                             79,800            753
Key Energy Group, Inc. (a)                              114,600          2,027
Pool Energy Services Co. (a)                            105,000          2,480
Smith International, Inc. (a)                            16,200            863
                                                                    ----------

                                                                        10,525
                                                                    ----------

FINANCE - 12.2%
AmeriCredit Corp. (a)                                    74,700          2,040
Commercial Federal Corp.                                 56,550          2,000
Cullen Frost Bankers, Inc.                               36,300          2,067
Enhance Financial Services Group, Inc.                   21,300          1,322
Fidelity National Financial                              94,930          2,777
Financial Security Assurance Holdings, Ltd.              22,200          1,167
First American Financial Corp.                           29,850          1,780
FirstFed Financial Corp. (a)                             14,400            581
FIRSTPLUS Financial Group, Inc. (a)                     147,600          4,871
Hartford Life, Inc. Class A                              67,500          2,907
Imperial Bancorp (a)                                     38,900          1,284
Imperial Credit Mortgage Holdings (a)                    76,800          1,258
Magna Group, Inc.                                        21,200          1,233
Money Store, Inc. (The)                                  27,000            673
Nationwide Financial Services, Inc. Class A             124,200          5,465
North Fork Bancorporation, Inc.                          51,600          1,764
Ocwen Financial Corp. (a)                                80,600          2,418
ONBANCorp, Inc.                                          25,100          1,823
Orion Capital Corp.                                      34,000          1,660
Presidential Life Corp.                                  26,700            579
Silicon Valley Bancshares (a)                             6,200            352
Sirrom Capital Corp.                                     63,400          1,720
TR Financial Corp.                                       21,300            700
Vesta Insurance Group, Inc.                              14,700            842
Webster Financial Corp.                                  37,900          2,411
                                                                    ----------

                                                                        45,694
                                                                    ----------


4  Semiannual Report

SSgA
SMALL CAP FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1998 (Unaudited)

                                                      NUMBER         MARKET
                                                        OF           VALUE
                                                      SHARES         (000)
                                                    ----------     ----------
GENERAL BUSINESS - 4.0%
Advo Systems, Inc. (a)                                   74,900    $     1,830
Alternative Resources Corp. (a)                          61,800          1,445
Applied Graphics Technologies, Inc. (a)                  17,500          1,033
Computer Task Group, Inc.                                26,300          1,073
Interim Services, Inc. (a)                               56,400          1,636
Media General, Inc. Class A                              34,300          1,612
Personnel Group of America, Inc. (a)                     34,500          1,402
Philadelphia Suburban Corp.                               7,733            170
Pulitzer Publishing Co.                                  10,800            907
SABRE Group Holdings, Inc. (The) Class A (a)             20,700            683
SPS Transaction Services, Inc. (a)                       16,700            487
StaffMark, Inc. (a)                                      37,100          1,243
United Stationers, Inc. (a)                              24,000          1,416
                                                                    ----------

                                                                        14,937
                                                                    ----------

MISCELLANEOUS - 7.9%
Apartment Investment & Management Co. Class A            53,600          1,953
Burnham Pacific Properties, Inc.                         24,600            366
Camden Property Trust                                    49,300          1,427
CBL & Associates Properties, Inc.                        35,700            888
Colonial Properties Trust                                25,000            759
First Industrial Realty Trust, Inc.                      42,200          1,525
GenCorp, Inc.                                            25,000            681
General Growth Properties, Inc.                          43,000          1,570
Geon Co.                                                 60,300          1,206
Glenborough Realty Trust, Inc. REIT                      21,800            621
Ha-Lo Industries, Inc. (a)                               72,700          2,149
Health Care, Inc.                                        53,100          1,430
Home Properties of New York, Inc.                        38,300          1,020
Hospitality Properties Trust                              5,000            175
Irvine Apartment Communities, Inc.                       35,900          1,095
JDN Realty Corp.                                         40,000          1,325
Liberty Property Trust                                   40,400          1,073
Merry Land and Investment, Inc.                          84,800          1,966
Mid-America Apartment Communties, Inc.                   14,700            416
Mills Corp.                                              42,400          1,132
Price, Inc. (The) Class B                                28,500          1,270
Prime Retail, Inc.                                       50,000            728
Rental Service Corp. (a)                                 46,800          1,100
TriNet Corporate Realty Trust, Inc.                      29,700          1,151
Urban Shopping Centers, Inc.                             11,000            367
Webb (Del E.) Corp.                                      74,500          2,384
                                                                    ----------

                                                                        29,777
                                                                    ----------

SHELTER - 2.3%
Centex Construction Products, Inc.                          800             25
Highwoods Properties, Inc.                               56,300          1,960
Manufactured Home Communities, Inc.                      20,900            538
Ryland Group, Inc.                                        3,300             92
Southdown, Inc.                                          80,700          5,165
Standard Pacific Corp.                                   25,000            433
U.S. Home Corp. (a)                                      12,900            565
                                                                    ----------

                                                                         8,778
                                                                    ----------

TECHNOLOGY - 15.5%
ADAC Laboratories (a)                                    41,700          1,110
Aspen Technology, Inc. (a)                               18,500            735
AXENT Technologies, Inc. (a)                             64,000          1,336
Borland International, Inc. (a)                         148,300          1,372
Brightpoint, Inc. (a)                                   240,700          4,919
Broderbund Software, Inc. (a)                           203,900          5,046
CHS Electronics, Inc. (a)                               148,700          3,058
Computer Learning Centers, Inc. (a)                     101,800          3,747
Davox Corp. (a)                                          89,600          2,834
Electro Scientific Industries, Inc. (a)                   9,200            350
Etec Systems, Inc. (a)                                   39,700          2,082
Hyperion Software Corp. (a)                              20,000            822
In Focus Systems, Inc. (a)                               93,200          3,722
Input/Output, Inc. (a)                                  196,200          4,231
Integrated Circuit Systems, Inc. (a)                     95,800          3,329
Intersolv, Inc. (a)                                     128,700          2,003
Mastech Corp. (a)                                         1,100             57


                                                            Semiannual Report  5

SSgA
SMALL CAP FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Midway Games, Inc. (a)                                   44,300     $      975
MTS Systems Corp.                                        10,400            168
NeoMagic Corp. (a)                                      237,700          4,368
Sawtek, Inc. (a)                                         21,500            551
Symantec Corp. (a)                                       74,800          1,879
Systems & Computer Technology Corp. (a)                 110,300          4,770
Tech Data Corp. (a)                                      24,700          1,148
Thiokol Corp.                                            17,200          1,645
World Access, Inc. (a)                                   78,600          1,759
                                                                    ----------

                                                                        58,016
                                                                    ----------

TRANSPORTATION - 2.5%
Airborne Freight Corp.                                   52,400          1,896
America West Holding Corp.
Class B (a)                                              93,000          2,308
Consolidated Freightways Corp. (a)                       24,200            362
Hvide Marine, Inc. Class A (a)                           60,900          1,142
Trico Marine Services, Inc. (a)                          52,100            970
USFreightways Corp.                                      82,700          2,889
                                                                    ----------

                                                                         9,567
                                                                    ----------

UTILITIES - 3.3%
Aliant Communications, Inc.                              46,300          1,215
Atlantic Energy, Inc.                                   104,800          2,135
MDU Resources Group, Inc.                                45,100          1,395
New Jersey Resources Corp.                               16,500            602
Orange & Rockland Utilities, Inc.                           600             27
Pacific Gateway Exchange, Inc. (a)                       34,600          1,499
Piedmont Natural Gas Co., Inc.                           28,900            896
Public Service Co. of New Mexico                         26,500            618
United Illuminating Co.                                  43,700          2,013
Washington Gas & Light Co.                               75,500          2,034
                                                                    ----------

                                                                        12,434
                                                                    ----------

TOTAL COMMON STOCKS
(cost $320,972)                                                        368,521
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 2.2%
AIM Short Term Investment
  Prime Portfolio Class A (b)                        $    5,660          5,660
Federated Investors Prime
  Cash Obligations Fund (b)                               2,652          2,652
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,312)                                                            8,312
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $329,284)(c) - 100.5%                                 376,833

OTHER ASSETS AND LIABILITIES,
NET - (0.5%)                                                            (1,978)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  374,855
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
SMALL CAP FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1998 (Unaudited)

                                                                                                                Amounts in
                                                                                                             thousands (except
                                                                                                             per share amount)

ASSETS
Investments at market (identified cost $329,284)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      376,833
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 139
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,169
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,871
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             385,012

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        9,462
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 184
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 494
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,157
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      374,855
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . . .      $          (59)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 475
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              47,549
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             326,873
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      374,855
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($374,854,839 divided by 16,510,761 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        22.70
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
SMALL CAP FUND



                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1998 (Unaudited)


                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,471
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,494

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          931
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  45
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  35
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  76
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  35
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  86
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,242
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . .                252
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,679
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (129)              7,550
                                                                                          --------------

Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              19,740
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,290
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       27,542
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
SMALL CAP FUND

                                                                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                         FOR THE SIX            FOR THE
                                                                                         MONTHS ENDED         FISCAL YEAR
                                                                                       FEBRUARY 28, 1998         ENDED
                                                                                         (UNAUDITED)        AUGUST 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             252   $             166
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,550               8,545
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              19,740              22,222
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              27,542              30,933
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (389)                (44)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                 (59)                  -
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .             (15,524)             (4,408)
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (15,972)             (4,452)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .             213,477              68,119
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             225,047              94,600

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             149,808              55,208
                                                                                       -----------------   -----------------
  End of period (including accumulated distributions in excess of net investment income of $59 and undistributed
     net investment income of $137, respectively)  . . . . . . . . . . . . . . . . .   $         374,855   $         149,808
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


FUND SHARE TRANSACTIONS

                                                     FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                   FEBRUARY 28, 1998 (UNAUDITED)               ENDED AUGUST 31, 1997
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS              SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . .              12,487   $         274,034               5,423   $         103,546
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . .                 685              14,761                 237               4,094
Payments for shares redeemed . . . . . . . .              (3,438)            (75,318)             (2,048)            (39,521)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . . .               9,734   $         213,477               3,612   $          68,119
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  9

SSgA
SMALL CAP FUND


                                                                                                        FINANCIAL HIGHLIGHTS

                                   The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                    1998*        1997         1996        1995**        1994         1993
                                                 ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .  $   22.11   $    17.44   $    14.42   $    11.88   $    12.24   $    10.09
                                                 ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . .        .02          .03          .04          .13          .21          .22
  Net realized and unrealized gain on
     investments . . . . . . . . . . . . . . . .       2.20         5.87         3.25         3.19          .24         2.14
                                                 ----------   ----------   ----------   ----------   ----------   ----------

     Total Income From Investment Operations . .       2.22         5.90         3.29         3.32          .45         2.36
                                                 ----------   ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . .       (.03)        (.01)        (.07)        (.15)        (.21)        (.21)
  In excess of net investment income . . . . . .       (.01)           -            -            -            -            -
  Net realized gain on investments . . . . . . .      (1.59)       (1.22)        (.20)        (.58)        (.60)           -
  In excess of net realized gain on investments.          -            -            -         (.05)           -            -
                                                 ----------   ----------   ----------   ----------   ----------   ----------

    Total Distributions. . . . . . . . . . . . .      (1.63)       (1.23)        (.27)        (.78)        (.81)        (.21)
                                                 ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .  $   22.70   $    22.11   $    17.44   $    14.42   $    11.88   $    12.24
                                                 ----------   ----------   ----------   ----------   ----------   ----------
                                                 ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .      10.48        35.85        23.14        30.04         3.90        23.66

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . .    374,855      149,808       55,208       23,301       25,716       34,815

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . .       1.00         1.00         1.00          .97          .30          .25
     Operating expenses, gross (c) . . . . . . .       1.00         1.09         1.18         1.58          .81         1.18
     Net investment income . . . . . . . . . . .        .20          .18          .26          .81         1.73         1.85

  Portfolio turnover rate (%)(b) . . . . . . . .      80.68       143.79        76.85       192.88        44.86        81.14
  Average commission rate paid per share
     of security ($ omitted) . . . . . . . . . .      .0409        .0365        .0368          N/A          N/A          N/A


 *  For the six months ended February 28, 1998 (Unaudited).
** Prior to November 22, 1994, the Fund was passively managed as the S&P Midcap Index Fund. Effective November 23, 1994, the Fund increased the Advisory fee from .20% to .75% of its average daily net assets.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended February 28, 1998 are annualized.
(c) See Note 4 for current period amounts.


10  Semiannual Report

SSgA
SMALL CAP FUND
                                                  NOTES TO FINANCIAL STATEMENTS
                                                  February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA Small Cap Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


                                                           Semiannual Report  11

SSgA
SMALL CAP FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1998 are as follows:

                                                                   NET
                                                               UNREALIZED
            FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $  329,284,019   $   55,540,925   $   (7,992,233)  $   47,548,692

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on



12  Semiannual Report

SSgA
SMALL CAP FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases and sales of investment securities, excluding short-term investments and futures contracts aggregated to $292,434,043 and $99,994,751, respectively.

     FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the six months ended February 28, 1998, were as follows:

                                             FUTURES CONTRACTS
                                       -----------------------------
                                                         AGGREGATE
                                         NUMBER OF     FACE VALUE OF
                                         CONTRACTS     CONTRACTS (1)
                                       -------------   -------------
     Outstanding at August 31, 1997                -   $           -
     Contracts opened                             18       3,959,640
     Contracts closed                            (18)     (3,959,640)
                                       -------------   -------------
     Outstanding at February 28, 1998              -   $           -
                                       -------------   -------------
                                       -------------   -------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. Effective November 23, 1994, pursuant to a shareholder vote, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. For the four months ended December 31, 1997, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.00% of average daily net assets on an annual basis. Beginning January 1, 1998, the Advisor has removed the expense cap. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar


                                                           Semiannual Report  13

SSgA
SMALL CAP FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration
     Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses of $29,755, $1,912, $9,250, $85, and $32,694, from the Adviser,
     SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for


14  Semiannual Report

SSgA
SMALL CAP FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $15,105 for the six months ended February 28, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

          Advisory fees                 $    407,677
          Administration fees                 15,831
          Custodian fees                      13,592
          Distribution fees                   22,725
          Shareholder servicing fees          34,684
          Transfer agent fees                 (2,646)
          Trustees' fees                       2,314
                                        ------------
                                        $    494,177
                                        ------------
                                        ------------

     BENEFICIAL INTEREST: As of February 28, 1998, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 14% of the total outstanding shares of the Fund.


                                                           Semiannual Report  15

SSgA SMALL CAP FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------
TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Fund Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


16  Semiannual Report

                                    SSgA-SM- FUNDS

                            US TREASURY MONEY MARKET FUND


                            SEMIANNUAL REPORT (UNAUDITED)

                                  FEBRUARY 28, 1998


                                  TABLE OF CONTENTS

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . .   10

Fund Management and Service Providers  . . . . . . . . . . . . . . . . . .   14



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
US TREASURY MONEY MARKET FUND



                                                                                                     STATEMENT OF NET ASSETS
                                                                                               February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------
UNITED STATES GOVERNMENT TREASURIES - 12.2%
United States Treasury Notes . . . . . . . . . . . . . . . . . . . . $   35,000          8.250%      07/15/98     $   35,302
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .     35,000          6.125       08/31/98         35,065
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .     40,000          6.000       09/30/98         40,080
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .     30,000          5.000       02/15/99         29,884
                                                                                                                  ----------

TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $140,331). . . . . . . . . . . . . . . . . . . . . . . . . . .       140,331
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $140,331) - 12.2%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       140,331
                                                                                                                  ----------

REPURCHASE AGREEMENTS - 88.0%
Agreement with Bankers Trust Corp. of $40,000
  acquired February 27, 1998 at 5.600% to be repurchased at $40,019 on March 2, 1998, collateralized by:
     $39,409 United States Treasury Bonds
        6.625% due 07/31/01 valued at $40,817. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000
Agreement with Bear Stearns Co. of $225,000
  acquired February 27, 1998 at 5.650% to be repurchased at $225,106 on March 2, 1998, collateralized by:
     $100,000 United States Treasury Bonds
        6.375% due 03/31/01 valued at $104,768
     $100,000 United States Treasury Bonds
        6.375% due 08/15/02 valued at $103,148
     $21,425 United States Treasury Bonds
        5.750% due 11/30/02 valued at $21,823. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       225,000
Agreement with CIBC Wood Gundy, Inc. of $40,000
  acquired February 27, 1998 at 5.620% to be repurchased at $40,019 on March 2, 1998, collateralized by:
     $32,512 United States Treasury Bonds
        11.125% due 08/15/03 valued at $40,882 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000
Agreement with Deustche Bank AG of $40,000
  acquired February 27, 1998 at 5.600% to be repurchased at $40,019 on March 2, 1998, collateralized by:
     $39,044 United States Treasury Bonds
        6.750% due 04/30/00 valued at $40,838. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000
Agreement with Donaldson, Lufkin & Jenrette Securities Corp. of $33,548
  acquired February 27, 1998 at 5.300% to be repurchased at $33,563 on March 2, 1998, collateralized by:
     $33,548 United States Treasury Bonds
        5.625% due 12/31/99 valued at $33,882. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        33,548


                                                           Semiannual Report  3

SSgA
US TREASURY MONEY MARKET FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                               February 28, 1998 (Unaudited)

                                                                                                                    VALUE
                                                                                                                    (000)
                                                                                                                  ----------
Agreement with Dresdner Bank AG of $50,000
  acquired February 27, 1998 at 5.250% to be repurchased at $50,022 on March 2, 1998, collateralized by:
     $50,000 United States Treasury Bonds
        5.625% due 11/30/99 valued at $50,727. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   50,000
Agreement with First Boston Co. of $40,000
  acquired February 27, 1998 at 5.600% to be repurchased at $40,019 on March 2, 1998, collateralized by:
     $35,050 United States Treasury Bonds
        8.750% due 11/15/08 valued at $40,876. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000
Agreement with Goldman Sachs of $40,000
  acquired February 27, 1998 at 5.620% to be repurchased at $40,019 on March 2, 1998, collateralized by:
     $35,715 United States Treasury Bonds
        7.125% due 02/15/23 valued at $40,883. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000
Agreement with Greenwich Co. of $40,000
  acquired February 27, 1998 at 5.610% to be repurchased at $40,019 on March 2, 1998, collateralized by:
     $38,462 United States Treasury Bonds
        6.625% due 03/31/02 valued at $40,883. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000
Agreement with Lehman Brothers Co. of $40,000
  acquired February 27, 1998 at 5.610% to be repurchased at $40,019 on March 2, 1998, collateralized by
     $42,370 United States Teasury Bills
        5.401% due 11/12/98 valued at $40,800. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000
Agreement with Merrill Lynch & Co., Inc. of $40,000
  acquired February 27, 1998 at 5.500% to be repurchased at $40,018 on March 2, 1998, collateralized by:
     $14,940 United States Treasury Bonds
        6.000% due 08/15/99 valued at $15,054
     $25,000 United States Treasury Bonds
        6.375% due 08/15/02 valued at $25,787. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000
Agreement with Prudential, Inc. of $40,000
  acquired February 27, 1998 at 5.610% to be repurchased at $40,019 on March 2, 1998, collateralized by:
     $36,825 United States Treasury Bonds
        6.875% due 08/15/25 valued at $42,728. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000


4  Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                               February 28, 1998 (Unaudited)

                                                                                                                    VALUE
                                                                                                                    (000)
                                                                                                                  ----------
Agreement with Salomon Bros. Inc. of $225,000
  acquired February 27, 1998 at 5.650% to be repurchased at $225,106 on March 2, 1998, collateralized by:
     $237,275 United States Treasury Bills
        5.337% due 10/15/98 valued at $229,515 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  225,000
Agreement with Swiss Bank Corp. of $40,000
  acquired February 27, 1998 at 5.630% to be repurchased at $40,019 on March 2, 1998, collateralized by:
     $38,765 United States Treasury Bonds
        7.750% due 11/30/99 valued at $40,905. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000
Agreement with UBS Securities, Inc. of $40,000
  acquired February 27, 1998 at 5.630% to be repurchased at $40,019 on March 2, 1998, collateralized by:
     $39,090 United States Treasury Bonds
        7.750% due 01/31/00 valued at $40,843. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000
Agreement with Westdeutsche Landesbank of $40,000
  acquired February 27, 1998 at 5.640% to be repurchased at $40,019 on March 2, 1998, collateralized by:
     $26,010 United States Treasury Bonds
        11.250% due 02/15/15 valued at $40,770 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40,000
                                                                                                                  ----------

TOTAL REPURCHASE AGREEMENTS (identified cost $1,013,548) . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,013,548
                                                                                                                  ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $1,153,879)(a) - 100.2%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,153,879

OTHER ASSETS AND LIABILITIES, NET - (0.2%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (2,227)
                                                                                                                  ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $1,151,652
                                                                                                                  ----------
                                                                                                                  ----------


(a) The identified cost for federal income tax purposes is the same as shown above.


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSgA
US TREASURY MONEY MARKET FUND

                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                               February 28, 1998 (Unaudited)

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $      140,331
Repurchase agreements (identified cost $1,013,548)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .           1,013,548
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,813
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,156,700

LIABILITIES
Payables:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        4,770
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 215
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  63
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,048
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,151,652
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          (30)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,152
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,150,530
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,151,652
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,151,651,901 divided by 1,151,692,738 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       28,125

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,252
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 162
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 185
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 161
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  63
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 134
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   5
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,009
  Expense reductions (Note 4)  . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,007)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,002
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,123
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $       27,136
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
US TREASURY MONEY MARKET FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1998         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          27,123   $          18,879
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13                  57
                                                                                       -----------------   -----------------

     Net increase in net assets resulting from operations. . . . . . . . . . . . . .              27,136              18,936
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (27,123)            (18,879)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .             234,794             727,784
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             234,807             727,841

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             916,845             189,004
                                                                                       -----------------   -----------------

  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $       1,151,652   $         916,845
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------

FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,991,958           4,609,904
Proceeds from reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .               6,832               6,915
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,763,996)         (3,889,035)
                                                                                       -----------------   -----------------

Total net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . .             234,794             727,784
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                         YEAR ENDED AUGUST 31,
                                                                           -------------------------------------------------
                                                                 1998*       1997         1996         1995         1994**
                                                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .              $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                              ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . .                   .0300        .0515        .0529        .0536        .0249

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . .                  (.0300)      (.0515)      (.0529)      (.0536)      (.0249)
                                                              ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .              $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                              ----------   ----------   ----------   ----------   ----------
                                                              ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .                    2.72         5.36         5.42         5.48         2.51

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period($000 omitted). . . .               1,151,652      916,845      189,004      160,893      154,858

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . .                     .20          .20          .20          .13          .13
     Operating expenses, gross (c) . . . . . . .                     .40          .46          .38          .39          .38
     Net investment income . . . . . . . . . . .                    5.42         5.28         5.29         5.38         3.28


 *  For the six months ended February 28, 1998 (Unaudited).
**  For the period December 1, 1993 (commencement of operations) to
    August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


                                                            Semiannual Report  9

SSgA
US TREASURY MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA US Treasury Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryover of $42,115, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003.


10  Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $269,555,141, $35,212,109, and $225,000,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has investment advisory agreements with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .25% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. As of February 28, 1998, the receivables due from the Adviser for expenses in excess of the expense caps have been netted against the Adviser fee payables. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.


                                                           Semiannual Report  11

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to
     Rule 12b-1 (the "Plan") under the   1940 Act. Under this Plan, the
     Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the six months ended February 28, 1998, the Fund incurred shareholder servicing expenses of $134,093 from the Adviser.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for


12  Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon its relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

          Administration fees           $    39,768
          Advisory fees                      38,295
          Custodian fees                     52,365
          Distribution fees                  57,130
          Shareholder servicing fees         31,032
          Transfer agent fees               (10,678)
          Trustees' fees                      6,614
                                        -----------
                                        $   214,526
                                        -----------
                                        -----------

     BENEFICIAL INTEREST: As of February 28, 1998, one shareholder, who is also an affiliate of the Investment Company, was a record owner of approximately 48% of the total outstanding shares of the Fund.


                                                           Semiannual Report  13

SSgA US TREASURY MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


14  Semiannual Report

                                    SSgA-SM- FUNDS

                                   YIELD PLUS FUND


                            SEMIANNUAL REPORT (UNAUDITED)

                                  FEBRUARY 28, 1998


                                  TABLE OF CONTENTS

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   10

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   15



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
YIELD PLUS FUND
                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
LONG-TERM INVESTMENTS - 102.8%
ASSET-BACKED SECURITIES - 38.0%
Advanta Credit Card Master Trust
  Series 1993-4 Class A
     5.813% due 12/31/00 (a)                         $    5,000     $    5,005
  Series 1996-C Class A
     6.058% due 11/15/03 (a)                             13,000         12,984
  Series 1997-1 Class A6
     5.825% due 07/25/27 (a)                              9,404          9,395
Amresco Residential Securities
  Mortgage Loan Trust
  Series 1998-1
     5.825% due 10/25/27 (a)                             15,000         15,000
AT&T Universal Card Master Trust
  Series 1997-1 Class A
     5.715% due 04/19/04 (a)                             14,000         14,004
BankBoston Recreational Vehicle
  Asset Backed Trust
  Series 1997-1 Class A3
     6.432% due 12/15/02                                  5,000          5,002
Capital One Master Trust
  Series 1995-1 Class A
     5.815% due 10/15/03 (a)                              8,000          8,000
CIT RV Trust
  Series 1997-A Class A4
     6.200% due 10/16/06                                 10,000         10,039
First USA Credit Card Master Trust
  Series 1997 - 3 Class A
     5.735% due 02/17/05 (a)                             15,000         14,986
Ford Credit Auto Loan Master Trust
  Series 1994-1 Class A
     5.928% due 07/15/01 (a)                             15,050         15,069
Ford Credit Grantor Trust
  Series 1995-B Class A
     5.900% due 10/15/00                                  1,564          1,564
General Electric Capital
  Mortgage Services, Inc.
  Series 1997-HE3
     6.530% due 12/25/10                                 12,930         12,917
MBNA Master Credit Card Trust
  Series 1997-E Class A
     5.674% due 09/15/04 (a)                             14,000         13,978
NationsBank Auto Owner Trust
  Series 1996-A Class A2
     6.125% due 07/15/99                                  2,525          2,526
NationsBank Commercial Loan
  Master Trust
  Series 1997-2A
     6.046% due 09/20/02 (a)                             17,500         17,500
NationsBank Credit Card
  Master Trust
  Series 1996-1 Class A
     6.088% due 02/15/06 (a)                             30,000         30,038
Premier Auto Trust
  Series 1993-6 Class A2
     6.052% due 11/02/99 (a)                              1,364          1,356
  Series 1993-6 Class A3
     5.838% due 11/02/99 (a)                              3,259          3,252
Textron Financial Corporation
  Receivables
  Series 1997-A Class A
     6.050% due 03/16/09                                 12,447         12,466
Toyota Auto Receivables
  Grantor Trust
  Series 1996-A Class A
     6.300% due 07/20/01                                  8,751          8,769
                                                                    ----------

                                                                       213,850
                                                                    ----------

CORPORATE BONDS AND
NOTES - 32.9%
Chemical Banking Corp. (MTN)
     6.075% due 02/28/00 (a)                             10,000         10,033
Chrysler Financial Corp. (MTN)
     5.707% due 01/29/01 (a)                             10,000          9,990


                                                            Semiannual Report  3

SSgA
YIELD PLUS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Citicorp (MTN)
     5.725% due 05/24/01 (a)                         $   20,000     $   19,993
Countrywide Home
  Loan Corp. (MTN)
  Series E
     5.745% due 02/25/00 (a)                              6,000          5,992
     5.805% due 08/08/00 (a)                              7,500          7,492
Dean Witter Discover & Co.
     6.254% due 03/01/00 (a)                              9,000          9,040
First Chicago Corp. (MTN)
  Series G
     5.685% due 05/05/00 (a)                              7,000          7,007
  Series 1
     5.873% due 07/03/00 (a)                              5,000          5,005
General Motors Acceptance Corp.
     5.750% due 04/29/02 (a)                              9,000          8,982
General Motors Acceptance Corp. (MTN)
     5.605% due 02/03/00 (a)                             10,000          9,981
Goldman Sachs Group (MTN)
     6.156% due 12/24/01 (a)                             20,000         19,995
Key Bank North America
     5.879% due 09/01/00 (a)                             10,000          9,983
Keycorp (MTN)
     5.805% due 08/07/00 (a)                              5,000          5,011
Lehman Brothers Holdings (MTN)
  Series E
     6.000% due 02/26/01                                 10,000          9,936
Morgan Stanley Dean Witter (MTN)
     5.863% due 04/03/00 (a)                             25,000         24,987
NationsBank Corp. (MTN)
  Series E
     6.076% due 06/25/02 (a)                             18,500         18,521
Time Warner Inc.
     7.950% due 02/01/00                                  3,000          3,091
                                                                    ----------

                                                                       185,039
                                                                    ----------

EURODOLLAR BONDS - 7.1%
Allied Irish Banks (MTN)
     5.929% due 10/31/06 (a)                             13,000         12,917
Foreningssparbanken
     7.664% due 10/29/49 (a)                              7,000          7,068
Lehman Brothers Holdings PLC (MTN)
     7.698% due 09/03/02 (a)                              5,000          4,970
National Westminster Finance
     5.938% due 04/29/05 (a)                             15,000         14,858
                                                                    ----------

                                                                        39,813
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 23.7%
Federal Home Loan Mortgage Corp.
Partcipation Certificate Groups
     7.000% due 2000                                      1,010          1,016
     9.000% due 2006                                      1,000          1,050
     6.933% due 2018 (a)                                  3,682          3,738
     7.674% due 2020 (a)                                 10,892         11,277
     7.750% due 2020 (a)                                  9,181          9,554
     7.454% due 2023 (a)                                  2,007          2,061
     6.300% due 2024 (a)                                  5,734          5,903
Federal National Mortgage Association Pools (a)
     7.698% due 2008                                      8,000          8,311
     6.693% due 2019                                      6,119          6,185
     6.763% due 2019                                      1,662          1,684
     7.473% due 2022                                     21,416         22,243
     7.733% due 2022                                     11,962         12,597
     7.340% due 2023                                     10,982         11,368
     7.543% due 2025                                      7,740          7,995
     7.752% due 2025                                      3,511          3,645
     7.580% due 2030                                     17,073         17,759
Government National Mortgage Association Pools
     8.000% due 2012                                      1,941          2,009
     7.000% due 2022 (a)                                  4,968          5,098
                                                                    ----------

                                                                       133,493
                                                                    ----------


4  Semiannual Report

SSgA
YIELD PLUS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
YANKEE BONDS - 1.1%
Chase Capital II
     6.281% due 02/01/27 (a)                         $    3,250     $    3,062
NationsBank Capital Trust III
     6.144% due 01/15/27 (a)                              3,250          3,144
                                                                    ----------

                                                                         6,206
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $579,402)                                                        578,401
                                                                    ----------

SHORT-TERM INVESTMENTS - 0.3%
AIM Short Term Investment
  Prime Portfolio Class A (b)                             1,869          1,869
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,869)                                                            1,869
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $581,271)(c) - 103.1%                              $  580,270

OTHER ASSETS AND LIABILITIES,
NET - (3.1)%                                                           (17,962)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  562,308
                                                                    ----------
                                                                    ----------

(a) Adjustable or floating-rate securities.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSgA
YIELD PLUS FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1998 (Unaudited)

                                                                                                                Amounts in
                                                                                                             thousands (except
                                                                                                             per share amount)

ASSETS
Investments at market (identified cost $581,271)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      580,270
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,993
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,988
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 409
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             588,661

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        8,802
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  95
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . . . .               7,955
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .               8,033
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,108
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 348
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,353
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      562,308
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . . .      $          (95)
Accumulated net realized loss. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,249)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              (1,001)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  56
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             564,597
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      562,308
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($562,308,104 divided by 56,289,783 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         9.99
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
YIELD PLUS FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       21,170
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 579
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              21,749

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          900
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  99
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  56
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 114
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 149
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  88
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  24
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,493
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,256
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 301
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              (1,436)
                                                                                                              --------------
Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,135)
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       19,121
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
YIELD PLUS FUND

                                                                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                         FOR THE SIX            FOR THE
                                                                                         MONTHS ENDED         FISCAL YEAR
                                                                                       FEBRUARY 28, 1998         ENDED
                                                                                         (UNAUDITED)        AUGUST 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          20,256   $          50,065
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 301               1,027
  Net change in unrealized appreciation or depreciation  . . . . . . . . . . . . . .              (1,436)               (106)
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              19,121              50,986
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (20,120)            (50,066)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                (135)               (136)
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (20,255)            (50,202)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:

  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .            (276,613)            (94,214)
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS  . . . . . . . . . . . . . . . . . . . .            (277,747)            (93,430)

NET ASSETS

  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             840,055            933,485
                                                                                       -----------------   -----------------
  End of period (including accumulated distributions in excess of
     net investment income of $95 and $136, respectively). . . . . . . . . . . . . .   $         562,308   $         840,055
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------

FUND SHARE TRANSACTIONS

                                                     FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                   FEBRUARY 28, 1998 (UNAUDITED)               ENDED AUGUST 31, 1997
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS              SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . .              78,967   $         789,767             206,514   $       2,066,206
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . .               1,974              19,735               4,931              49,336
Payments for shares redeemed . . . . . . . .            (108,594)         (1,086,115)           (220,864)         (2,209,756)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease)  . . . . . . .             (27,653)  $        (276,613)             (9,419)  $         (94,214)
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
YIELD PLUS FUND


                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                    1998*        1997         1996         1995         1994        1993**
                                                 ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . $    10.01   $    10.00   $    10.00   $     9.99   $    10.01   $    10.00
                                                 ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . .        .28          .54          .56          .56          .38          .27
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . .       (.02)         .01            -          .02         (.02)         .01
                                                 ----------   ----------   ----------   ----------   ----------   ----------

Total Income From Investment Operations. . . . .        .26          .55          .56          .58          .36          .28
                                                 ----------   ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . .       (.28)        (.54)        (.56)        (.56)        (.38)        (.27)
   In excess of net realized gain on
      investments  . . . . . . . . . . . . . . .          -            -            -         (.01)           -            -
                                                 ----------   ----------   ----------   ----------   ----------   ----------

      Total Distributions. . . . . . . . . . . .       (.28)        (.54)        (.56)        (.57)        (.38)        (.27)
                                                 ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . $     9.99   $    10.01   $    10.00   $    10.00   $     9.99   $    10.01
                                                 ----------   ----------   ----------   ----------   ----------   ----------
                                                 ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .       2.64         5.67         5.73         6.01         3.65         2.85

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . .    562,308      840,055      933,485    1,447,097    1,358,464      589,594

   Ratios to average net assets (%)(b):
      Operating expenses . . . . . . . . . . . .        .41          .38          .36          .38          .35          .38
      Net investment income. . . . . . . . . . .       5.63         5.42         5.59         5.64         3.82         3.54

   Portfolio turnover (%)(b) . . . . . . . . . .     212.17        92.38        97.05       199.69       142.68       137.86

 *  For the six months ended February 28, 1998 (Unaudited).
**  For the period November 9, 1992 (commencement of operations) to
    August 31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1993 are annualized.


                                                            Semiannual Report  9

SSgA
YIELD PLUS FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA Yield Plus Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the


10  Semiannual Report

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryover of $1,538,342 which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2004.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1998 are as follows:

                                                                   NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $  581,282,531   $      172,176   $   (1,184,703)  $   (1,012,527)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain fixed income securities purchased at a discount in futures, mortgage-backed securities, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made at February 28, 1998:

          UNDISTRIBUTED     ACCUMULATED        ADDITIONAL
          NET INVESTMENT    NET REALIZED        PAID-IN
              INCOME         GAIN (LOSS)        CAPITAL
          --------------   --------------   --------------
          $       40,521   $      (37,083)  $       (3,438)

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.


                                                           Semiannual Report  11

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.


12  Semiannual Report

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, and repurchase agreements aggregated to $532,408,814 and $843,308,188, respectively.

     For the six months ended February 28, 1998, purchases and sales of US Government and Agency obligations, excluding short-term investments and repurchase agreements aggregated to $186,730,522 and $99,798,614, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing, and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.


                                                           Semiannual Report  13

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses of $89,568, $472, and $10,193, from the Adviser, SSBSI, and Commercial Banking, respectively. The Fund did not incur any expenses from RIS or Solutions during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

     Advisory fees                      $  257,434
     Administration fees                     7,063
     Custodian fees                         15,644
     Distribution fees                      16,027
     Shareholder servicing fees             28,727
     Transfer agent fees                    21,490
     Trustees' fees                          1,921
                                        ----------
                                        $  348,306
                                        ----------
                                        ----------

     BENEFICIAL INTEREST: As of February 28, 1998, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 54% of the total outstanding shares of the Fund.


14  Semiannual Report

SSgA YIELD PLUS FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


                                                           Semiannual Report  15

                                  SSgA-SM- FUNDS

                                 BOND MARKET FUND


                           SEMIANNUAL REPORT (UNAUDITED)

                                 FEBRUARY 28, 1998


                                 TABLE OF CONTENTS


                                                                           Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .    11

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .    12

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .    18



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
BOND MARKET FUND
                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------
LONG-TERM INVESTMENTS - 97.2%
ASSET-BACKED SECURITIES - 5.0%
Chase Manhattan Auto Owner Trust
   Pass-thru Certificate
   Series 1996-A Class A
       5.700% due 09/17/01                            $      750     $      748
CIT RV Trust
   Series 1996-B Class A2
       6.400% due 02/15/07                                   300            302
Citibank Credit Card Master Trust I
   Series 1997-7 Class A
       6.350% due 08/15/02                                 1,000          1,008
Discover Card Master Trust I
   Series 1996-3 Class A
       6.050% due 08/18/08                                   200            196
First USA Credit Card Master Trust
   Series 1997-6 Class A
       6.420% due 03/17/05                                 1,000          1,017
Ford Credit Auto Loan Master Trust
   Series 1995-1 Class A
       6.500% due 08/15/02                                   200            202
   Series 1998-A Class A3
       5.650% due 10/15/01                                   850            847
Premier Auto Trust
   Series 1996-2 Class A4
       6.575% due 10/06/00                                 1,000          1,009
   Series 1997-1 Class A4
       6.350% due 04/06/02                                   250            252
   Series 1997-2 Class A4
       6.250% due 06/06/01                                   125            126
   Series 1997-3 Class A4
       6.200% due 01/06/01                                   400            402
   Series 1998-1 Class A3
       5.630% due 08/06/01                                   500            498
                                                                     ----------

                                                                          6,607
                                                                     ----------

CORPORATE BONDS AND
NOTES - 27.4%
A.H. Belo Corp.
       6.875% due 06/01/02                                 1,000          1,020
Aetna Services, Inc.
       6.970% due 08/15/36                                   500            514
Bayerische Landesbank Girozen (MTN)
       7.500% due 06/15/04                                   150            162
Boeing Co.
       7.875% due 04/15/43                                    65             75
Branch Banking & Trust Co.
       5.700% due 02/01/01                                   250            248
Burlington Northern Santa Fe
       7.290% due 06/01/36                                   200            216
Caterpillar Financial Services (MTN)
       6.800% due 06/15/99                                   905            917
Caterpillar, Inc.
       7.375% due 03/01/97                                   250            267
Chemical Bank New York Corp.
       7.250% due 09/15/02                                    40             42
CIT Group Holdings, Inc. (MTN)
       6.250% due 03/22/99                                   350            351
       6.250% due 10/04/99                                   500            502
       6.400% due 01/28/00                                 1,000          1,008
Comcast Cable Communications
       8.875% due 05/01/17                                   750            888
Commercial Credit Group, Inc.
       6.000% due 06/15/00                                   350            349
Consolidated Natural Gas Co.
       6.800% due 12/15/27                                 1,000          1,014
Crestar Capital Trust I
       8.160% due 12/15/26                                   700            756
Crown Cork & Seal, Inc.
       7.000% due 06/15/99                                   800            810
Enron Corp.
       9.650% due 05/15/01                                   250            275
Equitable Life Assurance Society
       6.950% due 12/01/05                                 1,000          1,029
First Union National Bank of Florida Series 1
       6.180% due 02/15/36                                   320            318
Ford Motor Credit Co.
       7.250% due 05/15/99                                   300            304


                                                            Semiannual Report  3

SSgA
BOND MARKET FUND
                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------
Ford Motor Credit Co. (MTN)
       6.110% due 12/28/01                            $      900     $      898
Ford Motor Credit Co. (Regd)
       6.375% due 10/06/00                                   500            504
GATX Capital Corp.
       6.500% due 11/01/00                                 1,000          1,008
General Electric Capital Corp.
       8.300% due 09/20/09                                 1,000          1,166
General Electric Capital Corp. (MTN)
   Series A
       8.090% due 04/01/04 (d)                               500            549
General Motors Acceptance Corp.
       7.125% due 06/01/99                                   944            956
       8.400% due 10/15/99                                   450            466
       6.375% due 12/01/01                                   500            504
       9.625% due 12/15/01                                   810            901
General Motors Acceptance Corp. (MTN)
       6.625% due 04/24/00                                   440            445
GTE Corp.
       9.375% due 12/01/00                                   800            864
Harris Corp.
       6.650% due 08/01/06                                   520            524
International Business Machines Corp.
       6.500% due 01/15/28                                   300            293
International Lease Finance Corp.
       6.125% due 11/01/99                                 1,000          1,002
       6.375% due 01/18/00                                 1,000          1,005
       6.625% due 08/15/00                                   200            203
Kemper Corp.
       6.875% due 09/15/03                                   345            355
Lockheed Martin Corp.
       6.550% due 05/15/99                                 1,200          1,207
       6.850% due 05/15/01                                 1,000          1,022
Merrill Lynch & Co.
       6.000% due 02/12/03                                 1,000            994
Morgan Stanley Group, Inc. (MTN)
       5.625% due 03/01/99                                 1,500          1,494
Nationsbank Corp.
       7.625% due 04/15/05                                 1,000          1,073
Norfolk Southern Corp.
       6.700% due 05/01/00                                 1,000          1,011
Norwest Corp. (MTN)
       6.750% due 12/15/27                                   700            699
Norwest Financial, Inc. (MTN)
       6.050% due 11/19/99                                 1,000          1,002
Sun Life Canada (US) Capital Trust
       8.526% due 05/29/49                                   500            548
Suntrust Banks, Inc.
       6.125% due 02/15/04                                 1,300          1,294
       6.000% due 02/15/26                                   300            294
TCI Communications, Inc.
       6.875% due 02/15/06                                   250            253
Tennessee Gas Pipeline Co.
       7.000% due 03/15/27                                   700            727
Time Warner, Inc.
       9.150% due 02/01/23                                   110            135
Travelers Group, Inc.
       9.500% due 03/01/02                                   285            317
US Bancorp
       7.625% due 05/01/05                                   500            536
USA Waste Services, Inc.
       6.500% due 12/15/02                                   400            400
Wachovia Corp.
       6.605% due 10/01/25                                   350            360
Zions Institutional Capital Trust
       8.536% due 12/15/26                                   250            273
                                                                     ----------

                                                                         36,347
                                                                     ----------

EURODOLLAR BONDS - 0.8%
Hyder PLC
       6.750% due 12/15/04                                   500            509
Yorkshire Power Finance Ltd.
       6.154% due 02/25/03                                   500            498
                                                                     ----------

                                                                          1,007
                                                                     ----------


4  Semiannual Report

SSgA
BOND MARKET FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------
MORTGAGE-BACKED SECURITIES - 30.5%
Federal Home Loan Mortgage Corp.
   Participation Certificate Groups
       7.000% due 2001                                $      183     $      185
       9.000% due 2004                                        68             71
       9.000% due 2005                                       459            482
       6.000% due 2011                                       110            109
       8.000% due 2011                                       180            185
       8.500% due 2025                                        69             73
       7.500% due 2027                                       863            885
Federal National Mortgage Association Pools
       6.000% due 2009                                       170            169
       5.500% due 2011                                       177            173
       6.000% due 2011                                       203            201
      10.000% due 2017                                     1,419          1,560
       8.000% due 2023                                         7              7
       8.500% due 2024                                        35             37
       7.500% due 2025                                       118            121
       8.000% due 2026                                       222            230
       9.000% due 2026                                       138            147
       6.500% due 2027                                       279            277
Federal National Mortgage Association (c)
       6.000% 15 Year TBA                                  2,000          1,972
       6.500% 15 Year TBA                                  5,550          5,567
       7.000% 15 Year TBA                                  1,545          1,571
       6.500% 30 Year Pass-thru TBA                        6,920          6,853
       7.000% 30 Year TBA                                  9,120          9,220
       7.500% 30 Year TBA                                  3,125          3,207
Government National Mortgage Association Pools
       8.000% due 1999                                       149            156
      10.000% due 2013                                        23             26
      10.000% due 2014                                        12             13
       6.875% due 2022 (d)                                   217            222
       7.000% due 2022 (d)                                   211            216
       7.500% due 2022                                        16             16
       7.000% due 2023                                       100            101
       7.000% due 2023 (d)                                   213            219
       7.375% due 2023 (d)                                   208            214
       6.500% due 2024                                        40             39
       7.500% due 2024                                       251            258
       8.500% due 2025                                       245            259
       9.500% due 2025                                       186            202
       7.500% due 2027                                     1,946          1,999
       8.000% due 2027                                        26             27
Government National Mortgage Association (c)
       6.500% 30 Year TBA                                    980            971
       7.000% 30 Year TBA                                    590            597
       8.000% 30 Year TBA                                  1,625          1,684
                                                                     ----------

                                                                         40,521
                                                                     ----------

UNITED STATES GOVERNMENT
AGENCIES - 7.6%
Federal Home Loan Bank
       7.310% due 06/16/04                                 1,000          1,074
       6.995% due 04/02/07                                   300            320
Federal National Mortgage Association
      10.350% due 12/10/15                                   500            715
       8.950% due 02/12/18                                   500            648
Federal National Mortgage Association (MTN)
       6.790% due 06/02/04                                 1,000          1,044
       6.480% due 06/28/04                                 1,000          1,031
       6.210% due 11/07/07                                   500            507
       6.550% due 11/21/07                                 1,000          1,007
       6.170% due 01/15/08                                   235            232
       6.270% due 02/05/08                                   220            218
       6.270% due 02/13/08                                 1,000            997
       8.280% due 01/10/25                                 1,000          1,264


                                                            Semiannual Report  5

SSgA
BOND MARKET FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------
State of Israel United States
   Government Guaranteed Notes
   Series 2-Z
      Zero Coupon due 03/15/05                        $      185     $      123
   Series 3-B
       6.625% due 02/15/04                                   250            261
   Series 7-B
       5.700% due 02/15/03                                   500            496
   Series 9-Z
      Zero Coupon due 05/15/07                               210            122
                                                                     ----------

                                                                         10,059
                                                                     ----------

UNITED STATES GOVERNMENT
TREASURIES - 19.9%
United States Treasury Bonds
      11.625% due 11/15/04                                   570            756
      10.375% due 11/15/12                                 1,545          2,057
      12.000% due 08/15/13                                    90            133
      12.500% due 08/15/14                                   315            487
      11.250% due 02/15/15                                   250            393
       8.875% due 08/15/17                                 1,350          1,796
       8.750% due 08/15/20                                   670            896
       8.000% due 11/15/21                                 1,250          1,562
       7.625% due 11/15/22                                 4,000          4,827
       6.125% due 11/15/27                                 1,040          1,069
United States Treasury Notes
       5.875% due 08/31/99                                   205            206
       5.375% due 01/31/00                                 2,500          2,491
       5.375% due 02/15/01                                   625            622
       6.500% due 05/31/01                                   750            770
       6.250% due 10/31/01                                   730            745
       6.125% due 12/31/01                                 1,465          1,490
       6.250% due 02/28/02                                 4,150          4,242
       7.250% due 05/15/04                                   300            325
       7.875% due 11/15/04                                   515            577
       7.500% due 02/15/05                                   850            938
United States Treasury
   Principal Only Strip
      Zero Coupon due 05/15/99                                95             89
                                                                     ----------

                                                                         26,471
                                                                     ----------

YANKEE BONDS - 6.0%
Ireland, Republic of
       7.875% due 12/01/01                                 1,500          1,590
Manitoba, Province of,
       8.750% due 05/15/01                                 1,000          1,077
       6.875% due 09/15/02                                 1,000          1,028
       9.250% due 04/01/20                                   700            922
Manitoba, Province of
   Series C-J
       9.500% due 10/01/00                                   351            380
Midland Bank PLC
       7.650% due 05/01/25                                   150            163
Ontario, Province of
       8.000% due 10/17/01                                 1,000          1,062
       7.375% due 01/27/03                                   300            317
       6.000% due 02/21/06                                   300            299
Poland Step-Up Bond
       4.000% due 10/27/14 (d)                                35             31
Quebec, Province of
       9.125% due 03/01/00                                   500            528
Westpac Banking, Ltd.
       9.125% due 08/15/01                                   500            543
                                                                     ----------

                                                                          7,940
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $128,189)                                                         128,952
                                                                     ----------

SHORT-TERM INVESTMENTS - 29.1%
AIM Short Term Investment
   Prime Portfolio Class A (a)                             2,190          2,190


6  Semiannual Report

SSgA
BOND MARKET FUND
                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------
Federal Home Loan Mortgage
  Discount Notes (a)(e)
       5.400% due 03/12/98                            $   10,000     $    9,984
       5.350% due 04/13/98                                15,000         14,904
Federated Investors
  Prime Cash Obligations Fund (a)                          6,287          6,287
Valiant Money Market Fund
  Class A (a)                                              5,199          5,199
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $38,564)                                                           38,564
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $166,753)(b) - 126.3%                               $  167,516
OTHER ASSETS AND LIABILITIES,
NET - (26.3%)                                                           (34,827)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  132,689
                                                                     ----------
                                                                     ----------

(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Forward commitment. See Note 2.
(d) Adjustable or floating rate securities.
(e) Rate noted is yield-to-maturity.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company
TBA - To Be Announced Security


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
BOND MARKET FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1998 (Unaudited)

                                                                                                                Amounts in
                                                                                                             thousands (except
                                                                                                             per share amount)

ASSETS
Investments at market (identified cost $166,753)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .     $      167,516
Receivables:
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,681
   Investments sold (regular settlement) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                238
   Investments sold (delayed settlement)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             26,960
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                111
                                                                                                               --------------
      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            196,506

LIABILITIES
Payables:
   Investments purchased (regular settlement)  . . . . . . . . . . . . . . . . . . . .     $        5,041
   Investments purchased (delayed settlement)(Note 2). . . . . . . . . . . . . . . . .             58,640
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 15
   Accrued fees to affiliates and trustees (Note 4). . . . . . . . . . . . . . . . . .                107
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 14
                                                                                           --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             63,817
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      132,689
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        1,182
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,139
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .                763
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 13
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            129,592
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      132,689
                                                                                                               --------------
                                                                                                               --------------

NET ASSET VALUE, offering and redemption price per share:
   ($132,688,901 divided by 13,076,241 shares of $.001 par value
   shares of beneficial interest outstanding)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        10.15
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.


8  Semiannual Report

SSgA
BOND MARKET FUND

                                                                                                             STATEMENT OF OPERATIONS
                                                                              For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                    Amounts
                                                                                                                 in thousands
INVESTMENT INCOME:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        3,275
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                252
                                                                                                               --------------

      Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,527

EXPENSES (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $          169
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 18
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 48
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 20
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 10
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 22
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 17
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  5
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  2
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  7
                                                                                           --------------

   Expenses before reductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                318
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (52)
                                                                                           --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                266
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,261
                                                                                                               --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,630
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . . .                609
                                                                                                               --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,239
                                                                                                               --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .     $        5,500
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.


                                                            Semiannual Report  9

SSgA
BOND MARKET FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1998         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           3,261   $           2,911
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,630                 230
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . . .                609                 853
                                                                                        -----------------   -----------------

      Net increase (decrease) in net assets resulting from operations. . . . . . . . .              5,500               3,994
                                                                                        -----------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (3,108)             (2,242)
   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . . .               (350)                  -
                                                                                        -----------------   -----------------

      Total Distributions to Shareholders  . . . . . . . . . . . . . . . . . . . . . .             (3,458)             (2,242)
                                                                                        -----------------   -----------------
FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from Fund share transactions. . . . . . . . .             42,977              56,903
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . .             45,019              58,655

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             87,670              29,015
                                                                                        -----------------   -----------------
   End of period (including undistributed net investment income of
      $1,182 and $1,053, respectively) . . . . . . . . . . . . . . . . . . . . . . . .  $         132,689   $          87,670
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

FUND SHARE TRANSACTIONS                               FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                    FEBRUARY 28, 1998 (UNAUDITED)               ENDED AUGUST 31, 1997
                                                -------------------------------------   -------------------------------------
                                                     SHARES              DOLLARS             SHARES              DOLLARS
                                                -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold  . . . . . . . . .                6,608   $          66,490               8,168   $          80,169
Proceeds from reinvestment
   of distributions. . . . . . . . . . . . .                  189               1,888                  32                 315
Payments for shares redeemed . . . . . . . .               (2,516)            (25,401)             (2,417)            (23,581)
                                                -----------------   -----------------   -----------------   -----------------
Total net increase (decrease). . . . . . . .                4,281   $          42,977               5,783   $          56,903
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.


10  Semiannual Report

SSgA
BOND MARKET FUND

                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                                            YEAR ENDED
                                                                                                            AUGUST 31,
                                                                                                     -----------------------
                                                                                          1998*         1997        1996**
                                                                                        ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .    $     9.97   $     9.63   $    10.00
                                                                                        ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .28          .53          .27
   Net realized and unrealized gain (loss) on investments. . . . . . . . . . . . . .           .24          .35         (.49)
                                                                                        ----------   ----------   ----------

      Total Income From Investment Operations. . . . . . . . . . . . . . . . . . . .           .52          .88         (.22)
                                                                                        ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.31)        (.54)        (.15)
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . .          (.03)           -            -
                                                                                        ----------   ----------   ----------

      Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.34)        (.54)        (.15)
                                                                                        ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    10.15   $     9.97   $     9.63
                                                                                        ----------   ----------   ----------
                                                                                        ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5.32         9.47        (2.19)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period($000 omitted) . . . . . . . . . . . . . . . . . . . . .       132,689       87,670       29,015

   Ratios to average net assets (%)(b):
      Operating expenses, net (c). . . . . . . . . . . . . . . . . . . . . . . . . .           .47          .50          .63
      Operating expenses, gross (c). . . . . . . . . . . . . . . . . . . . . . . . .           .56          .74          .93
      Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5.79         6.05         5.66

   Portfolio turnover (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .        518.51       453.14       313.85


*   For the period ended February 28, 1998 (Unaudited).
**  For the period February 7, 1996 (commencement of operations) to
    August 31, 1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1996 are annualized.
(c) See Note 4 for current period amounts.


                                                           Semiannual Report  11

SSgA
BOND MARKET FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA Bond Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


12  Semiannual Report

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryover of $5,379, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2005. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $88,439 incurred from November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1998 are as follows:

                                                                  NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $ 166,800,253    $    1,005,349   $     (289,112)  $      716,237

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, in mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


                                                           Semiannual Report  13

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     The following reclassifications have been made at February 28, 1998:


          UNDISTRIBUTED     ACCUMULATED       ADDITIONAL
          NET INVESTMENT    NET REALIZED       PAID-IN
              INCOME        GAIN (LOSS)        CAPITAL
          --------------   --------------   --------------
          $      (23,858)  $       20,167   $        3,691

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $37,902,069 and $31,734,858, respectively.


14  Semiannual Report

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     For the six months ended February 28, 1998, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $279,719,397 and $244,416,467, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. For the four months ended December 31, 1997, the Adviser voluntarily agreed to waive one-half of its advisory fee to the Fund. Additionally, the Adviser has agreed to waive up to the full amount of its remaining advisory fee to the extent that total expenses exceed .50% of average daily net assets on an annual basis. Beginning January 1, 1998, the Adviser has agreed to reimburse the Fund for all expenses in excess of .50% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.


                                                           Semiannual Report  15

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     The Fund has entered into service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, .050%, and .100% to the Adviser, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses of $10,288 and $1,523 from the Adviser and Solutions. The Fund did not incur any expenses from RIS or Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

       Advisory                         $  65,003
       Administration fees                  4,628
       Custodian fees                      21,787
       Distribution fees                    4,750
       Shareholder servicing fees           7,610
       Transfer agent fees                  2,745
       Trustees' fees                         779
                                        ---------
                                        $ 107,302
                                        ---------
                                        ---------


16  Semiannual Report

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     BENEFICIAL INTEREST: As of February 28, 1998, one shareholder was a record owner of approximately 22% of the total outstanding shares of the Fund.

5.   DIVIDENDS

     On March 2, 1998, the Board of Trustees declared a dividend of $.0916 from net investment income, payable on March 10, 1998 to shareholders of record on March 3, 1998.


                                                           Semiannual Report  17

SSgA BOND MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


18  Semiannual Report

                                   SSgA-SM- FUNDS

                                 S&P 500 INDEX FUND

                            SEMIANNUAL REPORT (UNAUDITED)


                                  FEBRUARY 28, 1998

                                  TABLE OF CONTENTS

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   15

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   16

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   22



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
S&P 500 INDEX FUND

                                                        STATEMENT OF NET ASSETS
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 95.2%
BASIC INDUSTRIES - 4.7%
Air Products & Chemicals, Inc.                           18,800     $    1,578
Alcan Aluminum, Ltd.                                     38,600          1,199
Allegheny Teldyne, Inc.                                  32,377            878
Aluminum Co. of America                                  29,300          2,150
ARMCO, Inc. (a)                                          15,100             80
ASARCO, Inc.                                              5,900            131
Barrick Gold Corp.                                       63,600          1,228
Battle Mountain Gold Co.                                 42,200            253
Bemis Co., Inc.                                           9,000            406
Bethlehem Steel Corp. (a)                                20,500            218
Boise Cascade Corp.                                       8,800            293
Champion International Corp.                             16,300            832
Cincinnati Milacron, Inc.                                 7,200            222
Crown Cork & Seal Co., Inc.                              22,100          1,193
Cyprus Amax Minerals Co.                                 14,000            229
Dow Chemical Co.                                         39,000          3,569
du Pont (E.I.) de Nemours & Co.                         195,000         11,956
Eastman Chemical Co.                                     13,225            866
Engelhard Corp.                                          23,025            417
FMC Corp. (a)                                             5,900            427
Freeport McMoRan Copper & Gold, Inc. Class B             36,600            551
Goodrich (B.F.) Co.                                      13,600            674
Great Lakes Chemical Corp.                               10,200            496
Hercules, Inc.                                           16,700            807
Homestake Mining Co.                                     21,700            217
Illinois Tool Works, Inc.                                42,600          2,553
Inco, Ltd.                                               26,900            476
Inland Steel Industries, Inc.                             7,400            153
International Paper Co.                                  52,272          2,437
Kimberly-Clark Corp.                                     96,436          5,370
Mead Corp.                                               17,400            595
Minnesota Mining & Manufacturing Co.                     70,400          6,006
Monsanto Co.                                            102,800          5,230
Morton International, Inc.                               23,800            787
Nalco Chemical Co.                                       11,200            451
Newmont Mining Corp.                                     28,267            818
Nucor Corp.                                              15,000            773
Owens-Illinois, Inc. (a)                                 23,800            913
Phelps Dodge Corp.                                       10,400            660
Placer Dome, Inc.                                        38,600            497
Potlatch Corp.                                            5,400            234
PPG Industries, Inc.                                     30,300          1,964
Praxair, Inc.                                            28,100          1,344
Reynolds Metals Co.                                      13,200            823
Rohm & Haas Co.                                          10,700          1,091
Sigma Aldrich Corp.                                      16,600            656
Stone Container Corp. (a)                                13,700            154
Temple-Inland, Inc.                                       9,600            572
Union Camp Corp.                                         11,500            687
Union Carbide Corp.                                      20,800            966
USX-U.S. Steel Group                                     14,400            506
Westvaco Corp.                                           16,800            546
Willamette Industries, Inc.                              20,800            768
Worthington Industries, Inc.                             14,800            254
                                                                    ----------

                                                                        69,154
                                                                    ----------

CAPITAL GOODS - 5.4%
Aeroquip-Vickers, Inc.                                    4,900            285
Ball Corp.                                                5,100            166
Boston Scientific Corp. (a)                              34,100          2,037
Briggs & Stratton Corp.                                   4,100            182
Browning-Ferris Industries, Inc.                         34,300          1,143
Case Corp.                                               13,400            872
Caterpillar, Inc.                                        64,000          3,496
Cooper Industries, Inc.                                  21,200          1,190
Crane Co.                                                 8,700            426
Cummins Engine Co., Inc.                                  6,500            376
Deere & Co.                                              44,300          2,486
Dover Corp.                                              37,500          1,448
DSC Communications Corp. (a)                             21,400            420
Emerson Electric Co.                                     77,000          4,914
Fluor Corp.                                              13,900            654
Foster Wheeler Corp.                                      6,000            161
General Electric Co.                                    564,000         43,851


                                                            Semiannual Report  3

SSgA
S&P 500 INDEX FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
General Signal Corp.                                      8,400     $      341
Grainger (W.W.), Inc.                                     8,500            823
Harnischfeger Industries, Inc.                            9,400            333
Ingersoll-Rand Co.                                       27,700          1,319
ITT Industries, Inc.                                     21,400            733
Johnson Controls, Inc.                                   14,300            795
Millipore Corp.                                           7,000            265
NACCO Industries, Inc. Class A                            1,500            195
National Service Industries, Inc.                         8,400            466
Pall Corp.                                               22,900            479
Parker-Hannifin Corp.                                    18,950            884
Raychem Corp.                                            14,700            639
Raytheon Co. Class B                                     58,400          3,434
Timken Co.                                               10,700            344
Tyco International, Ltd.                                 91,400          4,638
                                                                    ----------

                                                                        79,795
                                                                    ----------

CONSUMER BASICS - 20.9%
Abbott Laboratories                                     131,800          9,860
Albertson's, Inc.                                        41,900          1,961
Allergan, Inc.                                           11,100            389
ALZA Corp. (a)                                           15,500            579
American Home Products Corp.                            112,000         10,500
American Stores Co.                                      47,000          1,184
Amgen, Inc.                                              45,000          2,391
Archer-Daniels-Midland Co.                               95,135          2,135
Bard (C.R.), Inc.                                         9,700            338
Bausch & Lomb, Inc.                                       9,400            421
Baxter International, Inc.                               48,200          2,729
Becton, Dickinson & Co.                                  21,500          1,368
Bestfoods (a)                                            24,800          2,613
Biomet, Inc.                                             18,900            563
Black & Decker Corp.                                     16,600            836
Bristol-Myers Squibb Co.                                170,900         17,122
Campbell Soup Co.                                        78,500          4,558
Cardinal Health, Inc.                                    18,400          1,507
Clorox Co.                                               18,300          1,606
Coca-Cola Co. (The)                                     426,200         29,275
Colgate-Palmolive Co.                                    51,000          4,141
Columbia/HCA Healthcare Corp.                           113,232          3,071
ConAgra, Inc.                                            81,800          2,454
Corning, Inc.                                            39,100          1,588
CVS Corp.                                                29,400          2,177
Fort James Corp.                                         35,100          1,593
General Mills, Inc.                                      27,700          1,993
Giant Food, Inc. Class A                                 10,200            370
Gillette Co.                                             96,500         10,410
Great Atlantic & Pacific Tea Co., Inc.                    6,500            198
HEALTHSOUTH Corp. (a)                                    69,400          1,874
Heinz (H.J.) Co.                                         63,250          3,562
Hershey Foods Corp.                                      25,200          1,681
Humana, Inc. (a)                                         27,100            689
Johnson & Johnson                                       231,300         17,463
Kellogg Co.                                              70,600          3,009
Kroger Co. (a)                                           43,100          1,821
Lilly (Eli) & Co.                                       191,200         12,583
Mallinckrodt, Inc.                                       12,900            501
Manor Care, Inc.                                         10,800            406
Medtronic, Inc.                                          80,400          4,271
Merck & Co., Inc.                                       206,500         26,342
PepsiCo, Inc.                                           261,400          9,557
Pfizer, Inc.                                            222,900         19,727
Pharmacia & Upjohn, Inc.                                 87,125          3,447
Philip Morris Cos., Inc.                                416,800         18,105
Pioneer Hi-Bred International, Inc.                      11,500          1,193
Procter & Gamble Co.                                    231,600         19,672
Quaker Oats Co.                                          23,300          1,255
Ralston-Purina Group                                     18,000          1,826
Rubbermaid, Inc.                                         26,500            769
Sara Lee Corp.                                           82,200          4,644
Schering-Plough Corp.                                   126,200          9,599
Snap-On Tools Corp.                                      10,400            442
St. Jude Medical, Inc. (a)                               17,450            637
Stanley Works                                            16,000            765
SYSCO Corp.                                              29,700          1,398


4  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Tenet Healthcare Corp. (a)                               53,400     $    1,992
Tupperware Corp.                                          9,300            250
U.S. Surgical Corp.                                      12,300            377
Unilever NV                                             110,300          7,094
United Healthcare Corp.                                  31,800          1,930
UST Corp.                                                31,300          1,109
W. R. Grace & Co.                                        12,800          1,074
Warner-Lambert Co.                                       47,100          6,888
Winn-Dixie Stores, Inc.                                  26,600          1,435
Wrigley (Wm.), Jr. Co.                                   19,600          1,496
                                                                    ----------

                                                                       310,813
                                                                    ----------

CONSUMER DURABLES - 2.3%
AutoZone Inc. (a)                                        27,100            820
Chrysler Corp.                                          114,200          4,447
Cooper Tire & Rubber Co.                                 13,200            304
Dana Corp.                                               17,500            955
Eaton Corp.                                              13,700          1,316
Echlin, Inc.                                             11,600            587
Fleetwood Enterprises, Inc.                               6,200            291
Ford Motor Co.                                          206,800         11,697
General Motors Corp.                                    121,400          8,369
Genuine Parts Co.                                        29,950          1,108
Goodyear Tire & Rubber Co.                               27,400          1,894
Maytag Corp.                                             16,100            725
PACCAR, Inc.                                             12,990            820
Whirlpool Corp.                                          12,600            841
                                                                    ----------

                                                                        34,174
                                                                    ----------

CONSUMER NON-DURABLES - 5.7%
Alberto Culver Co. Class B                                9,500            289
Anheuser-Busch Cos., Inc.                                84,000          3,938
Avon Products, Inc.                                      22,800          1,606
Brown-Forman Distillers, Inc. Class B                    12,500            694
Brunswick Corp.                                          16,600            527
Charming Shoppes, Inc. (a)                               13,100             58
Circuit City Stores, Inc.                                16,300            630
Consolidated Stores Corp. (a)                            19,342            795
Coors (Adolph) Co. Class B                                6,400            200
Costco Companies, Inc. (a)                               36,500          1,784
Dayton Hudson Corp.                                      37,700          2,915
Dillard's, Inc. Class A                                  18,700            666
Eastman Kodak Co.                                        55,800          3,662
Federated Department Stores, Inc. (a)                    35,400          1,659
Fruit of the Loom, Inc. Class A (a)                      12,600            405
Gap, Inc.                                                69,300          3,097
Hasbro, Inc.                                             22,500            817
Home Depot, Inc. (The)                                  125,499          8,008
Ikon Office Solutions, Inc.                              22,400            732
International Flavors & Fragrances, Inc.                 18,900            869
JC Penney & Co., Inc.                                    43,000          3,040
Jostens, Inc.                                             5,214            123
Kmart Corp. (a)                                          83,200          1,113
Limited, Inc. (The)                                      46,427          1,346
Liz Claiborne, Inc.                                      11,200            560
Longs Drug Stores, Inc.                                   5,700            181
Lowe's Cos., Inc.                                        30,000          1,753
Mattel, Inc.                                             50,607          2,141
May Department Stores Co.                                40,100          2,436
Mercantile Stores, Inc.                                   6,300            415
Newell Co.                                               26,700          1,225
NIKE, Inc. Class B                                       49,600          2,176
Nordstrom, Inc.                                          13,200            756
Pep Boys - Manny, Moe & Jack                             10,200            261
Polaroid Corp.                                            7,400            339
Reebok International, Ltd. (a)                           10,100            315
Rite Aid Corp.                                           41,900          1,357
Russell Corp.                                             5,400            146
Seagram Co., Ltd.                                        60,400          2,295
Sears Roebuck & Co.                                      67,300          3,571
Springs Industries, Inc.                                  2,900            162
SuperValu, Inc.                                           9,600            457
TJX Cos., Inc.                                           27,900          1,078
Toys "R" Us, Inc. (a)                                    48,200          1,265


                                                            Semiannual Report  5

SSgA
S&P 500 INDEX FUND
                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
V.F. Corp.                                               21,100     $    1,006
Wal-Mart Stores, Inc.                                   387,400         17,941
Walgreen Co.                                             84,800          3,111
Woolworth Corp. (a)                                      22,300            530
                                                                    ----------

                                                                        84,450
                                                                    ----------

CONSUMER SERVICES - 2.1%
AMR Corp. (a)                                            15,500          1,962
Darden Restaurants, Inc.                                 23,900            323
Delta Air Lines, Inc.                                    12,500          1,413
Disney (Walt) Co.                                       116,362         13,025
Harrah's Entertainment, Inc. (a)                         19,900            419
Hilton Hotels Corp.                                      42,100          1,255
King World Productions, Inc.                             18,300            488
Marriot International, Inc.                              21,700          1,644
McDonald's Corp.                                        119,100          6,521
Mirage Resorts, Inc. (a)                                 32,200            737
Southwest Airlines Co.                                   37,150          1,066
Tricon Global Restaurants, Inc. (a)                      28,210            800
USAirways Group, Inc. (a)                                15,600            988
Wendy's International, Inc.                              21,600            468
                                                                    ----------

                                                                        31,109
                                                                    ----------

ENERGY - 7.4%
Amerada Hess Corp. NPV                                   15,600            925
Amoco Corp.                                              84,000          7,140
Anadarko Petroleum Corp.                                 11,300            729
Apache Corp.                                             16,500            561
Ashland, Inc.                                            12,700            707
Atlantic Richfield Co.                                   54,950          4,272
Baker Hughes, Inc.                                       29,000          1,187
Burlington Resources, Inc.                               30,222          1,352
Chevron Corp.                                           112,700          9,143
Dresser Industries, Inc.                                 29,900          1,336
Exxon Corp.                                             424,900         27,140
Halliburton Co.                                          44,400          2,065
Helmerich & Payne, Inc.                                   8,800            255
Kerr-McGee Corp.                                          7,900            534
McDermott International, Inc.                             9,700            382
Mobil Corp.                                             135,200          9,794
Occidental Petroleum Corp.                               59,900          1,531
ONEOK, Inc.                                               5,300            186
Oryx Energy Co. (a)                                      18,700            476
Pennzoil Co.                                              8,400            562
Phillips Petroleum Co.                                   44,900          2,200
Rowan Cos., Inc. (a)                                     14,600            412
Royal Dutch Petroleum Co.                               369,500         20,068
Schlumberger, Ltd.                                       85,700          6,460
Sun Co., Inc.                                            12,655            505
Texaco, Inc.                                             95,000          5,302
Union Pacific Resources Group, Inc.                      44,718          1,001
Unocal Corp.                                             41,700          1,572
USX-Marathon Group                                       48,900          1,690
Western Atlas, Inc. (a)                                   9,300            706
                                                                    ----------

                                                                       110,193
                                                                    ----------

FINANCE - 16.5%
Aetna, Inc.                                              26,002          2,272
Ahmanson (H.F.) & Co.                                    18,700          1,168
Allstate Corp.                                           73,994          6,900
American Express Co.                                     80,200          7,223
American General Corp.                                   42,887          2,493
American International Group, Inc.                      120,925         14,534
AON Corp.                                                28,400          1,699
Banc One Corp.                                          111,289          6,288
Bank of New York Co., Inc.                               64,700          3,789
BankAmerica Corp.                                       119,500          9,261
BankBoston Corp.                                         25,000          2,492
Bankers Trust New York Corp.                             16,900          1,998
BB&T Corp.                                               24,000          1,490
Beneficial Corp.                                          9,100          1,074
Chase Manhattan Corp.                                    72,664          9,015
Chubb Corp. (The)                                        29,500          2,354


6  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
CIGNA Corp.                                              12,800     $    2,445
Cincinnati Financial Corp.                                9,200          1,241
Citicorp                                                 78,700         10,428
Comerica, Inc.                                           17,800          1,794
Conseco, Inc.                                            32,200          1,511
CoreStates Financial Corp.                               34,335          2,899
Countrywide Credit Industries, Inc.                      19,300            858
Equifax, Inc.                                            25,800            927
Federal Home Loan Mortgage Corp.                        120,500          5,694
Federal National Mortgage Association                   182,800         11,665
Fifth Third Bancorp                                      27,200          2,142
First Chicago NBD Corp.                                  49,948          4,105
First Union Corp.                                       108,950          5,740
Fleet Financial Group, Inc.                              46,775          3,686
General Re Corp.                                         13,400          2,854
Golden West Financial Corp.                               9,600            857
Green Tree Financial Corp.                               24,500            562
Hartford Financial Services Group (The), Inc.            20,700          2,034
Household International Corp.                            18,200          2,364
Huntington Bancshares, Inc.                              32,600          1,170
Jefferson-Pilot Corp.                                    12,250          1,027
KeyCorp                                                  37,999          2,662
Lehman Brothers Holdings, Inc.                           18,000          1,135
Lincoln National Corp.                                   17,100          1,432
Loews Corp.                                              19,600          1,966
Marsh & McLennan Cos., Inc.                              28,800          2,497
MBIA, Inc.                                               17,800          1,303
MBNA Corp.                                               86,355          3,093
Mellon Bank Corp.                                        43,900          2,736
Mercantile Bancorp, Inc.                                 22,600          1,257
Merrill Lynch & Co., Inc.                                57,400          4,108
MGIC Investment Corp.                                    19,500          1,437
Morgan (J.P.) & Co., Inc.                                30,700          3,669
Morgan Stanley, Dean Witter, Discover and Co.           102,456          7,140
National City Corp.                                      36,500          2,382
NationsBank Corp.                                       162,003         11,097
Northern Trust Corp.                                     19,700          1,492
Norwest Corp.                                           131,100          5,367
PNC Bank Corp.                                           52,500          2,914
Progressive Corp.                                        12,600          1,460
Providian Financial Corp.                                16,100            914
Republic New York Corp.                                   9,400          1,137
SAFECO Corp.                                             23,700          1,241
Schwab (Charles) Corp.                                   46,500          1,755
St. Paul Cos., Inc.                                      14,300          1,267
State Street Corp.                                       27,700          1,712
Summit Bancorp                                           31,100          1,545
SunAmerica, Inc.                                         34,600          1,568
SunTrust Banks, Inc.                                     36,300          2,677
Synovus Financial Corp.                                  29,800          1,047
Torchmark Corp.                                          24,000          1,118
Transamerica Financial Corp.                             10,700          1,246
Travelers, Inc.                                         197,600         11,016
U.S. Bancorp                                             42,039          4,837
UNUM Corp.                                               23,700          1,219
USF&G Corp.                                              21,000            513
Wachovia Corp.                                           35,200          2,798
Washington Mutual, Inc.                                  44,360          2,975
Wells Fargo & Co.                                        14,866          4,786
                                                                    ----------

                                                                       244,571
                                                                    ----------

GENERAL BUSINESS - 4.3%
American Greetings Corp. Class A                         13,500            616
Automatic Data Processing, Inc.                          50,300          3,071
Block (H&R) Co., Inc.                                    17,700            833
CBS Corp.                                               121,300          3,753
Cendant Corp. (a)                                       137,410          5,153
Clear Channel Communications, Inc. (a)                   16,800          1,523
Comcast Corp. Special Class A                            59,200          2,072
Computer Sciences Corp. (a)                              13,300          1,392
Deluxe Corp.                                             13,300            453
Donnelley (R.R.) & Sons Co.                              26,100          1,034
Dow Jones & Co., Inc.                                    16,600            853


                                                            Semiannual Report  7

SSgA
S&P 500 INDEX FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Dun & Bradstreet Corp.                                   28,300     $      948
Ecolab, Inc.                                             23,100            666
First Data Corp.                                         74,000          2,516
Gannett Co., Inc.                                        48,800          3,151
Harcourt General, Inc.                                   11,900            643
Harland (John H.) Co.                                     3,800             58
Interpublic Group Cos., Inc.                             21,600          1,177
Knight-Ridder, Inc.                                      14,900            838
McGraw-Hill, Inc.                                        17,600          1,331
Meredith Corp.                                           10,000            429
Moore Corp., Ltd.                                        14,900            234
New York Times Co. Class A                               17,100          1,119
Omnicom Group, Inc.                                      28,000          1,281
Safety-Kleen Corp.                                       10,200            273
SBC Communications, Inc.                                157,941         11,944
Service Corp. International                              42,600          1,613
Tele-Communications, Inc. Class A (a)                    89,026          2,587
Time Warner, Inc.                                        96,900          6,541
Times Mirror Co. Series A                                15,000            923
Tribune Co.                                              21,800          1,407
Viacom, Inc. Class B (a)                                 61,111          2,934
                                                                    ----------

                                                                        63,366
                                                                    ----------

MISCELLANEOUS - 0.5%
Cognizant Corp.                                          27,600          1,378
Fortune Brands, Inc.                                     30,700          1,218
Starwood Lodging Trust                                   17,454            987
Tenneco, Inc.                                            28,500          1,172
Waste Management, Inc.                                   80,900          2,023
                                                                    ----------

                                                                         6,778
                                                                    ----------

SHELTER - 0.5%
Armstrong World Industries, Inc.                          7,000            550
Centex Corp.                                              4,800            351
Georgia Pacific Corp.                                    15,700            921
Kaufman & Broad Home Corp.                                5,300            137
Louisiana Pacific Corp.                                  19,700            432
Masco Corp.                                              28,000          1,523
Owens-Corning Fiberglas Corp.                             9,900            306
Pulte Corp.                                               3,100            141
Sherwin-Williams Co.                                     29,500            986
Weyerhaeuser Co.                                         35,000          1,747
                                                                    ----------

                                                                         7,094
                                                                    ----------

TECHNOLOGY - 15.3%
3Com Corp. (a)                                           58,525          2,092
Adobe Systems, Inc.                                      12,700            561
Advanced Micro Devices, Inc. (a)                         24,800            581
AlliedSignal, Inc.                                       96,800          4,120
AMP, Inc.                                                38,632          1,707
Andrew Corp. (a)                                         15,368            425
Apple Computer, Inc. (a)                                 20,600            487
Applied Materials, Inc. (a)                              61,900          2,279
Autodesk, Inc.                                            9,100            431
Avery Dennison Corp.                                     17,100            864
Bay Networks, Inc. (a)                                   35,300          1,196
Boeing Co.                                              171,476          9,303
Cabletron Systems, Inc. (a)                              25,300            392
Ceridian Corp. (a)                                       14,300            666
Cisco Systems, Inc. (a)                                 173,400         11,423
COMPAQ Computer Corp.                                   260,864          8,364
Computer Associates International, Inc.                  93,662          4,414
Data General Corp. (a)                                    8,500            175
Dell Computer Corp. (a)                                  56,300          7,871
Digital Equipment Corp. (a)                              25,200          1,435
EG&G, Inc.                                                6,900            186
EMC Corp. (a)                                            85,500          3,270
General Dynamics Corp.                                   10,700            928
General Instrument Corp. (a)                             25,000            417
Guidant Corp.                                            25,500          1,860
Harris Corp.                                             13,500            684
HBO & Co.                                                35,800          1,938
Hewlett-Packard Co.                                     179,300         12,013


8  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Honeywell, Inc.                                          22,000     $    1,744
Intel Corp.                                             281,900         25,265
International Business Machines Corp.                   167,200         17,462
KLA Instruments Corp. (a)                                14,300            660
Lockheed Martin Corp.                                    33,323          3,888
LSI Logic Corp. (a)                                      23,100            547
Lucent Technologies, Inc.                               110,568         11,983
Micron Technology, Inc. (a)                              35,300          1,172
Microsoft Corp. (a)                                     415,900         35,248
Motorola, Inc.                                          103,300          5,759
National Semiconductor Corp. (a)                         27,600            659
Northern Telecom, Ltd.                                   89,900          4,793
Northrop Grumman Corp.                                   11,400          1,585
Novell, Inc. (a)                                         60,400            634
Oracle Systems Corp. (a)                                168,237          4,143
Parametric Technology Corp. (a)                          21,400          1,295
Perkin-Elmer Corp.                                        8,200            600
Pitney Bowes, Inc.                                       49,400          2,316
Rockwell International Corp.                             35,400          2,142
Scientific-Atlanta, Inc.                                 11,500            201
Seagate Technology (a)                                   41,300          1,004
Shared Medical Systems                                    4,100            313
Silicon Graphics, Inc. (a)                               35,000            527
Sun Microsystems, Inc. (a)                               64,600          3,077
Tandy Corp.                                              18,100            805
Tektronix, Inc.                                           9,200            411
Tellabs, Inc. (a)                                        30,800          1,860
Texas Instruments, Inc.                                  66,900          3,872
Textron, Inc.                                            28,300          2,121
Thermo Electron Corp. (a)                                25,700          1,054
Thomas & Betts Corp.                                      8,800            498
TRW, Inc.                                                21,200          1,161
Unisys Corp. (a)                                         29,400            525
United Technologies Corp.                                40,000          3,572
Xerox Corp.                                              55,800          4,948
                                                                    ----------

                                                                       227,926
                                                                    ----------


TRANSPORTATION - 0.8%
Burlington Northern, Inc.                                27,369          2,727
CSX Corp.                                                38,000          2,126
FDX Corp. (a)                                            24,820          1,581
Laidlaw, Inc.                                            57,700            847
Navistar International Corp. (a)                         13,550            412
Norfolk Southern Corp.                                   63,900          2,201
Ryder System, Inc.                                       13,700            503
Union Pacific Corp.                                      42,200          2,151
                                                                    ----------

                                                                        12,548
                                                                    ----------

UTILITIES - 8.8%
Airtouch Communications, Inc. (a)                        86,600          3,892
Alltel Corp.                                             32,300          1,476
Ameren Corp. (a)                                         23,677            910
American Electric Power Co., Inc.                        32,100          1,541
Ameritech Corp.                                         188,700          7,866
AT&T Corp.                                              279,200         16,996
Baltimore Gas & Electric Co.                             25,400            802
Bell Atlantic Corp.                                     133,882         12,016
BellSouth Corp.                                         170,900         10,425
Carolina Power & Light Co.                               26,300          1,098
Central & Southwest Corp.                                36,100            968
CINergy Corp.                                            27,326            951
Coastal Corp.                                            18,400          1,171
Columbia Gas System, Inc.                                 9,200            702
Consolidated Edison, Inc.                                39,700          1,687
Consolidated Natural Gas Co.                             16,200            932
Dominion Resources, Inc.                                 33,100          1,320
DTE Energy Co.                                           25,000            919
Duke Power Co.                                           61,874          3,438
Eastern Enterprises, Inc.                                 4,200            186
Edison International                                     64,700          1,787
Enron Corp.                                              54,100          2,543
Entergy Corp.                                            41,000          1,186
FirstEnergy Corp.                                        41,000          1,186
FPL Group, Inc.                                          31,900          1,852


                                                            Semiannual Report  9

SSgA
S&P 500 INDEX FUND
                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Frontier Corp.                                           27,400     $      759
GPU, Inc.                                                21,900            880
GTE Corp.                                               165,000          8,931
Houston Industries, Inc.                                 49,310          1,276
MCI Communications Corp.                                120,800          5,776
Niagara Mohawk Power Corp. (a)                           21,600            277
NICOR, Inc.                                               9,100            374
Northern States Power Co.                                12,400            681
Pacific Enterprises                                      15,000            545
PacifiCorp.                                              51,300          1,241
Peco Energy Co.                                          36,100            713
Peoples Energy Corp.                                      5,900            213
PG&E Corp.                                               74,800          2,258
PP&L Resources, Inc.                                     27,700            620
Public Service Enterprise Group, Inc.                    41,200          1,329
Sonat, Inc.                                              19,400            837
Southern Co.                                            119,400          2,948
Sprint Corp.                                             73,600          4,858
Texas Utilities Co.                                      43,930          1,776
U.S. West Communications Group                           83,300          4,337
U.S. West Media Group (a)                               104,400          3,360
Unicom Corp.                                             36,800          1,180
Williams Cos. (The)                                      55,980          1,829
WorldCom, Inc. (a)                                      174,897          6,678
                                                                    ----------

                                                                       131,526
                                                                    ----------

TOTAL COMMON STOCKS
(cost $1,010,738)                                                    1,413,497
                                                                    ----------

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
SHORT-TERM INVESTMENTS - 4.7%
AIM Short Term Investment
  Prime Portfolio Class A (b)                        $   39,445     $   39,445
Federated Investors Prime
  Cash Obligations Fund (b)                              25,521         25,521
United States Treasury Bills (b)(c)(d)
  5.276% due 03/05/98                                     4,500          4,497
Valiant Money Market Fund Class A (b)                       995            995
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $70,458)                                                          70,458
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $1,081,196)(e) - 99.9%                              1,483,955

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                 696
                                                                    ----------

NET ASSETS - 100.0%                                                 $1,484,651
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Rate noted is yield-to-maturity (unaudited).
(d) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(e) See Note 2 for federal income tax information.

Abbreviations:
NPV - No Par Value
NV - Nonvoting


The accompanying notes are an integral part of the financial statements.

10  Semiannual Report

SSgA
S&P 500 INDEX FUND
                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                     CONTRACTS        (000)
                                                     ----------    ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Financial Futures Contracts
  Expiration date 03/98                                     157     $    3,311
S&P 500 Financial Futures Contracts
  Expiration date 06/98                                     105          1,429
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (*)                                           $    4,740
                                                                    ----------
                                                                    ----------

(*) At February 28, 1998, United States Treasury Bills valued at $4,497 were held as collateral by the custodian in connection with open futures contracts held by the Fund.


The accompanying notes are an integral part of the financial statements.


                                                           Semiannual Report  11

SSgA
S&P 500 INDEX FUND

                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                               February 28, 1998 (Unaudited)

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at market (identified cost $1,081,196)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .      $    1,483,955
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,460
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,603
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,567
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,492,586

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        5,950
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,627
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 200
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  58
Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . .                 100
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,935
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,484,651
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        5,450
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             161,093
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             402,759
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,740
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  70
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             910,539
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,484,651
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,484,650,852 divided by 69,700,206 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        21.30
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements

12  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                   Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $55) . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       12,683
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 115
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,798

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          696
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 211
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 145
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 228
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 172
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 300
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  88
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  21
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,902
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (696)
                                                                                          --------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,206
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,592
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             159,252
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,423             163,675
                                                                                          --------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              42,988
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,972              46,960
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             210,635
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $      222,227
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.


                                                           Semiannual Report  13

SSgA
S&P 500 INDEX FUND

                                                                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                         FOR THE SIX            FOR THE
                                                                                         MONTHS ENDED         FISCAL YEAR
                                                                                       FEBRUARY 28, 1998         ENDED
                                                                                         (UNAUDITED)        AUGUST 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          11,592   $          20,159
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             163,675              50,186
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              46,960             252,917
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .             222,227             323,262
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (11,798)            (18,416)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .             (51,231)            (34,690)
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (63,029)            (53,106)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              25,882             324,732
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             185,080             594,888

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,299,571             704,683
                                                                                       -----------------   -----------------
  End of period (including undistributed net investment income of
     $5,450 and $5,653, respectively). . . . . . . . . . . . . . . . . . . . . . . .   $       1,484,651   $       1,299,571
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


FUND SHARE TRANSACTIONS
                                                     FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                   FEBRUARY 28, 1998 (UNAUDITED)               ENDED AUGUST 31, 1997
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS              SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . .              27,295   $         537,773              44,662   $         754,517
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . .               3,195              61,401               3,360              51,321
Payments for shares redeemed . . . . . . . .             (29,330)           (573,292)            (28,392)           (481,106)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . . .               1,160   $          25,882              19,630   $         324,732
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

14  Semiannual Report

SSgA
S&P 500 INDEX FUND


                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                   YEAR ENDED AUGUST 31,
                                                               --------------------------------------------------------------
                                                      1998*       1997         1996         1995         1994        1993**
                                                 ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .  $   18.96   $    14.41   $    12.81   $    10.89   $    10.72   $    10.00
                                                 ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . .        .16          .32          .32          .29          .26          .15
  Net realized and unrealized gain (loss)
     on investments. . . . . . . . . . . . . . .       3.06         5.22         1.98         1.95          .29          .65
                                                 ----------   ----------   ----------   ----------   ----------   ----------

     Total Income From Investment Operations . .       3.22         5.54         2.30         2.24          .55          .80
                                                 ----------   ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . .       (.16)        (.32)        (.31)        (.29)        (.26)        (.08)
  Net realized gain on investments . . . . . . .       (.72)        (.67)        (.39)        (.03)        (.07)           -
  In excess of net realized gain on
     investments . . . . . . . . . . . . . . . .          -            -            -            -         (.05)           -
                                                 ----------   ----------   ----------   ----------   ----------   ----------

     Total Distributions . . . . . . . . . . . .       (.88)        (.99)        (.70)        (.32)        (.38)        (.08)
                                                 ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . $    21.30   $    18.96   $    14.41   $    12.81   $    10.89   $    10.72
                                                 ----------   ----------   ----------   ----------   ----------   ----------
                                                 ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .      17.51        40.30        18.46        21.11         5.29         8.06

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . .  1,484,651    1,299,571      704,683      545,200      361,712      238,666

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . .        .17          .16          .18          .19          .15          .15
     Operating expenses, gross (c) . . . . . . .        .27          .26          .28          .29          .25          .35
     Net investment income . . . . . . . . . . .       1.66         2.00         2.32         2.76         2.69         3.02

  Portfolio turnover (%)(b). . . . . . . . . . .      27.59         7.54        28.72        38.56         7.97        48.10
  Average commission rate paid per share
     of security ($ omitted) . . . . . . . . . .      .0172        .0188        .0115          N/A          N/A          N/A

 *  For the six months ended February 28, 1998 (Unaudited)
** For the period December 30, 1992 (commencement of operations) to August 31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1993 are annualized.
(c) See Note 4 for current period amounts.


                                                           Semiannual Report  15

SSgA
S&P 500 INDEX FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                  February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


16  Semiannual Report

SSgA
S&P 500 INDEX FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1998 are as follows:

                                                                  NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $1,081,665,944   $  412,653,616   $  (10,364,922)  $  402,288,694

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made at February 28, 1998:

          UNDISTRIBUTED      ADDITIONAL
          NET INVESTMENT      PAID-IN
             INCOME           CAPITAL
          --------------   --------------
          $        3,301   $       (3,301)


                                                           Semiannual Report  17

SSgA
S&P 500 INDEX FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. These instruments offer unique characteristics and risks that assist the Fund to meet its investment objective.

     The Fund typically uses derivatives for cash equitization. Cash equitization is a technique that is used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. By purchasing certain instruments, a fund may more effectively achieve the desired portfolio characteristics that allow the fund to meet its investment objective. The Fund uses futures and options contracts solely for the purpose of cash management. The primary risks associated with the use of derivatives are generally categorized as market risk.

     FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases and sales of investment securities, excluding short-term investments, futures contracts and repurchase agreements, aggregated to $308,789,976 and $317,864,356, respectively.


18  Semiannual Report

SSgA
S&P 500 INDEX FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the six months ended February 28, 1998, were as follows:

                                              FUTURES CONTRACTS
                                        -------------------------------
                                                           AGGREGATE
                                          NUMBER OF      FACE VALUE OF
                                          CONTRACTS      CONTRACTS (1)
                                        --------------   --------------
     Outstanding at August 31, 1997                184   $   82,893,039
     Contracts opened                              706      204,747,879
     Contracts closed                             (628)    (223,276,871)
                                        --------------   --------------
     Outstanding at February 28, 1998              262   $   64,364,047
                                        --------------   --------------
                                        --------------   --------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .10% of its average daily net assets. For the six months ended February 28, 1998, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceed .15% of its average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.


                                                           Semiannual Report  19

SSgA
S&P 500 INDEX FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)



     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, .050% and .100% to the Adviser, RIS, Commercial Banking, and Solutions, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses of $172,884, $20,980, $85 and $20,965 from the Adviser, RIS, Commercial Banking and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $75,232 for the six months ended February 28, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.


20  Semiannual Report

SSgA
S&P 500 INDEX FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

          Administration fees           $   37,870
          Custodian fees                    35,177
          Distribution fees                 16,620
          Shareholder servicing fees       105,518
          Transfer agent fees               (1,450)
          Trustees' fees                     6,341
                                        ----------
                                        $  200,076
                                        ----------
                                        ----------

     BENEFICIAL INTEREST: As of February 28, 1998, one shareholder was a record owner of approximately 13% of the total outstanding shares of the Fund.

5.   DIVIDENDS

     On March 2, 1998, the Board of Trustees declared a dividend of $.0780 from net investment income, payable on March 10, 1998 to shareholders of record on March 3, 1998.


                                                           Semiannual Report  21

SSgA S&P 500 INDEX FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


22  Semiannual Report

                                   SSgA-SM- FUNDS

                              ACTIVE INTERNATIONAL FUND


                            SEMIANNUAL REPORT (UNAUDITED)

                                  FEBRUARY 28, 1998


                                  TABLE OF CONTENTS


                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . .   21

Fund Management and Service Providers  . . . . . . . . . . . . . . . . . .   27



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
ACTIVE INTERNATIONAL FUND

                                                        STATEMENT OF NET ASSETS
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 79.3%
AUSTRALIA - 0.4%
Aberfoyle, Ltd.                                          10,100     $       15
Acacia Resources, Ltd. (a)                               14,400             20
Ashton Mining, Ltd.                                      24,300             26
Australia & New Zealand Bank Group, Ltd.                  2,800             19
Boral, Ltd.                                              13,549             33
Broken Hill Proprietary Co.                               4,912             48
Caltex Australia                                          7,400             24
Coca-Cola Amatil, Ltd.                                    1,611             14
Foster's Brewing Group, Ltd.                             14,200             31
M.I.M. Holdings, Ltd.                                    31,474             18
National Australia Bank, Ltd.                             4,203             58
National Foods, Ltd.                                     18,310             34
National Mutual Holdings, Ltd.                           16,506             33
North Broken Hill Peko                                    2,448              7
Qantas Airways, Ltd.                                     11,297             19
Santos, Ltd.                                              6,800             26
Schroders Property Fund                                  16,100             29
Telstra Corp., Ltd.                                      21,700             58
Village Roadshow, Ltd.                                    7,000             20
Westfield Trust                                          17,900             39
Westpac Banking Corp.                                    10,700             73
                                                                    ----------

                                                                           644
                                                                    ----------

AUSTRIA - 3.3%
Austrian Airlines Osterreichische
Luftverkehrs AG (a)                                      16,400            414
Bank Austria AG (a)                                       1,812            125
Bau Holding AG                                            3,600            213
Brau-Union Goess-Reininghaus-Osterreichische Brau         6,800            401
BWT AG                                                    1,400            253
EA-Generali AG                                            1,800            592
Oester Elektrizita Class A                                8,600            908
OMV AG                                                    7,610            926
Steyr-Daimler-Puch                                        7,800            209
Strabag Oesterreich AG                                    2,900            147
VA Technologie AG (BR)                                    2,200            305
Voest-Alpine Stahl AG                                     8,900            352
Wienerberger Baustoff                                     2,500            486
                                                                    ----------

                                                                         5,331
                                                                    ----------

BELGIUM - 1.5%
CMB NPV                                                   1,600            126
Cobepa (Cie Belge)                                        1,200             64
Cofinimmo                                                 1,180            124
Dexia Belgium NPV                                           915            132
Electrabel NPV                                            2,100            510
Electrafina NPV                                           2,400            232
Fortis AG                                                 2,000            512
Generale de Banque NPV                                      700            331
PetroFina SA NPV                                            200             68
Societe Generale de Belgique NPV                          1,300            152
Sofina NPV                                                   20             16
Tractebel Investments International NPV                   1,625            168
                                                                    ----------

                                                                         2,435
                                                                    ----------

CANADA - 0.9%
Air Canada, Inc. (a)                                      9,800             90
Bank of Montreal                                            600             32
Bank of Nova Scotia Halifax                               5,400            133
Cameco Corp.                                                800             24
Edperbrascan Corp. Class A                                3,700             70
George Weston, Ltd.                                       1,200            101
IPL Energy, Inc.                                          2,200             99
IPSCO, Inc.                                               2,250             64
Mitel Corp. NPV (a)                                      12,100            156
National Bank of Canada                                   5,700             95
Northern Telecom, Ltd.                                    1,200             64
PanCanadian Petroleum, Ltd.                               1,300             19
Placer Dome, Inc.                                         3,300             42


                                                            Semiannual Report  3

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Power Corporation of Canada                                 600     $       22
Rio Algom, Ltd.                                             500              9
Shell Canada, Ltd. Class A                                4,100             69
Slocan Forest Products, Ltd.                              3,100             18
Southam, Inc.                                             3,900             79
Stelco, Inc. Series A                                     8,800             74
Teck Corp. Class B                                        2,700             39
TELUS Corp.                                               4,400            111
The Seagram Co., Ltd.                                     1,500             57
Transalta Corp.                                             900             15
TransCanada Pipelines, Ltd.                               2,200             48
                                                                    ----------

                                                                         1,530
                                                                    ----------

CHINA - 0.2%
Eastern Communications Co., Ltd. Class B (a)             36,000             37
Shanghai Dazhong Taxi Class B (a)                        51,000             41
Shanghai Hai Xing Shipping Co. Class H (a)              272,000             67
Shanghai Lujiazui Finance and Trade Zone
  Development Co., Ltd. Class B (a)                      89,000             63
Yizheng Chemical Fibre Class H                          328,000             62
                                                                    ----------

                                                                           270
                                                                    ----------

FINLAND - 2.0%
Enso OY Series A                                         17,500            157
Kemira OY                                                17,000            169
Kesko                                                    15,900            260
Kymmene OY                                                9,900            257
Merita, Ltd. Series A                                    46,900            274
Nokia AB Series K                                        17,600          1,758
Pohjola Series B                                          5,200            246
Rautaruukki OY                                           21,400            181
                                                                    ----------

                                                                         3,302
                                                                    ----------

FRANCE - 7.0%
Assurances Generales de France                            5,900            321
AXA - UAP                                                 5,400            523
Banque Nationale Paris                                    6,448            390
Bongrain SA                                                 650            294
Casino Guich-Perr                                         7,900            482
CGIP                                                        619            267
Chargeurs International SA                                2,900            172
Christian Dior                                            3,250            394
Credit Lyonnais Cert d'Invest. (a)                        5,950            435
Credit National                                           5,390            328
Eiffage                                                   4,500            244
Elf Aquitaine SA                                          5,169            589
Esso (Francaise)                                          4,000            362
Eurafrance                                                  581            271
Eurotunnel Warrants 2001/2003 (Units)(a)                182,400             33
Eurotunnel/Euro SA Units (a)                            182,400            174
France Telecom SA (a)                                    14,050            682
Galeries Lafayette                                          450            292
Gascogne                                                  1,141            100
Groupe Andre SA (a)                                       1,634            180
GTM - Entrepose                                           3,063            199
L'Oreal (Societe)                                         1,700            766
Labinal                                                   1,200            336
Lafarge Corp. SA (BR)                                     2,970            219
Lyonnais Eaux Dumez                                       4,675            617
Peugeot SA                                                3,475            495
Renault (a)                                              10,350            361
S.A.T. Telecommunications                                   450            160
Sanofi SA                                                 3,982            452
Schneider SA                                              4,100            256
Scor SA                                                   6,200            321
Sommer Allibert                                           1,400             55
Total Co. SA Class B                                      1,500            165
Usinor Sacilor                                           26,262            393
                                                                    ----------

                                                                        11,328
                                                                    ----------


4  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
GERMANY - 6.2%
AGIV AG fuer Industrie und
Verkehrswesen (a)                                         9,200     $      198
Allianz AG (Regd)                                         2,700            851
AMB Aachener & Muenchener Beteiligungs AG (a)             3,500            391
Bankgesellschaft Berlin AG                               14,350            305
BASF AG                                                  18,550            675
Bayer AG                                                    400             17
Bayer Motoren Werk                                          450            454
Bayerische Vereinsbank AG                                 9,750            608
Commerzbank AG                                            2,350             85
Continental AG                                           10,300            248
Daimler-Benz AG                                           2,350            193
DBV-Winterthur Holding AG (a)                               750            333
Deutsche Bank AG                                          2,200            151
Deutsche Lufthansa AG (a)                                15,750            303
Deutsche Telekom AG                                      48,200            974
Dyckerhoff AG                                               500            141
ERGO Versicherungs Gruppe AG (a)                          3,000            554
Fried, Krupp AG Hoesch                                      800            146
Hamburgische Electricitaets Werke AG                        900            233
Heidelberg Zement AG                                      2,050            152
Holsten Brauere AG                                        1,000            204
IKB Deutsche Industriebank AG                            16,200            313
Kolbenschmidt Pierburg AG (a)                             6,575            169
Lahmeyer Aktiengesellschaft                               3,500            143
Muenchener Rueckversicherungs-Gesellschaft AG               100             32
Papierwerke Waldore                                       1,150            204
Rheinmetall AG (a)                                       11,500            225
SAP AG                                                    1,300            495
Schmalbach Lubeca AG                                        950            187
Siemens AG                                                5,000            308
Suddeutsche Zucker AG                                       350            164
Thyssen AG                                                1,400            308
Veba AG                                                   3,900            261
Viag AG                                                     200            107
                                                                    ----------

                                                                        10,132
                                                                    ----------

HONG KONG - 2.0%
Asia Satellite Telecommunications
Holdings, Ltd.                                           46,000             85
Beijing Yanhua Petrochemical Co., Ltd. Class H (a)      260,000             49
Cathay Pacific Airways                                  149,000            128
Cheung Kong Holdings, Ltd.                               50,000            350
China Eastern Airlines Corp., Ltd. (a)                  344,000             52
CLP Holdings, Ltd.                                       22,500            117
Dairy Farm International Holdings, Ltd. (a)             292,000            350
Great Eagle Holdings                                     70,751            104
Great Eagle Holdings 1998 Warrants (a)                   14,150              1
Guangshen Railway Co., Ltd.                             346,000             93
Guoco Group, Ltd.                                        44,000            112
Hang Lung Development Co.                                85,000            125
Hang Seng Bank                                           12,000            114
Hong Kong Electric Holding, Ltd.                         46,000            163
Hong Kong Telecommunications, Ltd.                      136,887            288
Hutchison Whampoa, Ltd.                                  43,000            304
Jardine International Motor                              44,000             25
Jilin Chemical Industrial Company, Ltd. Class H         186,000             24
Kumagai Gumi Hong Kong                                  115,000             77
Lai Sun Garment International                           114,000             62
Maanshan Iron & Steel Class H                           450,000             48
Quingling Motors Class H                                235,000             94
Shanghai Petrochemical Class H                          368,000             61
Sun Hung Kai Properties, Ltd.                            14,000            105
Tai Cheung Holdings                                      67,000             23
Wing Lung Bank                                           30,240            133
Yue Yuen Industrial Holdings                             64,200            123
                                                                    ----------

                                                                         3,210
                                                                    ----------

INDIA - 0.2%
Arvind Mills, Ltd.                                       14,700             21
Ashok Leyland, Ltd.                                      19,800             17


                                                            Semiannual Report  5

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Bharat Heavy Electricals, Ltd.                            3,900     $       32
Bharat Petroleum Corp., Ltd.                              1,800             17
Colgate-Palmolive Co.                                     4,800             31
Finolex Cables, Ltd.                                     10,500             37
Industrial Development Bank                              17,700             38
ITC, Ltd.                                                 2,100             35
Madras Refineries, Ltd.                                  16,100             19
Mahanagar Telephone Nigam, Ltd.                           4,300             28
Reliance Industries, Ltd.                                10,200             41
Tata Engineering & Locomotive Co., Ltd.                   1,100              7
Tata SSL, Ltd.                                            7,800             26
Videsh Sanchar Nigam, Ltd.                                1,000             19
                                                                    ----------

                                                                           368
                                                                    ----------

IRELAND - 0.7%
Abbey PLC                                                17,500             86
Bank of Ireland                                           8,400            161
CRH                                                      20,900            257
Independent Newspapers PLC                               14,100             89
Irish Life PLC                                           22,400            175
Kerry Group PLC Class A                                  15,300            190
Smurfit (Jefferson)                                      63,300            162
                                                                    ----------

                                                                         1,120
                                                                    ----------

ISRAEL - 1.2%
Africa - Israel Investments, Ltd. (a)                       165             87
Agis Industries Ltd.                                     12,245             79
Bank Hapoalim, Ltd.                                     121,495            284
Bank Leumi Le-Israel                                     41,500             70
Bezeq Israeli Telecommunication Corp., Ltd.              72,600            173
ECI Telecom, Ltd.                                         8,540            248
Elco Holdings Ltd.                                        9,030             52
IDB Holding Corp., Ltd.                                   2,530             53
Industrial Buildings Corp.                               58,970             99
Israel Chemicals, Ltd.                                  169,275            217
Koor Industries                                           1,820            189
Osem Investment, Ltd.                                    15,410             65
Scitex, Ltd. (a)                                          7,060             81
Teva Pharmaceutical Industries, Ltd.                      4,550            189
                                                                    ----------

                                                                         1,886
                                                                    ----------

ITALY - 5.9%
Assicurazioni Generali Rights (a)                        11,800             24
Assicurazioni Generali SPA                               11,800            337
Banca Commerciale Italiana                               77,000            352
Banca Pop di Bergamo CV                                  12,000            254
Banca Pop di Milano                                      42,000            361
Banco Ambrosiano Veneto di Risp                         111,300            255
Burgo (Cartiere) SPA                                     32,000            218
Comau Finanziaria SPA                                    62,000            224
Compagnia Assicuratrice Unipol 1999 Warrants (a)         15,200             11
Danieli & Co. di Risp                                    14,000             63
Ente Nazionale Idrocarburi SPA (Regd)                   293,400          1,715
Fiat SPA di Risp                                        410,980            861
I.F.I.L. Risp NC                                        131,000            339
Istituto Mobiliane Italiano SPA                          34,000            475
Pirelli & Co.                                            78,000            185
R.A.S. di Risp                                           58,500            529
Recordati di Risp                                        36,000            176
Sirti SPA                                                44,000            256
SNIA BPD di Risp NC                                     109,000            107
Telecom Italia Mobile SPA - di Risp                     104,000            305
Telecom Italia SPA (a)                                  419,825          2,040
Toro Assicurazioni                                       20,800            376
Unicem (Union Cem) di Risp NC                            22,000            113
                                                                    ----------

                                                                         9,576
                                                                    ----------


6  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
JAPAN - 18.3%
Acom Co., Ltd.                                            6,700     $      375
Aichi Machine Industries                                 23,000             70
Alinco, Inc.                                             25,000             92
Amada Co., Ltd.                                          36,000            169
Amada Metrecs Co.                                        29,000            161
Amada Sonoike Co.                                        37,000            104
Aoyama Trading Co.                                       12,900            280
Asahi Bank, Ltd.                                         39,000            206
Asahi Denka Kogyo                                        31,000            162
Asahi Optical Co.                                       103,000            257
Atsugi Nylon Industry                                    76,000            145
Bandai Co., Ltd.                                         13,000            194
Bank Of Tokyo - Mitsubishi, Ltd.                         64,000            908
Bridgestone Tire Corp.                                    7,000            162
Brother Industries                                       51,000            139
Bunka Shutter Co.                                        54,000            190
Canon, Inc.                                               4,000             92
Central Glass Co.                                       156,000            306
Chubu Electric Power Co., Inc.                            4,000             64
Chugoku Electric Power                                   12,400            180
Chuo Trust & Banking                                     11,000             44
Citizen Watch Co., Ltd.                                  30,000            218
Clarion Co., Ltd. (a)                                    74,000            336
Dai Ichi Katei Denki (a)                                 35,000             31
Daido Steel Co.                                         159,000            356
Daihatsu Motor Co., Ltd.                                 40,000            172
Daishinku Corp.                                          17,000             66
Daiwa Bank                                               70,000            200
Daiwa Industries, Ltd.                                   46,000            230
East Japan Railway                                           12             57
Eiden Sakakiya Co., Ltd.                                 16,000             70
Fuji Heavy Industries                                    67,000            252
Fuji Photo Film Co.                                       2,000             79
Fujisawa Pharmaceutical                                  25,000            252
Fujita Corp.                                            168,000            193
Fujitec Co., Ltd.                                        36,000            220
Fujitsu, Ltd.                                             8,000             90
Glory, Ltd.                                              11,000            205
Gun-Ei Chemical Industry Co.                             83,000            155
Gunze, Ltd.                                              29,000             82
Hisamitsu Pharmaceutical Co.                             20,000            146
Hitachi Transportation Systems                           19,000            166
Hitachi, Ltd.                                            21,000            158
Hokkai Can Co.                                           29,000             84
Hokkaido Electric                                         6,800             98
Hokkaido Takushoku Bank, Ltd.                           130,000              1
Hokuriku Bank                                            97,000            175
Hokuriku Electric Power                                   8,600            125
Honda Motor Co., Ltd.                                    15,000            520
Hosiden Electronics (a)                                  12,000            113
Inabata & Co.                                            30,000            119
Industrial Bank of Japan                                  8,000             66
Intec, Inc.                                              14,000             98
Ito-Yokado Co., Ltd.                                      6,000            328
Itochu Fuel Corp.                                        52,000            186
Japan Aviation Electronics                               45,000            210
Japan Energy Corp.                                      222,000            308
Joshin Denki Co.                                         12,000             37
Kamigumi Co.                                             63,000            288
Kawasho Corp.                                            48,000             78
Kayaba Industry Co., Ltd.                               115,000            273
Keiyo Bank, Ltd.                                          6,000             16
Kenwood Corp. (a)                                        81,000            238
Kinseki                                                  14,000             83
Kurabo Industries                                       107,000            186
Life Co., Ltd.                                           53,000             86
Makita Corp.                                             21,000            243
Marubeni Corp.                                          100,000            277
Maruha Corp.                                            211,000            301
Matsushita Electric Industrial Co., Ltd.                 21,000            306
Minolta Camera Co.                                       41,000            247
Mitsubishi Gas & Chemical                                50,000            164
Mitsuboshi Belting                                       80,000            242
Mitsui Petrochemical Industry                           158,000            445


                                                            Semiannual Report  7

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Mitsui Trust & Banking                                  117,000     $      391
Miyuki Keori Co., Ltd.                                   21,000             98
Mizuno Corp.                                             28,000            107
Morita Corp.                                             25,000             66
NEC Corp.                                                 3,000             34
Nichia Steel Works                                       30,800            117
Nichicon Corp.                                           27,000            285
Nichiei Construction                                     19,000             61
Nichimo Co.                                              12,000             20
Nippon Carbon Co. (a)                                   147,000            314
Nippon Chemi-Con Co., Ltd.                               45,000            146
Nippon Conlux Co.                                        49,000            231
Nippon Credit Bank (a)                                  100,000            135
Nippon Denso Co.                                          3,000             61
Nippon Express Co.                                       55,000            344
Nippon Hodo Co.                                          39,000            186
Nippon Hume Pipe                                         33,000             92
Nippon Oil Co.                                           74,000            268
Nippon Shinpan Co.                                       46,000             92
Nippon Suisan (a)                                       114,000            189
Nippon Telegraph & Telephone Corp.                          185          1,702
Nippon Valqua Industries                                 34,000             69
Nissan Motor Co., Ltd.                                   86,000            374
Nisshin Steel Co.                                       161,000            245
Nisshinbo Industries, Inc.                               39,000            227
Nissho Corp.                                             15,000            125
Nissho Iwai Corp.                                       106,000            303
Nittoc Construction Co.                                  19,000             68
Nomura Securities                                        14,000            193
Noritz Corp.                                              3,000             26
Okabe Co.                                                21,000             91
Ono Pharmaceutical                                       10,000            231
Onoda Cement Co.                                        119,000            259
Orient Corp.                                             45,000            125
Rinnai Corp.                                             12,700            206
Ryoden Trading Co.                                       23,000             98
Ryosan Co.                                               11,000            183
Sakura Bank, Ltd.                                        72,990            306
Sanshin Electronics                                      13,000            140
Sanwa Bank                                               12,000            120
Sanyo Shinpan Finance Co.                                 4,000            176
Sanyo Special Steel Co.                                  78,000            134
Seino Transportation                                     24,000            144
Sekisui House, Ltd.                                      33,000            260
Senshukai Co.                                            32,000            175
Shin Meiwa Industries                                    12,000             44
Shinko Shoji Co.                                         10,000             70
Showa Denko                                             226,000            305
Sintokogio                                               22,000             91
Sony Corp.                                                3,800            344
Sumisho Computer Systems Corp.                           15,000            268
Sumitomo Bank                                            29,000            345
Suntelephone Co.                                          2,000              6
Taiyo Yuden Co.                                          25,000            268
Takara Standard Co.                                      39,000            251
Takiron Co., Ltd.                                        32,000            101
Tanabe Seiyaku Co.                                       34,000            194
Tenma Corp.                                              13,000            152
Toagosei Co., Ltd.                                      133,000            270
Toda Kogyo Corp.                                         28,000            103
Toenec Corp.                                             46,000            176
Tokai Carbon Co., Ltd.                                  118,000            289
Tokio Marine & Fire Insurance Co.                         4,000             45
Tokyo Electric Power                                      8,800            166
Tokyo Style Co.                                          21,000            216
Tokyo Tatemono Co., Ltd. (a)                            132,000            388
Tokyu Car Corp.                                          92,000            151
Toyo Information Systems                                 11,000            140
Toyo Trust & Banking                                      6,000             43
Toyota Motor Corp.                                       55,000          1,522
Uchida Yoko Co.                                          34,000             82
Uniden Corp.                                             28,000            294
Victor Co. of Japan                                      27,000            239
Yamaha Motor Co.                                         23,000            147
                                                                    ----------

                                                                        29,902
                                                                    ----------


8  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
LUXEMBOURG - 0.1%
Arbed SA                                                  1,050      $     124
                                                                    ----------

                                                                           124
                                                                    ----------

MALAYSIA - 1.3%
AMMB Holdings Berhad                                     71,000             87
Bandar Raya Developments                                178,000             68
Bolton Properties                                       363,000            125
Cement Industries                                       109,000             88
Commerce Asset Holdings                                  82,000             71
Highlands & Lowlands                                     26,000             29
IND Oxygen, Inc.                                        232,000            196
Kedah Cement Holdings Berhad                            255,000             94
Land & General Berhad                                   191,000             78
Malayan Banking Berhad                                   14,000             54
Malaysian Airline System                                 42,000             48
Malaysian International
  Shipping Corp. (Alien Market)                          26,000             48
MBF Capital Berhad                                      181,000             86
Multi Purpose Holding                                   300,000            146
Pernas International Hotels & Properties                137,000             47
Perusahaan Otomobl                                       34,000             64
Petronas Gas Berhad                                      51,000            141
Public Bank Berhad (Alien Market)                       133,000             79
Rothmans Pall Mall                                       10,000             89
Sime Darby Berhad                                        34,000             44
Technical Resource Industries Berhad                    228,000            236
Telekom Malaysia                                         37,000            124
Tenaga Nasional Berhad                                   19,000             49
YTL Corporation Berhad                                   37,000             63
                                                                    ----------

                                                                         2,154
                                                                    ----------

NETHERLANDS - 4.6%
ABN Amro Holdings NV                                     26,988            599
AKZO Nobel NV                                             1,854            377
Bols Wessanen CVA                                        41,128            716
Boskalis Westminster CVA                                  5,752             97
DSM NV (BR)                                               2,249            226
Fortis Amev NV                                            2,368            129
Hollandsche Beton Groep NV (a)                           11,412            232
ING Groep NV                                             20,262          1,073
KLM                                                       6,965            252
Koninklijke Hoogovens CVA                                 5,606            273
Nedlloyd Groep NV                                         9,413            220
Philips Electronics                                       3,403            265
Royal Dutch Petroleum Co.                                43,089          2,358
Stad Rotterdam CVA                                        1,550            111
Unilever NV                                               1,812            117
Van Ommeren (Kon) CVA                                     6,037            243
Wereldhave NV                                             3,148            191
                                                                    ----------

                                                                         7,479
                                                                    ----------

NORWAY - 3.6%
Aker AS Series A                                          8,300            129
Aker AS Series B                                         11,280            159
Bergesen DY AS Series B                                  21,100            434
Christiania Bank OG Kreditkasse                         119,700            510
Den Norske Creditbank AS                                 67,700            373
Dyno Industrier AS                                        8,200            129
Elkem AS Series A                                        33,800            433
Helikopter Services Group ASA                            15,100            159
Kvaerner Industries AS                                    5,800            210
Kvaerner Industries AS Series B                           3,300            111
Norsk Hydro AS                                           42,100          1,839
Norske Skogindustrier AS Class A                         17,600            537
Orkla AS Series B Free                                    4,300            371
Petroleum Geo-Services AS (a)                             2,100            118
Saga Petroleum AS Series A                                5,000             85
SAS Norske ASA Series B                                  17,956            259
                                                                    ----------

                                                                         5,856
                                                                    ----------


                                                            Semiannual Report  9

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
PAKISTAN - 0.4%
Cherat Cement Co., Ltd.                                  21,500     $        9
Dewan Salmon Fibre                                       92,575             53
Engro Chemical                                           12,500             30
Fauji Fertilizer                                         39,500             74
Hub Power Co., Ltd. - GDR (a)                           143,000            179
Ici Pakistan (a)                                        117,500             48
Karachi Electric (a)                                     75,500             42
Muslim Commercial (a)                                    22,500             15
Pakistan State Oil                                       15,600            105
Pakistan Telecom Corp. Series A                          93,000             69
Sui Northern Gas Pipelines (a)                           34,385             18
Sui Southern Gas Co., Ltd. (a)                           66,125             29
                                                                    ----------

                                                                           671
                                                                    ----------

PHILIPPINES - 0.6%
Ayala Corp.                                             141,500             67
EEI Corp. (a)                                           420,000             16
Empire East Land Holdings, Inc. (a)                   1,323,520             19
First Philippine Holdings Class B                        86,520             57
Guoco Holdings                                          322,000             12
JG Summit Holdings, Inc. Series B                       608,000             57
Manila Electric Co. Class B                              29,400             88
Megaworld Properties & Holdings, Inc. (a)               972,000             16
Metropolitan Bank & Trust Co.                             4,200             35
Petron Corp.                                            368,000             55
Philex Mining Corp. Class B (a)                         748,000             18
Philippine Long Distance Telephone Co.                    9,400            254
Philippine National Bank (a)                             15,200             31
Pilipino Telephone Corp. (a)                             82,800             13
Robinson's Land Corp. Class B (a)                       274,600             17
San Miguel Corp. Class B                                 43,800             73
Security Bank Corp. (a)                                  54,400             33
SM Prime Holdings                                       158,000             29
Universal Robina                                        171,000             32
                                                                    ----------

                                                                           922
                                                                    ----------

POLAND - 1.2%
Agros Holdings Series C (a)                               1,660             46
Bank Handlowy W. Warszawie (a)                           18,860            298
Bank Inicjatyw Gospodarczych                            181,130            252
Bank Rozwoju Eksportu SA                                  1,650             47
Bank Slaski SA                                            1,065             80
Banka Przemyslowo                                         2,785            224
Debica S.A.                                               4,970            134
Elektrim                                                 10,475            137
Exbud SA (a)                                              3,120             39
Fabryka Kotlow Rafako SA (a)                              8,005             27
Gorazdze SA                                                 610             20
Huta Szkla Gospodarczego Irena (a)                        4,935             20
KGHM Polska Miedz SA - GDR (144A)(a)                     59,600            224
Mostostal Export SA                                      24,235             71
Okocimskie Zaklady Piwowarskie SA (a)                    10,605             90
Polifarb (a)                                             11,350             58
Polifarb Wroclaw SA Series D (a)                          2,144             11
ROLIMPEX SA Series A (a)                                 17,661             37
STALEXPORT SA Series A (a)                               12,005             91
Zywiec                                                      665             66
                                                                    ----------

                                                                         1,972
                                                                    ----------

PORTUGAL - 2.0%
Banco Comercial Portuguese (Regd)                        14,900            494
Banco Espir Santo (Regd)                                 11,500            467
Barbosa & Almeida - Fabrica de Vidros SA                  1,800             38
Cimpor Cimentos de Portugal                               4,700            136
Companhia de Seguros Mundial Confianca SA (Regd)(a)       4,900            136
Corticeira Amorim SGPS                                    7,700            117
Electricidade de Portugal SA (a)                         26,100            553
Empresa Fabril de Maquinas Electricas - Efacec            8,000             70
Investec-Consultoria Internacional SA (a)                 1,800             61


10  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Jeronimo Martins SGPS                                     3,900     $      135
Portucel Industrial SA                                   18,600            141
Portugal Telecom SA                                      14,200            745
Soares da Costa (a)                                      13,700            102
Unicer-Uniao Cervj (Regd)                                 5,100             85
                                                                    ----------

                                                                         3,280
                                                                    ----------

SINGAPORE - 4.4%
DBS Land                                                 94,000            146
Development Bank of Singapore, Ltd. (Alien Market)       89,000            698
Far East Levingston                                      16,000             49
Fraser & Neave                                           59,000            259
Hai Sun Hup Group                                       153,000             62
Haw Par Brothers International, Ltd.                     24,000             28
Hong Kong Land Holdings, Ltd. (a)                        14,173             25
Hotel Properties                                        328,000            213
Jardine Matheson Holdings, Ltd. (a)                       4,800             22
Jardine Strategic Holdings, Ltd. (a)                    123,000            351
Keppel Bank                                             316,000            447
Keppel Bank 2000 Warrants (a)                             7,250              2
Mandarin Oriental International, Ltd. (a)               267,464            223
Metro Holdings, Ltd.                                     56,400             77
Neptune Orient Lines, Ltd.                              199,000             93
Overseas Chinese Banking (Alien Market)                  60,672            361
Overseas Union Bank (Alien Market)                       81,000            305
Singapore Airlines, Ltd. (Alien Market)                 113,000            837
Singapore Land                                           94,000            263
Singapore Press Holdings (Alien Market)                  37,000            530
Singapore Telecommunications, Ltd.                      821,000          1,682
United Engineers                                         35,000             28
United Industrial Corp., Ltd.                           650,000            263
United Overseas Land                                    324,000            287
                                                                    ----------

                                                                         7,251
                                                                    ----------

SOUTH KOREA - 0.3%
Cheil Industrial, Inc. (a)                                4,150             13
Daelim Industrial Co. (a)                                 5,418              9
Daewoo Corp. (a)                                          7,950             31
Haitai Confectionery Co., Ltd.                            5,670             12
Haitai Electronics Co. (a)                                4,041              3
Korea Electric Power Corp. (a)                            4,030             54
Korea First Bank (a)                                      1,175              4
Korea International Trust - IDR (a)                          18            252
Korean Air (a)                                            2,690             15
Kwang Ju Bank (a)                                         8,010             17
L.G. Information & Communication (a)                        869             28
Orion Electric Co. (a)                                    4,069             27
Tongyang Investment & Finance Corp.                       4,430             11
Tongyang Nylon Co. (a)                                    2,356             21
                                                                    ----------

                                                                           497
                                                                    ----------

SRI LANKA - 0.3%
Aitken Spence & Co.                                      18,100             48
Development Finance Corp.                                32,500            112
Hayleys                                                  19,400             69
John Keells Holdings, Ltd.                               52,300            237
National Development Bank                                14,000             48
                                                                    ----------

                                                                           514
                                                                    ----------

SWITZERLAND - 3.8%
Baloise Holding, Ltd. (Regd)(a)                              60            131
Banque Cant Vaudoise (BR)                                   220             91
Bobst AG (BR)                                                50             84
Credit Suisse Group (Regd)                                1,494            270
Fischer (Georg) AG (Regd)                                   180             58
Forbo Holding AG (Regd)                                     630            286
Gotthard Bank Class B (BR)                                  445            259
Helvetia Patria Holding Co. (Regd)                          285            374
Hero (BR)                                                   445            274
Jelmoli Holding AG (Regd)                                   710            139


                                                           Semiannual Report  11

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Nestle SA (Regd)                                            276     $      484
Novartis AG (Regd)                                          950          1,734
Pargesa Holdings SA (BR)                                    135            181
Roche Holdings Genusscheine AG NPV (BR)                      85            996
Schweiz Bankgesellsch (BR)                                  410            639
Schweiz Ruckversicher (Regd)                                 24             51
Zurich Versicherungsgesellschaft (Regd)                     275            149
                                                                    ----------

                                                                         6,200
                                                                    ----------

THAILAND - 0.1%
Asia Credit Public Co., Ltd. PLC (Alien Market)(a)        8,000              3
Finance One Public Co., Ltd. (Alien Market)(a)(d)        31,600              -
First Bangkok City Bank PLC (Alien Market)               27,800              1
National Finance and Securities PLC Rights (a)           54,200             20
Shinawatra Satellite PLC (Alien Market)                  20,200              8
Siam City Bank PLC (Alien Market)                        95,200              1
Siam Commercial Bank PLC Rights (a)                       2,600              3
Thai Petrochemical Industry PLC (Alien Market)           92,100             25
Thai-German Ceramic Industry PLC (Alien Market)(a)       11,600              3
TPI Polene PLC (Alien Market)                            10,400              2
United Communications Industries (Alien Market)          21,000             26
                                                                    ----------

                                                                            92
                                                                    ----------

UNITED KINGDOM - 6.8%
Abbey National PLC                                       13,200            271
Allied Irish Banks                                       33,800            441
Amec PLC                                                 61,500            141
Amersham International PLC                                1,400             53
Arcadia Group PLC                                         9,550             78
Arjo, Wiggins, Appleton Co. PLC                          78,200            211
ASDA-MFI Group PLC                                       30,800            102
Associated British Foods PLC                              7,600             79
Bank of Scotland Governor & Co. PLC                      27,400            313
Barclays Bank PLC                                        16,722            498
British Airways PLC                                      17,000            160
British Energy PLC                                       26,800            198
British Land Co. PLC                                     10,800            131
British Petroleum Co. PLC                                42,882            592
British Steel PLC                                       102,400            246
British Telecom PLC                                      35,800            361
Cable & Wireless PLC                                     39,890            436
Christian Salvesen PLC                                  111,300            231
Commercial Union Assurance Co. PLC                       16,500            298
Courtaulds Textile Co. PLC                               29,800            166
Debenhams PLC (a)                                        19,100            132
General Accident PLC                                     10,000            225
Glaxo Wellcome PLC                                       13,800            387
Greenalls Group PLC                                       5,400             37
Guardian Royal Exchange PLC                              50,600            381
Hammerson Property PLC                                   12,304            102
Hanson PLC                                               13,587             69
HSBC Holdings PLC                                         3,400            105
Inchcape PLC                                             69,700            215
Kwik Save Group PLC                                      29,200            165
Land Securities PLC                                       7,500            141
Lloyds TSB Group PLC                                      2,800             42
Lonrho PLC                                              131,500            204
Marley, Ltd. PLC                                        122,100            220
MEPC PLC                                                 11,100            109
Mirror Group News PLC                                    13,000             36
Norcros PLC                                              85,600             92


12  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Pilkington Brothers PLC                                  97,500     $      183
Royal & Sun Alliance Insurance Group PLC                 20,435            260
Royal Bank of Scotland Group PLC                         25,945            402
Sainsbury (J.) PLC                                       20,900            161
Severn Trent PLC                                         11,314            174
Simon Engineering PLC (a)                               253,000            204
Slough Estates PLC                                       30,900            205
Smith & Nephew PLC                                       62,476            181
SmithKline Beecham PLC                                   22,680            284
South West Water PLC                                      4,900             73
Storehouse PLC                                           48,500            207
T & N PLC                                                62,700            261
Wimpey (George), Ltd. PLC                               111,900            227
Yorkshire Water PLC                                      16,970            143
Zeneca Group PLC                                         12,400            540
                                                                    ----------

                                                                        11,173
                                                                    ----------

TOTAL COMMON STOCKS
(cost $126,050)                                                        129,219
                                                                    ----------

PREFERRED STOCKS - 3.2%
AUSTRALIA - 0.1%
News Corp., Ltd.                                         19,853            108
Sydney Harbour Casino Holdings, Ltd. (a)                 18,700             18
Village Roadshow, Ltd. Class A                              269              1
                                                                    ----------

                                                                           127
                                                                    ----------

AUSTRIA - 1.5%
Allgemeine Baugesellschaft                                2,400             72
Bank Austria AG (a)                                         945             62
Bank Austria AG NV (a)                                   10,824            714
Bau Holdings AG                                           1,800             86
EA Generali AG                                              500             95
Z Landerbank Bank Austria AG                             19,600          1,343
                                                                    ----------

                                                                         2,372
                                                                    ----------

BELGIUM - 0.1%
Cockerill Sambre (a)                                     25,000            118
                                                                    ----------

                                                                           118
                                                                    ----------

BRAZIL - 0.0%
Banco Nacional SA NPV (a)(d)                            871,000              -
                                                                    ----------
                                                                             -
                                                                    ----------

GERMANY - 1.4%
Axa Colonia Konzern AG NV                                 3,850            437
Draegerwerk AG                                            9,100            188
Dyckerhoff AG                                               233             64
Henkel KGAA                                                 350             23
ProSieben Media AG NV (a)                                 1,950             98
Rheinmetall AG (a)                                        1,150             20
RWE AG                                                   17,650            827
Volkswagen AG                                             1,300            634
                                                                    ----------

                                                                         2,291
                                                                    ----------

ITALY - 0.1%
Compagnia Assicuratrice Unipol                           95,000            238
Fiat SPA                                                 11,880             23
                                                                    ----------

                                                                           261
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $3,665)                                                            5,169
                                                                    ----------


                                                           Semiannual Report  13

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
LONG-TERM INVESTMENTS - 0.1%
ITALY - 0.0%
Italy, Republic of (conv.)(a)
   5.000% due 06/28/01                               $       35     $       55
                                                                    ----------

                                                                            55
                                                                    ----------

JAPAN - 0.1%
Fuji International Finance Trust
  (conv.)(Units)(a)
   0.250% due 02/02/01                                       65             95
                                                                    ----------

                                                                            95
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $100)                                                                150
                                                                    ----------

SHORT-TERM INVESTMENTS - 15.0%
UNITED STATES - 15.0%
Federal Home Loan Bank
  Consolidated Discount Notes (b)(e)
   5.590% due 03/02/98                                   20,410         20,407
AIM Short Term Investments
  Prime Portfolio Class A (b)                             3,854          3,854
Valiant Money Market Fund Class A (b)                       185            185
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $24,446)                                                          24,446
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $154,261)(c) - 97.6%                               $  158,984

OTHER ASSETS AND LIABILITIES,
NET - 2.4%                                                               3,983
                                                                    ----------

NET ASSETS - 100.0%                                                 $  162,967
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.
(d) The Board of Trustees has estimated the value of the Fund's holdings at zero. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(e) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.

ABBREVIATIONS:
BR - Bearer
GDR - Global Depositary Receipt
IDR - International Depositary Receipt
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company

FOREIGN CURRENCY ABBREVIATIONS:
CHF - Swiss franc
DEM - German mark
GBP - British pound
IEP - Irish pound
JPY - Japanese yen
SGD - Singapore dollar
USD - U.S. dollar


The accompanying notes are an integral part of the financial statements.

14  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                        % OF          MARKET
                                                        NET           VALUE
INDUSTRY DIVERSIFICATION                               ASSETS         (000)
------------------------------------------------     ----------     ----------
Europe                                                  47.4%       $   77,321
Japan                                                   18.4            29,996
Pacific Basin                                            9.9            16,049
Short-Term Investments                                  15.0            24,446
Latin America                                            6.9            11,172
                                                     ----------     ----------

Total Investments                                       97.6           158,984
Other Assets and Liabilities, Net                        2.4             3,983
                                                     ----------     ----------

NET ASSETS                                             100.0%       $  162,967
                                                     ----------     ----------
                                                     ----------     ----------

                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                     CONTRACTS         (000)
                                                     ----------   --------------
FUTURES CONTRACTS
(Notes 2 and 3)

FTSE - 100 Index Futures Contracts
  Expiration date 03/98                                      36     $      502
CAC40 Index Futures Contracts
  Expiration date 03/98                                      48            574
DAX Index Futures Contracts
  Expiration date 03/98                                      14            197
TOPIX Index Futures Contracts
  Expiration date 03/98                                      88            795
                                                                    ----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (*)                                           $    2,068
                                                                    ----------
                                                                    ----------

(*) At February 28, 1998, Federal Home Loan Bank Consolidated Discount Notes valued at $20,407 were held as collateral by the custodian in connection with open futures contracts held by the Fund.

                                                        % OF          MARKET
                                                        NET           VALUE
GEOGRAPHIC DIVERSIFICATION                             ASSETS         (000)
------------------------------------------------     ----------     ----------
Auto and Transportation                                  7.5%       $   12,224
Consumer Discretionary                                   8.0            12,954
Consumer Staples                                         3.4             5,511
Financial Services                                      21.0            34,308
Health Care                                              4.0             6,485
Integrated Oils                                          1.4             2,260
Materials and Processing                                14.9            24,240
Miscellaneous                                            2.0             3,196
Other Energy                                             5.5             8,972
Producer Durables                                        4.9             7,995
Technology                                               3.0             4,947
Utilities                                                6.9            11,296
Long-Term Investments                                    0.1               150
Short-Term Investments                                  15.0            24,446
                                                     ----------     ----------

Total Investments                                       97.6           158,984
Other Assets and Liabilities, Net                        2.4             3,983
                                                     ----------     ----------

NET ASSETS                                             100.0%       $  162,967
                                                     ----------     ----------
                                                     ----------     ----------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  15

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                        UNREALIZED
  CONTRACTS TO       IN EXCHANGE                       APPRECIATION
    DELIVER              FOR           SETTLEMENT     (DEPRECIATION)
     (000)              (000)             DATE            (000)
----------------   ----------------   -------------   --------------
USD        1,665   SGD        2,700      03/02/98     $            1
                                                      --------------
                                                      --------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                        UNREALIZED
  CONTRACTS TO       IN EXCHANGE                       APPRECIATION
    DELIVER              FOR           SETTLEMENT     (DEPRECIATION)
     (000)              (000)             DATE            (000)
----------------   ----------------   -------------   --------------
USD        5,381   CHF        7,802      03/24/98     $          (41)
USD       16,800   GBP       10,258      03/24/98                 77
USD        3,622   GBP        2,199      03/24/98                 (5)
USD        3,500   JPY      457,975      03/24/98                146
USD        3,438   JPY      450,170      03/24/98                145
USD        7,250   JPY      926,905      03/24/98                130
USD        7,223   JPY      904,715      03/24/98                (20)
USD        3,728   JPY      461,831      03/24/98                (51)
DEM       25,152   USD       14,000      03/24/98                111
GBP        4,356   USD        7,100      03/24/98                (67)
GBP        2,195   USD        3,579      03/24/98                (33)
JPY        1,806   USD       14,000      03/24/98               (377)
JPY          491   USD        3,761      03/24/98               (147)
JPY          443   USD        3,420      03/24/98               (105)
                                                      --------------
                                                      $         (237)
                                                      --------------
                                                      --------------


The accompanying notes are an integral part of the financial statements.

16  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                               February 28, 1998 (Unaudited)

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at market (identified cost $154,261)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .       $     158,984
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 886
Foreign currency holdings (identified cost $799) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 782
Forward foreign currency exchange contracts (cost $96,801)(Note 2) . . . . . . . . . . . . . . . . . . .              97,182
Foreign currency exchange spot contracts (cost $1,665)(Note 2) . . . . . . . . . . . . . . . . . . . . .               1,666
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  83
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 814
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,444
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  67
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . .               2,068
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             263,994

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,672
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  45
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 204
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
Forward foreign currency exchange contracts (cost $96,801)(Note 2) . . . . . . . . .              97,419
Foreign currency exchange spot contracts (cost $1,665)(Note 2) . . . . . . . . . . .               1,665
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             101,027
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      162,967
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . . .      $         (577)
Accumulated distributions in excess of net realized gains  . . . . . . . . . . . . . . . . . . . . . . .                (933)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,723
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,068
  Foreign currency-related transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (266)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             157,936
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      162,967
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($162,966,662 divided by 15,733,732 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.36
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  17

SSgA
ACTIVE INTERNATIONAL FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                   Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $48) . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          475
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 263
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 738

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          391
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  43
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 117
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   4
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 641
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (119)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 522
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 216
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (674)
  Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (102)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                 105                (671)
                                                                                          --------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,297
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,068
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                (339)             11,026
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,355
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       10,571
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

18  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                                                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                         FOR THE SIX            FOR THE
                                                                                         MONTHS ENDED         FISCAL YEAR
                                                                                       FEBRUARY 28, 1998         ENDED
                                                                                         (UNAUDITED)        AUGUST 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             216   $             770
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (671)              3,794
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              11,026              (4,930)
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              10,571                (366)
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (598)             (1,078)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                (577)                  -
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (2,959)               (342)
  In excess of net realized gain on investments  . . . . . . . . . . . . . . . . . .                (933)                  -
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (5,067)             (1,420)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              73,533              31,121
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              79,037              29,335

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              83,930              54,595
                                                                                       -----------------   -----------------
  End of period (including accumulated distributions in excess of net investment income of $577 and undistributed
     net investment income of $382, respectively). . . . . . . . . . . . . . . . . .   $         162,967    $         83,930
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


FUND SHARE TRANSACTIONS
                                                     FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                   FEBRUARY 28, 1998 (UNAUDITED)               ENDED AUGUST 31, 1997
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS              SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . .              11,835   $         111,149               7,392   $          81,716
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . .                 405               4,151                  95               1,032
Payments for shares redeemed . . . . . . . .              (4,240)            (41,767)             (4,736)            (51,627)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . . .               8,000   $          73,533               2,751   $          31,121
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.


                                                           Semiannual Report  19

SSgA
ACTIVE INTERNATIONAL FUND


                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                              YEAR ENDED AUGUST 31,
                                                                                        ------------------------------------
                                                                              1998*        1997         1996        1995**
                                                                           ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . .   $    10.85   $    10.96   $    10.89   $    10.00
                                                                           ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .          .06          .10          .36          .03
  Net realized and unrealized gain (loss) on investments . . . . . . . .          .09          .03          .28          .86
                                                                           ----------   ----------   ----------   ----------

     Total Income From Investment Operations . . . . . . . . . . . . . .          .15          .13          .64          .89
                                                                           ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .         (.08)        (.18)        (.57)           -
  In excess of net investment income . . . . . . . . . . . . . . . . . .         (.07)           -            -            -
  Net realized gain on investments . . . . . . . . . . . . . . . . . . .         (.37)        (.06)           -            -
  In excess of net realized gain on investments. . . . . . . . . . . . .         (.12)           -            -            -
                                                                           ----------   ----------   ----------   ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . .         (.64)        (.24)        (.57)           -
                                                                           ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . .   $    10.36   $    10.85   $    10.96   $    10.89
                                                                           ----------   ----------   ----------   ----------
                                                                           ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . .         1.47         1.17         6.22         8.90

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . .      162,967       83,930       54,595       25,186

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . . . . . . . .         1.00         1.00         1.00         1.79
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . .         1.23         1.40         1.47         2.56
     Net investment income . . . . . . . . . . . . . . . . . . . . . . .          .21(e)      1.12         1.16         1.11

  Portfolio turnover (%)(b). . . . . . . . . . . . . . . . . . . . . . .        15.71        48.29        22.02         7.17
  Average commission rate paid per share of
    security ($ omitted)(d). . . . . . . . . . . . . . . . . . . . . . .        .0084        .0030        .0021          N/A


 *  For the six months ended February 28, 1998(Unaudited).
**  For the period March 7, 1995(commencement of operations) to August 31, 1995.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1995 are annualized.
(c) See Note 4 for current period amounts.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share of security and commission paid per share of security may vary from that of domestic markets.
(e) The ratio for the six months ended February 28, 1998 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.


20  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1998 (Unaudited)

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA Active International Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                           Semiannual Report  21

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $100,182 incurred from November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1998 are as follows:

                                                                   NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $  154,509,622   $   19,982,289   $  (15,508,058)  $    4,474,231

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:


22  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their


                                                           Semiannual Report  23

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $52,991,774 and $7,667,380, respectively.

     FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the six months ended February 28, 1998, were as follows:

                                               FUTURES CONTRACTS
                                       ---------------------------------
                                                            AGGREGATE
                                          NUMBER OF       FACE VALUE OF
                                          CONTRACTS       CONTRACTS (1)
                                       ---------------   ---------------
     Outstanding at August 31, 1997                  -   $             -
     Contracts opened                              204        26,572,089
     Contracts closed                              (18)       (2,054,529)
                                       ---------------   ---------------
     Outstanding at February 28, 1998              186   $    24,517,560
                                       ---------------   ---------------
                                       ---------------   ---------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened.


24  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the six months ended February 28, 1998, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceeded 1.00% on an annual basis. The Investment Company also has contracts with the adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds: $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these


                                                           Semiannual Report  25

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses of $11,193, $213, $294, $55, and $4,856, from the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

          Advisory fees                 $  139,773
          Administration fees               17,290
          Custodian fees                    22,188
          Distribution fees                  8,203
          Shareholder servicing fees         9,631
          Transfer agent fees                6,166
          Trustees' fees                     1,132
                                        ----------
                                        $  204,383
                                        ----------
                                        ----------

     BENEFICIAL INTEREST: As of February 28, 1998, one shareholder was a record owner of approximately 44% of the total outstanding shares of the Fund.


26  Semiannual Report

SSgA ACTIVE INTERNATIONAL FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


                                                           Semiannual Report  27

                                  SSgA-SM- FUNDS

                            TAX FREE MONEY MARKET FUND


                           SEMIANNUAL REPORT (UNAUDITED)

                                 FEBRUARY 28, 1998


                                 TABLE OF CONTENTS

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   15

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   16

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   20



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. INCOME FROM TAX-FREE FUNDS MAY BE SUBJECT TO AN ALTERNATIVE MINIMUM TAX, OR STATE AND LOCAL TAXES. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
TAX FREE MONEY MARKET FUND

                                                                                                      STATEMENT OF NET ASSETS
                                                                                                February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
ALABAMA - 1.4%
Gadsen, Alabama Industrial Development Pollution Control
  Revenue, daily demand. . . . . . . . . . . . . . . . . . . . . .   $    2,200          3.650%(1)   06/01/15    $     2,200
Huntsville, Alabama Health Care Authority Revenue Series A (a) . .          705          3.800       06/01/98            705
                                                                                                                  ----------

                                                                                                                       2,905
                                                                                                                  ----------

ARKANSAS - 0.9%
Arkansas, State of, Development Financial Authority Health Care
  Facilities Revenue Series B, weekly demand . . . . . . . . . . .        2,000          3.400(2)    06/01/12          2,000
                                                                                                                  ----------

                                                                                                                       2,000
                                                                                                                  ----------

CALIFORNIA - 2.8%
Orange County, California Sanitation Districts Certificate
  Participation Series C, daily demand (a) . . . . . . . . . . . .        5,000          3.600(1)    08/01/17          5,000
Riverside County, California Tax & Revenue Anticipation Notes
  Series A . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,000          4.500       06/30/98          1,003
                                                                                                                  ----------

                                                                                                                       6,003
                                                                                                                  ----------

DISTRICT OF COLUMBIA - 2.6%
District of Columbia, General Obligation Series SGA 62,
  daily demand (a) . . . . . . . . . . . . . . . . . . . . . . . .        5,550          3.650(1)    06/01/17          5,550
                                                                                                                  ----------

                                                                                                                       5,550
                                                                                                                  ----------

FLORIDA - 3.0%
Dade County, Florida Industrial Development Authority Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . . .          500          3.400(2)    01/01/16            500
Dade County, Florida Industrial Development Authority Revenue
  Series B, weekly demand. . . . . . . . . . . . . . . . . . . . .          900          3.400(2)    01/01/16            900
Dade County, Florida Industrial Development Authority Revenue
  Series C, weekly demand. . . . . . . . . . . . . . . . . . . . .          500          3.400(2)    01/01/16            500
Dade County, Florida Industrial Development Authority Revenue
  Series D, weekly demand. . . . . . . . . . . . . . . . . . . . .        1,900          3.400(2)    01/01/16          1,900
Jacksonville, Florida Electric Authority Revenue Series SGA17,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . . .        2,000          3.500(2)    10/01/20          2,000
Martin County, Florida Pollution Control Revenue, daily demand . .          700          3.600(1)    09/01/24            700
                                                                                                                  ----------

                                                                                                                       6,500
                                                                                                                  ----------



                                                            Semiannual Report  3

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
GEORGIA - 8.6%
Albany-Dougherty County, Georgia Hospital Authority Revenue,
  weekly demand (a). . . . . . . . . . . . . . . . . . . . . . . .   $    4,000          3.450%(2)   09/01/26    $     4,000
Burke County, Georgia Development Authority Pollution Control
  Revenue (a). . . . . . . . . . . . . . . . . . . . . . . . . . .        3,250          3.800       05/28/98          3,250
De Kalb County, Georgia Housing Authority Multifamily Housing
  Revenue, weekly demand . . . . . . . . . . . . . . . . . . . . .        5,500          3.400(2)    06/15/25          5,500
Georgia, State of, General Obligation Series C . . . . . . . . . .        1,500          7.700       04/01/98          1,505
Georgia, State of, Municipal Electric Authority Revenue, weekly
  demand . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,000          3.350(2)    01/01/22          4,000
                                                                                                                   ----------

                                                                                                                      18,255
                                                                                                                  ----------

IDAHO - 3.3%
Idaho Health Facilities Hospital Authority Revenue,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . . .        7,000          3.400(2)    12/01/23          7,000
                                                                                                                  ----------

                                                                                                                       7,000
                                                                                                                  ----------

ILLINOIS - 2.9%
University of Illinois, Health Services Facilities Revenue
  Series B, weekly demand. . . . . . . . . . . . . . . . . . . . .        6,200          3.400(2)    10/01/26          6,200
                                                                                                                  ----------

                                                                                                                       6,200
                                                                                                                  ----------

INDIANA - 1.5%
Indianapolis, Indiana Local Public Improvement Bond Bank Notes
  Revenue Series G . . . . . . . . . . . . . . . . . . . . . . . .        3,250          4.250       07/09/98          3,255
                                                                                                                  ----------

                                                                                                                       3,255
                                                                                                                  ----------

KANSAS - 1.5%
Johnson County, Kansas Water District No. 001 Water Revenue
  (pre-refunded 06/01/98)(b) . . . . . . . . . . . . . . . . . . .        1,000          8.000       12/01/12          1,021
Kansas City, Kansas General Obligation Series A (a). . . . . . . .        2,175          5.250       09/01/98          2,194
                                                                                                                  ----------

                                                                                                                       3,215
                                                                                                                  ----------

LOUISIANA - 0.3%
Ascension Parish, Louisiana Pollution Control Revenue,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . . .          700          3.450(2)    12/01/09             700
                                                                                                                   ----------

                                                                                                                          700
                                                                                                                   ----------


4  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
MASSACHUSETTS - 0.5%
Massachusetts, State of, Health & Educational Facilities Authority
  Revenue Series G-1, weekly demand (a). . . . . . . . . . . . . .   $    1,000          3.000%(2)   01/01/19     $    1,000
                                                                                                                  ----------

                                                                                                                       1,000
                                                                                                                  ----------

MICHIGAN - 6.7%
Lake City, Michigan Area School General Obligation
  (pre-refunded 05/01/98)(a)(b). . . . . . . . . . . . . . . . . .        2,500          6.950       05/01/13          2,538
Michigan Municipal Board Authority Revenue Notes Series B. . . . .        4,000          4.500       07/02/98          4,009
Michigan, State of, Underground Storage Tank Financial Assurance
  Authority Revenue Series I (a) . . . . . . . . . . . . . . . . .        4,145          5.000       05/01/98          4,153
Royal Oak, Michigan Hospital Financing Authority Revenue Series J,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . .        1,600          3.650(1)    01/01/03          1,600
Royal Oak, Michigan Hospital Financing Authority Revenue Series L,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . .        2,000          3.650(1)    01/01/27          2,000
                                                                                                                  ----------

                                                                                                                      14,300
                                                                                                                  ----------

MINNESOTA - 0.5%
Anoka County, Minnesota Solid Waste Disposal Facilities Revenue. .        1,000          6.000       12/01/98          1,017
                                                                                                                  ----------

                                                                                                                       1,017
                                                                                                                  ----------

MISSOURI - 4.4%
Missouri, State of, Health & Educational Facilities Authority
  Revenue Series A, weekly demand. . . . . . . . . . . . . . . . .        2,000          3.350(2)    09/01/10          2,000
Missouri, State of, Health & Educational Facilities Authority
  Revenue Series A, weekly demand. . . . . . . . . . . . . . . . .        1,000          3.400(2)    06/01/19          1,000
Missouri, State of, Health & Educational Facilities Authority
  Revenue Series B, weekly demand. . . . . . . . . . . . . . . . .          910          3.400(2)    06/01/14            910
Missouri, State of, Health & Educational Facilities Authority
  Revenue Series C, weekly demand. . . . . . . . . . . . . . . . .        3,200          3.400(2)    06/01/19          3,200
Missouri, State of, Health & Educational Facilities Authority
  Revenue Series C, weekly demand. . . . . . . . . . . . . . . . .          300          3.400(2)    12/01/19            300
Missouri, State of, Health & Educational Facilities Authority
  Revenue Series D, weekly demand. . . . . . . . . . . . . . . . .        1,000          3.400(2)    06/01/19          1,000
University of Missouri, Capital Project Notes Revenue Series
  FY 1997-98 . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,000          4.250       06/30/98          1,001
                                                                                                                  ----------

                                                                                                                       9,411
                                                                                                                  ----------



                                                            Semiannual Report  5

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
NEVADA - 2.0%
Clark County, Nevada School District General Obligation (a). . . .   $    1,000          7.000%      05/01/98     $    1,005
Clark County, Nevada School District General Obligation Series A
  (pre-refunded 03/01/98)(b) . . . . . . . . . . . . . . . . . . .        3,135          8.000       03/01/08          3,198
                                                                                                                  ----------

                                                                                                                       4,203
                                                                                                                  ----------

NEW JERSEY - 2.0%
Atlantic County, New Jersey General Obligation
  (pre-refunded 08/15/98)(a)(b). . . . . . . . . . . . . . . . . .        2,145          7.200       08/15/02          2,221
Brigantine, New Jersey General Obligation (a). . . . . . . . . . .          590          3.850       09/01/98            590
New Jersey, State of, Health Care Facilities Financing Authority
  Series C (pre-refunded 07/01/98)(b). . . . . . . . . . . . . . .        1,500          8.125       07/01/13          1,552
                                                                                                                  ----------

                                                                                                                       4,363
                                                                                                                  ----------

NEW MEXICO - 0.9%
Albuquerque, New Mexico Hospital Revenue Series A (a). . . . . . .        1,000          5.400       08/01/98          1,007
Albuquerque, New Mexico Municipal School District. . . . . . . . .        1,000          4.500       08/01/98          1,003
                                                                                                                  ----------

                                                                                                                       2,010
                                                                                                                  ----------

NEW YORK - 4.8%
Nassau County, New York Industrial Development Agency Civic
  Facilities Revenue, daily demand . . . . . . . . . . . . . . . .        1,600          3.650(1)    07/01/19          1,600
New York City, New York Municipal Water Financing Authority
  Water & Sewer Revenue Series B (pre-refunded 6/15/98)(a)(b). . .        1,000          7.625       06/15/17          1,027
New York City, New York Municipal Water Financing Authority
  Water & Sewer Revenue Series B (pre-refunded 6/15/98)(a)(b). . .        2,000          7.000       06/15/19          2,050
New York, New York General Obligation Series B-8, weekly demand. .          500          3.100(2)    08/15/24            500
New York Port Authority, New York & New Jersey Special Obligation
  Revenue, Series SGA 69, daily demand (a) . . . . . . . . . . . .        1,400          3.650(1)    12/01/22          1,400
New York, State of, Thruway Authority General Revenue
  Series SGA 66, weekly demand . . . . . . . . . . . . . . . . . .        3,845          3.400(2)    01/01/27          3,845
                                                                                                                  ----------

                                                                                                                      10,422
                                                                                                                  ----------


6  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
NORTH CAROLINA - 0.4%
Charlotte, North Carolina Airport Revenue Series A, weekly
  demand (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      800          3.350%(2)   07/01/16     $      800
                                                                                                                  ----------

                                                                                                                         800
                                                                                                                  ----------

OHIO - 8.5%
Clermont County, Ohio Hospital Facilities Revenue Series B,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . . .          980          3.400(2)    09/01/21            980
Franklin County, Ohio Hospital Revenue, weekly demand. . . . . . .        9,100          3.400(2)    06/01/16          9,100
Lorain County, Ohio Hospital Revenue Commercial Paper Series A . .        7,000          3.500       03/12/98          7,000
Ohio, State of, General Obligation . . . . . . . . . . . . . . . .        1,000          5.500       08/01/98          1,007
                                                                                                                  ----------

                                                                                                                      18,087
                                                                                                                  ----------

OKLAHOMA - 2.3%
Muskogee, Oklahoma Industrial Trust Pollution Control Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . . .        5,000          3.600(2)    01/01/25          5,000
                                                                                                                  ----------

                                                                                                                       5,000
                                                                                                                  ----------

OREGON - 1.4%
Klamath Falls, Oregon Electric Revenue Series B, semi-annual
  demand . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,000          4.500(3)    05/01/23          1,002
Oregon, State of, Department of Transportation Revenue . . . . . .        2,000          4.800       03/01/98          2,000
                                                                                                                  ----------

                                                                                                                       3,002
                                                                                                                  ----------

PENNSYLVANIA - 4.7%
Pennsylvania, State of, General Obligation Series A
  (pre-refunded 05/15/98)(b) . . . . . . . . . . . . . . . . . . .        1,000          7.300       05/15/03          1,022
Pennsylvania, State of, Higher Educational Facilities Authority
  Revenue Series A, daily demand . . . . . . . . . . . . . . . . .        1,000          3.650(1)    11/01/25          1,000
Philadelphia, Pennsylvania Authority For Industrial Development
  Revenue, daily demand. . . . . . . . . . . . . . . . . . . . . .        5,000          3.650(1)    07/01/25          5,000
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities
  Authority Revenue Series A, daily demand . . . . . . . . . . . .        1,100          3.650(1)    03/01/27          1,100
Philadelphia, Pennsylvania Tax & Revenue Anticipation Notes
  Series A . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,000          4.500       06/30/98          2,003
                                                                                                                  ----------

                                                                                                                      10,125
                                                                                                                  ----------


                                                            Semiannual Report  7

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
SOUTH CAROLINA - 3.1%
North Charleston, South Carolina General Obligation
  (pre-refunded 08/01/98)(b) . . . . . . . . . . . . . . . . . . .   $      500          7.500%      08/01/08     $      518
Piedmont, South Carolina Municipal Power Agency Revenue
  Series A, weekly demand (a). . . . . . . . . . . . . . . . . . .        5,000          3.350(2)    01/01/24          5,000
South Carolina, State of, General Obligation Series W. . . . . . .        1,000          7.250       05/01/98          1,006
                                                                                                                  ----------

                                                                                                                       6,524
                                                                                                                  ----------

TENNESSEE - 4.9%
Chattanooga-Hamilton County, Tennessee Hospital Authority Revenue,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . .        1,900          3.650(1)    10/01/17          1,900
Knox County, Tennessee Health Education & Housing Facilities Board
  Revenue Series B, weekly demand. . . . . . . . . . . . . . . . .        2,900          3.400(2)    09/01/14          2,900
Memphis, Tennessee General Obligation Series B, weekly demand. . .        5,600          3.500(2)    08/01/02          5,600
                                                                                                                  ----------

                                                                                                                      10,400
                                                                                                                  ----------

TEXAS - 14.5%
Brazos River Authority, Texas Pollution Control Revenue
  Series B, daily demand (a) . . . . . . . . . . . . . . . . . . .        1,400          3.700(1)    02/01/32          1,400
Dallas-Fort Worth, Texas Regional Airport Revenue, weekly demand .        1,900          3.650(2)    11/01/23          1,900
Garland, Texas General Obligation (pre-refunded 08/15/98)(b) . . .        1,000          6.400       08/15/01          1,011
Harris County, Texas Health Facilities Development Corporation
  Hospital Revenue, daily demand . . . . . . . . . . . . . . . . .        2,700          3.650(1)    12/01/26          2,700
Lower Neches Valley, Texas Authority Revenue, semiannual demand. .        1,000          3.450(3)    02/15/17          1,000
Matagorda County, Texas Navigation District No. 1 Revenue,
  daily demand (a) . . . . . . . . . . . . . . . . . . . . . . . .        3,000          3.700(1)    11/01/28          3,000
Panhandle Plains, Texas Higher Education Authority Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . . .        1,500          3.500(2)    06/01/21          1,500
San Antonio, Texas Electric & Gas Systems Revenue Commercial Paper
  Series A . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,000          3.450       03/10/98          5,000
Texas, State of, Tax & Revenue Anticipation Notes Series A . . . .       10,000          4.750       08/31/98         10,059
Texas, State of, Water Development Board Revenue Series A, daily
  demand . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,300          3.650(1)    03/01/15          1,300
University of Texas, Permanent University Fund Revenue . . . . . .        2,025          6.800       07/01/98          2,047
                                                                                                                  ----------

                                                                                                                      30,917
                                                                                                                  ----------


8  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1998 (Unaudited)

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
UTAH - 2.1%
Intermountain Power Agency, Utah Power Supply Revenue
  Series E, semi-annual demand (a) . . . . . . . . . . . . . . . .   $    2,000          3.750%(3)   07/01/14    $     2,000
Utah, State of, Board of Regents Student Loan Revenue
  Series I-2 (a) . . . . . . . . . . . . . . . . . . . . . . . . .        2,500          6.000       05/01/98          2,510
                                                                                                                  ----------

                                                                                                                       4,510
                                                                                                                  ----------

VIRGINIA - 4.9%
Chesapeake, Virginia Hospital Authority Facilities First Mortgage
  Revenue (pre-refunded 07/01/98)(b) . . . . . . . . . . . . . . .        6,240          7.625       07/01/18          6,449
Metropolitan Washington D.C. Airports Authority, Virginia General
  Airport Revenue Series C, weekly demand. . . . . . . . . . . . .          700          3.450(2)    10/01/27            700
Virginia, State of, General Obligation . . . . . . . . . . . . . .        2,050          5.100       06/01/98          2,057
Virginia, State of, Transportation Board Revenue
  (pre-refunded 03/01/98)(b) . . . . . . . . . . . . . . . . . . .        1,250          7.800       03/01/16          1,275
                                                                                                                  ----------

                                                                                                                      10,481
                                                                                                                  ----------

WASHINGTON - 1.0%
Washington, State of, General Obligation Motor Vehicle Fuel Tax
  Series B . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,105          5.000       06/01/98          2,112
                                                                                                                  ----------

                                                                                                                       2,112
                                                                                                                  ----------

WEST VIRGINIA - 0.9%
Marshall County, West Virginia Pollution Control Revenue,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . .        2,000          3.650(1)    12/01/20          2,000
                                                                                                                  ----------

                                                                                                                       2,000
                                                                                                                  ----------


                                                            Semiannual Report  9

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1998 (Unaudited)

                                                                                                                    VALUE
                                                                                                                    (000)
                                                                                                                  ----------
TOTAL INVESTMENTS (amortized cost $212,267)(c) - 99.3% . . . . . . .                                              $  212,267

OTHER ASSETS AND LIABILITIES, NET - 0.7% . . . . . . . . . . . . . .                                                   1,557
                                                                                                                  ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . .                                              $  213,824
                                                                                                                  ----------
                                                                                                                  ----------


(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c) The identified cost for federal income tax purposes is the same as shown above.
 * All securities with a maturity greater than 13 months have a demand feature, or an optional or mandatory put, resulting in an effective maturity of 13 months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.

    Variable Rate:

      (1) Daily
      (2) Weekly
      (3) Semiannual


The accompanying notes are an integral part of the financial statements.

10  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1998 (Unaudited)

QUALITY RATINGS AS A % OF MARKET VALUE
VMIG1, SP-1 or equivalent ++                                        100%

ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

Healthcare Revenue                                                   27%
General Obligation                                                   15
Electricity & Power Revenue                                          11
Pre-refunded                                                         11
Education Revenue                                                     7
Utility Revenue                                                       6
Airport Revenue                                                       4
Commercial Paper                                                      4
Public Agency Revenue                                                 4
Industrial Revenue                                                    3
Housing Revenue                                                       3
Highway Revenue                                                       2
Port Revenue                                                          1
Stadium Revenue                                                       1
Student Loan Revenue                                                  1
                                                               --------
                                                                    100%
                                                               --------
                                                               --------

++ VMIG1: The highest short-term municipal note credit rating given by Moody's
          Investors Services to notes with a demand feature which are of the "best quality."

    SP-1: The highest short-term municipal note credit rating given by Standard
          & Poor's Corporation to notes with a "very strong or strong capacity to pay principal & interest."


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  11

SSgA
TAX FREE MONEY MARKET FUND


                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                               February 28, 1998 (Unaudited)

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $      212,267
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 252
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,910
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             214,447

LIABILITIES
Payables:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          458
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 157
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 623
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      213,824
                                                                                                              --------------
                                                                                                              --------------
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          (23)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 214
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             213,633
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      213,824
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($213,823,781 divided by 213,851,258 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

12  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                   Amounts
                                                                                                                in thousands

INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,479

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          239
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  31
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 173
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  34
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   5
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 549
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,930
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,943
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  13

SSgA
TAX FREE MONEY MARKET FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                         FOR THE SIX           FOR THE
                                                                                         MONTHS ENDED        FISCAL YEAR
                                                                                       FEBRUARY 28, 1998        ENDED
                                                                                          (UNAUDITED)       AUGUST 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           2,930   $           3,548
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13                 (19)
                                                                                       -----------------   -----------------

     Net increase in net assets resulting from operations. . . . . . . . . . . . . .               2,943               3,529
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,930)             (3,548)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              50,309             118,460
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              50,322             118,441

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             163,502              45,061
                                                                                       -----------------   -----------------

  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         213,824   $         163,502
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------

FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             332,694             607,205
Proceeds from reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .               1,891               1,735
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (284,276)           (490,480)
                                                                                       -----------------   -----------------

Total net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . .              50,309             118,460
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

14  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                               YEAR ENDED AUGUST 31,
                                                                                        ------------------------------------
                                                                              1998*        1997         1996        1995**
                                                                           ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . .   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                                           ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .        .0152        .0295        .0302        .0251

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .       (.0152)      (.0295)      (.0302)      (.0251)
                                                                           ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . .   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                                           ----------   ----------   ----------   ----------
                                                                           ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . .         1.53         2.99         3.07         2.54

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . .      213,824      163,502       45,061       42,607

Ratios to average net assets (%)(b):
  Operating expenses, net. . . . . . . . . . . . . . . . . . . . . . . .          .57          .58          .57          .59
  Operating expenses, gross. . . . . . . . . . . . . . . . . . . . . . .          .57          .58          .57          .60
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .         3.06         2.98         3.01         3.40


  * For the six months ended February 28, 1998 (Unaudited).
 ** For the period December 1, 1994 (commencement of operations) to August 31,
    1995.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1995 are annualized.


                                                           Semiannual Report  15

SSgA
TAX FREE MONEY MARKET FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                  February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA Tax Free Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional Class A shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund which shares have not been offered on these classes as of the date of these financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded daily on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income tax and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryovers of $5,580 and $10,856, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates of August 31, 2004 and August 31, 2005, respectively, whichever occurs first. As permitted by tax regulations,


16  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     the Fund intends to defer a net realized capital loss of $19,504 incurred from November 1, 1996 to August 31, 1997 and treat it as arising in fiscal year 1998.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases, sales and maturities of tax-exempt obligations were $465,218,450, $323,207,982, and $92,020,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment


                                                           Semiannual Report  17

SSgA
TAX FREE MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the
     Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .050% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses of $23,921 and $8,526, from the Adviser and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI, RIS, or Solutions during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.


18  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

          Advisory fees               $  88,090
          Administration fees             7,109
          Custodian fees                  7,064
          Distribution fees              43,175
          Shareholder servicing fees      7,897
          Transfer agent fees             2,281
          Trustees' fees                  1,245
                                      ---------
                                      $ 156,861
                                      ---------
                                      ---------

     BENEFICIAL INTEREST: As of February 28, 1998, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 57% and 34%, respectively, of the total outstanding shares of the Fund.


                                                           Semiannual Report  19

SSgA TAX FREE MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


20  Semiannual Report

                                  SSgA-SM- FUNDS


                          US GOVERNMENT MONEY MARKET FUND

                           SEMIANNUAL REPORT (UNAUDITED)


                                 FEBRUARY 28, 1998


                                 TABLE OF CONTENTS

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .      3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .      8

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .      9

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .     13



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
US GOVERNMENT MONEY MARKET FUND


                                                                                                      STATEMENT OF NET ASSETS
                                                                                                February 28, 1998 (Unaudited)

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 71.9%
Federal Farm Credit Bank . . . . . . . . . . . . . . . . . . . . . .  $  20,000          5.450%      03/03/98     $   20,000
Federal Farm Credit Bank (MTN) . . . . . . . . . . . . . . . . . . .     25,000          5.650       10/01/98         24,976
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .     10,000          5.705       03/24/98          9,999
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . . . .     35,000          5.489       05/28/98         34,984
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . . . .     25,000          5.395       07/07/98         24,991
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .     30,000          5.825       07/07/98         29,993
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . . . .     50,000          5.395       07/23/98         49,978
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . . . .     50,000          5.387       08/04/98         49,980
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .     20,000          5.690       09/24/98         20,022
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .      1,000          5.735       12/23/98            999
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .      3,600          5.755       12/23/98          3,598
Federal Home Loan Mortgage Corp. . . . . . . . . . . . . . . . . . .     25,000          5.715       03/17/98         24,999
Federal Home Loan Mortgage Corp. (a) . . . . . . . . . . . . . . . .     50,000          5.425       01/26/99         49,969
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . . .     20,000          5.640       03/17/98         19,950
Federal National Mortgage Association. . . . . . . . . . . . . . . .      5,000          6.080       05/06/98          4,999
Federal National Mortgage Association. . . . . . . . . . . . . . . .     15,000          5.740       06/09/98         15,003
Federal National Mortgage Association (MTN). . . . . . . . . . . . .     15,000          5.400       02/02/99         14,985
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .     50,000          5.520       06/19/98         49,988
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .     25,000          5.375       07/30/98         24,988
Federal National Mortgage Association Discount Notes . . . . . . . .     34,145          5.620       03/10/98         34,097
Federal National Mortgage Association Discount Notes . . . . . . . .     39,320          5.425       05/26/98         38,810
Student Loan Marketing Association (MTN) . . . . . . . . . . . . . .      5,000          5.790       09/16/98          4,998
Student Loan Marketing Association (MTN) . . . . . . . . . . . . . .     20,000          5.740       12/17/98         19,988
Student Loan Marketing Association (MTN) . . . . . . . . . . . . . .     25,000          5.400       02/10/99         24,975
                                                                                                                  ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $597,269). . . . . . . . . . . . . . . . . . . . . . . . . . . .       597,269
                                                                                                                  ----------

UNITED STATES GOVERNMENT TREASURIES - 0.6%
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .      5,000          6.125       03/31/98          5,001
                                                                                                                  ----------

TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $5,001). . . . . . . . . . . . . . . . . . . . . . . . . . .           5,001
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $602,270) - 72.5%. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         602,270
                                                                                                                  ----------


                                                            Semiannual Report  3

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                               February 28, 1998 (Unaudited)

                                                                                                                    VALUE
                                                                                                                    (000)
                                                                                                                 ----------

REPURCHASE AGREEMENTS - 27.4%

Agreement with Salomon Brothers of $75,000
  acquired February 27, 1998 at 5.65% to be repurchased at $75,035 on March 2, 1998, collateralized by:
    $50,000 United States Treausury Notes,
      6.375% due 09/30/01 valued at $52,485
    $23,711 United States Treausury Notes,
      9.250% due 08/15/98 valued at $23,440. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   75,000
Agreement with Swiss Bank Corp. of $152,165
  acquired February 27, 1998 at 5.55% to be repurchased at $152,234 on March 2, 1998, collateralized by:
    $116,699 United States Treasury Bonds,
      11.875% due 11/15/03 valued at $154,250. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       152,165
                                                                                                                  ----------

TOTAL REPURCHASE AGREEMENTS (identified cost $227,165) . . . . . . . . . . . . . . . . . . . . . . . . . . . .       227,165
                                                                                                                  ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $829,435)(b) - 99.9% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       829,435

OTHER ASSETS AND LIABILITIES, NET - 0.1% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,095
                                                                                                                  ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  830,530
                                                                                                                  ----------
                                                                                                                  ----------

(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note


The accompanying notes are an integral part of the financial statements.

4  Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                               February 28, 1998 (Unaudited)

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $      602,270
Repurchase agreements (identified cost $227,165)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .             227,165
Interest receivables . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,298
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
                                                                                                              --------------
     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             834,746


LIABILITIES
Payables:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,629
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 587
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,216
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      830,530
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           30
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 831
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             829,669
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      830,530
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($830,529,583 divided by 830,500,432 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  5

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       21,395

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          945
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 125
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 109
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 122
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  35
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 241
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  24
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,663
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,732
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $       19,759
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1998         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         19,732    $          42,503
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27                   41
                                                                                        -----------------   -----------------

    Net increase in net assets resulting from operations . . . . . . . . . . . . . .               19,759              42,544
                                                                                        -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (19,732)            (42,503)
                                                                                        -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              (73,980)            221,232
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS  . . . . . . . . . . . . . . . . . . . .              (73,953)            221,273

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              904,483             683,210
                                                                                        -----------------   -----------------

  End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         830,530   $         904,483
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,446,859           7,924,123
Proceeds from reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .               13,249              26,342
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,534,088)         (7,729,233)
                                                                                        -----------------   -----------------

Total net increase (decrease)  . . . . . . . . . . . . . . . . . . . . . . . . . . .              (73,980)            221,232
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  7

SSgA
US GOVERNMENT MONEY MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                    YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                     1998*       1997         1996         1995         1994         1993
                                                 ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .  $  1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                 ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . .      .0254        .0500        .0515        .0528        .0324        .0304

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . .     (.0254)      (.0500)      (.0515)      (.0528)      (.0324)      (.0304)
                                                 ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .  $  1.0000   $   1.0000     $ 1.0000   $   1.0000   $   1.0000   $   1.0000
                                                 ----------   ----------   ----------   ----------   ----------   ----------
                                                 ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .       2.61         5.19         5.27         5.38         3.30         3.08

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . .    830,530      904,483      683,210      490,138      251,165      137,136

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . .        .44          .44          .40          .42          .38          .39
     Operating expenses, gross . . . . . . . . .        .44          .44          .40          .42          .39          .46
     Net investment income . . . . . . . . . . .       5.22         5.08         5.12         5.37         3.27         3.04


 *  For the six months ended February 28, 1998 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended February 28, 1998 are annualized.


8  Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA US Government Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional Class A shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of August 15, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.



                                                           Semiannual Report  9

SSgA
US GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $732,344,146, $187,432,568 and $615,898,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar


10  Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration
     Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses of $94,549, $8,745, and $129,423, from the Adviser, RIS and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI or Solutions during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for


                                                          Semiannual Report  11

SSgA
US GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

          Advisory fees                  $  382,308
          Administration fees                34,023
          Custodian fees                     25,510
          Distribution fees                     729
          Shareholder servicing fees        122,950
          Transfer agent fees                15,829
          Trustees' fees                      5,570
                                         ----------
                                         $  586,919
                                         ----------
                                         ----------

     BENEFICIAL INTEREST: As of February 28, 1998, one shareholder (who was also an affiliate of the Investment Company) was record owner of approximately 17% of the total outstanding shares of the Fund.


12  Semiannual Report

SSgA US GOVERNMENT MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary


INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


                                                          Semiannual Report  13

                                    SSgA-SM- FUNDS

                                GROWTH AND INCOME FUND


                            SEMIANNUAL REPORT (UNAUDITED)

                                  FEBRUARY 28, 1998


                                  TABLE OF CONTENTS

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    8

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    9

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   14



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
GROWTH AND INCOME FUND

                                                        STATEMENT OF NET ASSETS
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 96.8%
AUTO AND TRANSPORTATION - 1.9%
Ford Motor Co.                                           33,000     $    1,867
                                                                    ----------

                                                                         1,867
                                                                    ----------

CONSUMER DISCRETIONARY - 13.1%
Carnival Corp. Class A                                   26,500          1,560
Cendant Corp. (a)                                        10,000            375
Dayton Hudson Corp.                                       4,000            309
Disney (Walt) Co.                                        25,000          2,798
Home Depot, Inc. (The)                                   28,000          1,787
Staples, Inc. (a)                                        82,500          1,743
Time Warner, Inc.                                        45,000          3,038
Wal-Mart Stores, Inc.                                    30,000          1,389
                                                                    ----------

                                                                        12,999
                                                                    ----------

CONSUMER STAPLES - 4.8%
Panamerican Beverages, Inc. Class A                      65,000          2,368
Philip Morris Cos., Inc.                                 30,000          1,303
Procter & Gamble Co.                                     13,000          1,105
                                                                    ----------

                                                                         4,776
                                                                    ----------

FINANCIAL SERVICES - 17.0%
American Express Co.                                     25,000          2,252
American International Group, Inc.                       19,500          2,344
Equity Office Properties Trust                           77,346          2,282
First Data Corp.                                         15,500            527
Franklin Resources, Inc.                                 58,000          2,958
Morgan (J.P.) & Co., Inc.                                17,000          2,032
Northern Trust Corp.                                     43,100          3,264
Price (T. Rowe) & Associates, Inc.                       17,500          1,154
                                                                    ----------

                                                                        16,813
                                                                    ----------

HEALTH CARE - 12.6%
Abbott Laboratories                                      16,000          1,197
American Home Products Corp.                             20,000          1,875
Bristol-Myers Squibb Co.                                 25,000          2,505
Elan Corp. PLC - ADR (a)                                 31,500          1,955
Merck & Co., Inc.                                        22,000          2,806
Warner-Lambert Co.                                       15,000          2,194
                                                                    ----------

                                                                        12,532
                                                                    ----------

INTEGRATED OILS - 4.5%
Mobil Corp.                                              44,000          3,187
Unocal Corp.                                             35,000          1,319
                                                                    ----------

                                                                         4,506
                                                                    ----------

MATERIALS AND PROCESSING - 8.8%
Air Products & Chemicals, Inc.                           15,000          1,259
AptarGroup, Inc.                                         11,400            658
Brush Wellman, Inc.                                      70,000          1,890
Illinois Tool Works, Inc.                                15,000            899
Kimberly-Clark Corp.                                     40,000          2,228
Schulman (A.), Inc.                                      70,000          1,784
                                                                    ----------

                                                                         8,718
                                                                    ----------

OTHER ENERGY - 2.0%
Anadarko Petroleum Corp.                                  7,000            452
Baker Hughes, Inc.                                       37,800          1,547
                                                                    ----------

                                                                         1,999
                                                                    ----------

PRODUCER DURABLES - 8.6%
AlliedSignal, Inc.                                       50,000          2,128
AMP, Inc.                                                 5,100            225


                                                            Semiannual Report  3

SSgA
GROWTH AND INCOME FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Applied Materials, Inc. (a)                              34,500     $    1,270
Boeing Co.                                               40,000          2,170
Caterpillar, Inc.                                        40,000          2,185
Rockwell International Corp.                              8,500            515
                                                                    ----------

                                                                         8,493
                                                                    ----------

TECHNOLOGY - 14.1%
Cisco Systems, Inc. (a)                                  40,500          2,668
Hewlett-Packard Co.                                       9,000            603
Intel Corp.                                              20,000          1,793
Linear Technology Corp.                                  39,300          2,975
Lucent Technologies, Inc.                                28,000          3,034
Microsoft Corp. (a)                                      34,000          2,881
                                                                    ----------

                                                                        13,954
                                                                    ----------

UTILITIES - 9.4%
Alltel Corp.                                             70,000          3,198
AT&T Corp.                                               29,000          1,765
New Century Energies, Inc.                                8,000            373
TECO Energy, Inc.                                        23,000            605
U.S. West Communications Group                           40,000          2,083
Vodafone Group PLC - ADR                                 15,000          1,328
                                                                    ----------

                                                                         9,352
                                                                    ----------

TOTAL COMMON STOCKS
(cost $59,074)                                                          96,009
                                                                    ----------

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
SHORT-TERM INVESTMENTS - 4.8%
AIM Short Term Investment
  Prime Portfolio Class A (b)                        $    2,223     $    2,223
Federated Investors
  Prime Cash Obligations Fund (b)                         2,502          2,502
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,725)                                                            4,725
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $63,799)(c) -101.6%                                   100,734

OTHER ASSETS AND LIABILITIES,
NET - (1.6%)                                                            (1,553)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   99,181
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
PLC - Public Limited Company


The accompanying notes are an integral part of the financial statements.

4  Semiannual Report

SSgA
GROWTH AND INCOME FUND

                                                                                        STATEMENT OF ASSETS AND LIABILITIES
                                                                                              February 28, 1998 (Unaudited)

                                                                                                              Amounts in
                                                                                                           thousands (except
                                                                                                           per share amount)

ASSETS
Investments at market (identified cost $63,799)(Note 2)  . . . . . . . . . . . . . . . . . . . . . . . .       $     100,734
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 113
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 624
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             101,476

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,990
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 175
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 118
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,295
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       99,181
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          152
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,388
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              36,935
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              57,701
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       99,181
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($99,180,838 divided by 4,942,077 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        20.07
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSgA
GROWTH AND INCOME FUND


                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)


                                                                                                                 Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          637

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          342
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  14
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  14
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   4
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 463
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (81)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 382
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 255
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,387
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              12,412
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,799
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       17,054
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
GROWTH AND INCOME FUND


                                                                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                         FOR THE SIX            FOR THE
                                                                                         MONTHS ENDED         FISCAL YEAR
                                                                                       FEBRUARY 28, 1998         ENDED
                                                                                         (UNAUDITED)        AUGUST 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             255   $             553
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,387               7,387
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              12,412              14,677
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              17,054              22,617
                                                                                       -----------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (229)               (606)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (7,384)             (2,131)
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (7,613)             (2,737)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .             18,004               (3,967)
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              27,445              15,913
NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              71,736              55,823
                                                                                       -----------------   -----------------
  End of period (including undistributed net investment income of
     $152 and $118, respectively). . . . . . . . . . . . . . . . . . . . . . . . . .    $         99,181    $         71,736
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------

FUND SHARE TRANSACTIONS

                                                     FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                   FEBRUARY 28, 1998 (UNAUDITED)               ENDED AUGUST 31, 1997
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS              SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . .               1,136   $          21,006               2,426   $          36,961
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . .                 416               7,390                 193               2,708
Payments for shares redeemed . . . . . . . .                (577)            (10,392)             (2,832)            (43,636)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . . .                 975   $         18,004                 (213)  $          (3,967)
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
GROWTH AND INCOME FUND


                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                          YEAR ENDED AUGUST 31,
                                                                           -------------------------------------------------
                                                                 1998*        1997         1996         1995        1994**
                                                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . .  $    18.08   $    13.36   $    11.95   $    10.51   $    10.00
                                                              ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .         .05          .12          .15          .18          .15
  Net realized and unrealized gain (loss) on investments . .        3.80         5.18         1.46         1.44          .47
                                                              ----------   ----------   ----------   ----------   ----------

     Total Income From Investment Operations . . . . . . . .        3.85         5.30         1.61         1.62          .62
                                                              ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .        (.05)        (.14)        (.16)        (.18)        (.11)
  Net realized gain on investments . . . . . . . . . . . . .       (1.81)        (.44)        (.04)           -            -
                                                              ----------   ----------   ----------   ----------   ----------

     Total Distributions . . . . . . . . . . . . . . . . . .       (1.86)        (.58)        (.20)        (.18)        (.11)
                                                              ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . .  $    20.07   $    18.08   $    13.36   $    11.95   $    10.51
                                                              ----------   ----------   ----------   ----------   ----------
                                                              ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .       22.66        40.95        13.57        15.66         6.23

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period($000 omitted). . . . . . . . . .      99,181       71,736       55,823       43,884       26,747
  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . .         .95          .95          .95          .95          .95
     Operating expenses, gross (c) . . . . . . . . . . . . .        1.15         1.21         1.40         1.61         1.44
     Net investment income . . . . . . . . . . . . . . . . .         .63          .82         1.15         1.72         1.75

  Portfolio turnover (%)(b). . . . . . . . . . . . . . . . .       43.86        29.88        38.34        39.32        36.48
  Average commission rate paid per share
     of security ($ omitted) . . . . . . . . . . . . . . . .       .0433        .0421        .0436          N/A          N/A

 *  For the six months ended February 28, 1998 (Unaudited).
** For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


8  Semiannual Report

SSgA
GROWTH AND INCOME FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                  February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA Growth and Income Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


                                                            Semiannual Report  9

SSgA
GROWTH AND INCOME FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, the sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1998 are as follows:

                                                                   NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $   63,798,753   $   36,981,293   $      (46,168)  $   36,935,125

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made at February 28, 1998:


          UNDISTRIBUTED     ACCUMULATED       ADDITIONAL
          NET INVESTMENT    NET REALIZED       PAID-IN
             INCOME          GAIN (LOSS)       CAPITAL
          --------------   --------------   --------------
          $        7,611   $         (172)  $       (7,439)



10  Semiannual Report

SSgA
GROWTH AND INCOME FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases and sales of investment securities, excluding short-term investments aggregated to $26,690,139 and $17,248,204, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .85% of its average daily net assets. For the six months ended February 28, 1998, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .95% of average daily net assets on an annual basis. As of February 28, 1998, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment


                                                           Semiannual Report  11

SSgA
GROWTH AND INCOME FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses of $10,056, $1,268, $137, and $21,991, from the Adviser, SSBSI, Commercial Banking, and Solutions, respectively. The Fund did not incur any expenses from RIS during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $20,050 for the six months ended February 28, 1998.


12  Semiannual Report

SSgA
GROWTH AND INCOME FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     Accrued fees payable to affiliates and trustees as of February 28, 1998 were as follows:

          Advisory fees                 $   91,010
          Administration fees                3,274
          Custodian fees                     4,321
          Distribution fees                  2,757
          Shareholder servicing fees        12,117
          Transfer agent fees                3,654
          Trustees' fees                       495
                                        ----------
                                        $  117,628
                                        ----------
                                        ----------

     BENEFICIAL INTEREST: As of February 28, 1998, two shareholders (who were also affiliates of the Investment Company) were each record owners of approximately 30% and 26%, respectively, of the total outstanding shares of the Fund.

5.   DIVIDENDS

     On March 2, 1998, the Board of Trustees declared a dividend of $.0304 from net investment income, payable on March 10, 1998 to shareholders of record on March 3, 1998.


                                                           Semiannual Report  13

SSgA GROWTH AND INCOME FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


14  Semiannual Report

                                   SSgA-SM- FUNDS


                                  INTERMEDIATE FUND

                            SEMIANNUAL REPORT (UNAUDITED)


                                  FEBRUARY 28, 1998

                                  TABLE OF CONTENTS


                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   11

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   16



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
INTERMEDIATE FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
LONG-TERM INVESTMENTS - 97.1%
ASSET-BACKED SECURITIES - 7.3%
Chase Manhattan Auto Owner Trust
      5.700% due 09/17/01                            $      500     $      499
CIT RV Trust
      6.400% due 02/15/07                                   300            302
Citibank Credit Card Master Trust I
  Series 1997-7 Class A
      6.350% due 08/15/02                                 1,000          1,009
Ford Credit Auto Loan Master Trust
  Series 1996-1 Class A
      5.500% due 02/15/03                                   370            365
Ford Credit Auto Owner Trust
  Series 1996-B Class A4
      6.300% due 01/15/01                                   500            503
  Series 1998-A Class A3
      5.650% due 10/15/01                                   370            369
Premier Auto Trust
  Series 1996-2 Class A4
      6.575% due 10/06/00                                 1,000          1,009
  Series 1997-1 Class A4
      6.350% due 04/06/02                                   250            252
  Series 1997-2 Class A4
      6.250% due 06/06/01                                   200            201
  Series 1998-1 Class A3
      5.630% due 10/15/01                                   500            498
                                                                    ----------

                                                                         5,007
                                                                    ----------

CORPORATE BONDS AND
NOTES - 36.5%
A.H. Belo Corp.
      6.875% due 06/01/02                                   750            765
Associates Corp. of North America
      6.250% due 03/15/99                                   400            401
Banc One, Milwaukee, N.A.
      6.625% due 04/15/03                                   500            509
Branch Banking & Trust Co.
      6.200% due 09/15/99                                 1,000          1,003
      5.700% due 02/01/01                                   250            248
Burlington Northern Santa Fe Corp.
      6.375% due 12/15/05                                   200            200
CIT Group Holdings, Inc. (MTN)
      6.250% due 03/22/99                                 1,450          1,456
      6.250% due 10/04/99                                   500            502
      6.400% due 01/28/00                                   500            504
Crown Cork & Seal, Inc.
      7.000% due 06/15/99                                   750            759
Enron Corp.
      9.650% due 05/15/01                                   150            165
      6.500% due 08/01/02                                   750            754
Equitable Life Assurance Society
      6.950% due 12/01/05                                   500            514
Fleet Financial Group
      7.250% due 09/01/99                                   500            508
Ford Motor Credit Co.
      7.250% due 05/15/99                                   300            304
Ford Motor Credit Co. (MTN)
      6.110% due 12/28/01                                   700            698
Gatx Capital Corp.
      6.500% due 11/01/00                                   500            504
General Electric Capital Corp.
  Series A (MTN) Step Up Bond
      8.090% due 04/01/04 (c)                             1,000          1,098
General Motors Acceptance Corp.
      7.125% due 06/01/99                                   500            507
      5.625% due 02/15/01                                 1,000            990
      6.375% due 12/01/01                                   500            504
General Motors Acceptance Corp.
      6.625% due 04/24/00 (MTN)                             200            202
GTE Corp.
      9.375% due 12/01/00                                   800            864
Harris Corp.
      6.650% due 08/01/06                                   700            705
Integra Bank (MTN)
      6.550% due 06/15/00                                   500            506


                                                            Semiannual Report  3

SSgA
INTERMEDIATE FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
International Lease Finance Corp.
      6.125% due 11/01/99                            $    1,000     $    1,002
      6.375% due 01/18/00                                   500            502
      6.625% due 08/15/00                                   500            506
Kemper Corp.
      6.875% due 09/15/03                                   500            514
Lehman Brothers Holdings (MTN)
      6.000% due 02/26/01                                   300            298
Lockheed Martin Corp.
      6.550% due 05/15/99                                 1,250          1,257
      6.850% due 05/15/01                                   800            818
Merrill Lynch & Co.
      6.000% due 02/12/03                                   500            497
Nationsbank Corp.
      7.625% due 04/15/05                                   900            965
News America Holdings, Inc.
      7.450% due 06/01/00                                   200            205
Norfolk Southern Corp.
      6.700% due 05/01/00                                   700            708
Norwest Financial, Inc. (MTN)
      6.050% due 11/19/99                                   500            501
Norwest Financial, Inc. (MTN)
  Series B
      6.375% due 10/01/99                                   500            504
Pitney Bowes Credit Corp. (MTN)
  Series C
      6.540% due 07/15/99                                   700            708
Sears Roebuck Acceptance Corp.
  Series II (MTN)
      6.540% due 05/06/99                                   500            505
Time Warner, Inc.
      8.110% due 08/15/06                                   275            300
                                                                    ----------

                                                                        24,960
                                                                    ----------

EURODOLLAR BONDS - 3.0%
American Express Master Trust
      5.375% due 09/15/00                                   500            493
Finland, Republic of
      7.875% due 07/28/04                                   215            237
Ontario, Province of
      7.375% due 01/27/03                                   500            528
      6.000% due 02/21/06                                   500            498
Yorkshire Power Finance Ltd.
      6.154% due 02/25/03                                   300            299
                                                                    ----------

                                                                         2,055
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 3.8%
Federal Home Loan Mortgage Corp.
      5.950% due 01/19/06                                   500            500
Federal Home Loan
Mortgage Corp. Groups
Participation Certificate
      4.500% due 04/01/01                                   399            387
Federal National Mortgage
Association Pools
      6.000% due 2009                                       536            531
      5.500% due 2011                                       288            281
Government National Mortgage
Association Pools (c)
      7.000% due 2022                                       211            216
      6.875% due 2022                                       217            222
      7.000% due 2023                                       213            219
      7.375% due 2023                                       208            214
                                                                    ----------

                                                                         2,570
                                                                    ----------

UNITED STATES GOVERNMENT
AGENCIES - 8.8%
Federal Home Loan Bank
      7.310% due 06/16/04                                   500            537
      6.995% due 04/02/07                                   300            320
Federal National Mortgage Association
      6.600% due 06/24/99                                   550            557
      5.450% due 10/10/03                                   500            491


4  Semiannual Report

SSgA
INTERMEDIATE FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Federal National Mortgage
Association (MTN)
      6.790% due 06/02/04                            $      500     $      522
      6.480% due 06/28/04                                   650            670
      6.210% due 11/07/07                                   250            253
      6.550% due 11/21/07                                 1,000          1,007
      6.170% due 01/15/08                                   320            316
      6.270% due 02/05/08                                   220            218
      6.270% due 02/13/08                                   500            499
State of Israel Guaranteed Notes
  Series 2-Z
     Zero Coupon due 03/15/05                               115             76
  Series 7-B
      5.700% due 02/15/03                                   500            497
  Series 9-Z
     Zero Coupon due 05/15/07                               130             76
                                                                    ----------

                                                                         6,039
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 29.3%
United States Treasury Bonds
     11.625% due 11/15/04                                   710            942
     10.375% due 11/15/12                                   770          1,025
     12.000% due 08/15/13                                   340            502
     12.500% due 08/15/14                                   155            240
     11.750% due 11/15/14                                   675          1,007
United States Treasury Notes
      5.875% due 08/31/99                                   525            527
      5.625% due 11/30/99                                 3,250          3,253
      5.625% due 12/31/99                                   250            250
      6.000% due 08/15/00                                   560            566
      6.500% due 05/31/01                                   600            616
      6.375% due 09/30/01                                   500            512
      6.250% due 10/31/01                                 2,020          2,062
      6.125% due 12/31/01                                 1,680          1,709
      5.750% due 12/31/02                                   300            300
      5.500% due 01/31/03                                 1,000            996
      6.250% due 02/15/03                                   350            359
      7.875% due 11/15/04                                   750            841
      7.500% due 02/15/05                                   500            552
      6.500% due 05/15/05                                   990          1,037
      7.000% due 07/15/06                                 1,480          1,604
      6.125% due 08/15/07                                   225            232
United States Treasury
  Principal Only Strip
     Zero Coupon due 05/15/99                                60             56
     Zero Coupon due 02/15/08                             1,545            870
                                                                    ----------

                                                                        20,058
                                                                    ----------

YANKEE BONDS - 8.4%
Ireland, Republic of
      7.875% due 12/01/01                                   900            954
      7.125% due 07/15/02                                   300            312
Manitoba, Province of
      8.000% due 04/15/02                                   500            533
      6.875% due 09/15/02                                 1,000          1,028
Manitoba, Province of
  Series CK
      9.000% due 12/15/00                                   500            538
Ontario, Province of
      8.000% due 10/17/01                                 1,000          1,062
Quebec, Province of
      9.125% due 03/01/00                                 1,275          1,346
                                                                    ----------

                                                                         5,773
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $65,987)                                                          66,462
                                                                    ----------


                                                            Semiannual Report  5

SSgA
INTERMEDIATE FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
SHORT-TERM INVESTMENTS - 4.1%
AIM Short Term Investment
  Prime Portfolio Class A (a)                        $    1,546     $    1,546
Valiant Money Market Fund Class A (a)                     1,217          1,217
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,763)                                                            2,763
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $68,750)(b) - 101.2%                                   69,225

OTHER ASSETS AND LIABILITIES,
NET - (1.2%)                                                              (802)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   68,423
                                                                    ----------
                                                                    ----------

(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Adjustable or floating rate securities.

ABBREVIATIONS:
MTN - Medium Term Note


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
INTERMEDIATE FUND

                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                               February 28, 1998 (Unaudited)

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at market (identified cost $68,750)(Note 2)  . . . . . . . . . . . . . . . . . . . . . . . .      $       69,225
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,064
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 761
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 270
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              71,325

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,823
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                  51
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,902
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       68,423
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          542
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 311
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .                 475
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
Additional paid--in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              67,088
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       68,423
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($68,422,646 divided by 6,940,698 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         9.86
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannnual Report  7

SSgA
INTERMEDIATE FUND


                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,851
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  41
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,892

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          243
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   4
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 348
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (165)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 183
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,709
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 493
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                 357
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 850
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $        2,559
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
INTERMEDIATE FUND


                                                                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                         FOR THE SIX            FOR THE
                                                                                         MONTHS ENDED         FISCAL YEAR
                                                                                       FEBRUARY 28, 1998         ENDED
                                                                                         (UNAUDITED)        AUGUST 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           1,709   $           2,695
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 493                  95
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                 357                 790
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .               2,559               3,580
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,909)             (2,564)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                 (10)                  -
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (1,919)             (2,564)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              13,949              11,300
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              14,589              12,316

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              53,834              41,518
                                                                                       -----------------   -----------------
  End of period (including undistributed net investment income of
     $542 and $733, respectively)  . . . . . . . . . . . . . . . . . . . . . . . . .   $          68,423   $          53,834
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------

FUND SHARE TRANSACTIONS

                                                     FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                   FEBRUARY 28, 1998 (UNAUDITED)               ENDED AUGUST 31, 1997
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS              SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . .               1,930   $          18,922               3,454   $          33,329
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . .                 174               1,687                 242               2,313
Payments for shares redeemed . . . . . . . .                (677)             (6,660)             (2,519)            (24,342)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . . .               1,427   $          13,949              1,177    $          11,300
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  9

SSgA

INTERMEDIATE FUND


                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                         YEAR ENDED AUGUST 31,
                                                                           -------------------------------------------------
                                                                 1998*        1997         1996         1995        1994**
                                                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . .  $     9.76   $     9.57   $     9.72   $     9.37   $    10.00
                                                              ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .         .26          .54          .53          .56          .42
  Net realized and unrealized gain (loss) on investments . .         .16          .20         (.14)         .34         (.76)
                                                              ----------   ----------   ----------   ----------   ----------

     Total Income From Investment Operations . . . . . . . .         .42          .74          .39          .90         (.34)
                                                              ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .        (.32)        (.55)        (.54)        (.55)        (.29)
                                                              ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . .  $     9.86   $     9.76   $     9.57   $     9.72   $     9.37
                                                              ----------   ----------   ----------   ----------   ----------
                                                              ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .        4.41         8.00         4.12        10.05        (3.42)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . .      68,423       53,834       41,518       33,893       19,963

  Ratios to average net assets (%)(b):
    Operating expenses, net (c). . . . . . . . . . . . . . . .       .60          .60          .60          .60          .60
    Operating expenses, gross (c). . . . . . . . . . . . . . .      1.14         1.30         1.38         1.67         1.51
    Net investment income. . . . . . . . . . . . . . . . . . .      5.62         5.78         5.57         6.29         5.11

Portfolio turnover (%)(b). . . . . . . . . . . . . . . . . .      285.75       242.76       221.73        26.31        15.70

 *  For the six months ended February 28, 1998 (Unaudited)
** For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods February 28, 1998 and August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


10  Semiannual Report

SSgA
INTERMEDIATE FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                  February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA Intermediate Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.



                                                           Semiannual Report  11

SSgA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had net tax basis capital loss carryovers of $6,763 and $155,968 which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates of August 31, 2003 and August 31, 2004, respectively, whichever occurs first.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1998 are as follows:


                                                                   NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $   68,750,648   $      569,432   $      (95,462)  $      473,970

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made at February 28, 1998:


          UNDISTRIBUTED     ACCUMULATED       ADDITIONAL
          NET INVESTMENT    NET REALIZED       PAID-IN
             INCOME          GAIN (LOSS)       CAPITAL
          --------------   --------------   --------------
          $        8,898   $       (1,458)  $       (7,440)


12  Semiannual Report

SsgA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     FORWARD COMMITMENTS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date upon which the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement, if it is appropriate to do so, and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $17,531,358 and $20,626,561, respectively.

     For the six months ended February 28, 1998, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $79,800,081 and $63,715,921, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser,


                                                           Semiannual Report  13

SSgA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     calculated daily and paid monthly, at the annual rate of .80% of its average daily net assets. For the six months ended February 28, 1998, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .60% of average daily net assets on an annual basis. As of February 28, 1998, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses

14  Semiannual Report

SSgA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1998 (Unaudited)


     of $6,099 $232, $726, $314, and $11,076 from the Adviser, SSBSI, RIS,
     Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

          Advisory fees                 $     28,539
          Administration fees                  2,240
          Custodian fees                       7,529
          Distribution fees                    2,134
          Shareholder servicing fees           8,232
          Transfer agent fees                  2,528
          Trustees' fees                         364
                                        ------------
                                        $     51,566
                                        ------------
                                        ------------

     BENEFICIAL INTEREST: As of February 28, 1998, two shareholders (one was also an affiliate of the Investment Company) were record owners of approximately 16% and 14%, respectively, of the total outstanding shares of the Fund.

5.   DIVIDENDS

     On March 2, 1998, the Board of Trustees declared a dividend of $.0777 from net investment income, payable on March 10, 1998 to shareholders of record on March 3, 1998.


                                                           Semiannual Report  15

SSgA INTERMEDIATE FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


16  Semiannual Report

                                   SSgA-SM- FUNDS


                                EMERGING MARKETS FUND

                            SEMIANNUAL REPORT (UNAUDITED)


                                  FEBRUARY 28, 1998


                                  TABLE OF CONTENTS


                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   19

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . .   20

Fund Management and Service Providers  . . . . . . . . . . . . . . . . . .   26



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. INVESTMENTS IN EMERGING OR DEVELOPING MARKETS INVOLVE EXPOSURE TO ECONOMIC STRUCTURES THAT ARE GENERALLY LESS DIVERSE AND MATURE, AND TO POLITICAL SYSTEMS WHICH CAN BE EXPECTED TO HAVE LESS STABILITY THAN THOSE OF MORE DEVELOPED COUNTRIES. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
EMERGING MARKETS FUND

                                                        STATEMENT OF NET ASSETS
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 82.6%
ARGENTINA - 3.1%
Acindar Industria Argentina de Aceros SA Class B (a)    220,257     $      533
Alpargatas (a)                                          728,007            280
Astra cia Argentina de Petro                            387,620            725
Banco de Galicia                                        175,357          1,091
Celulosa Argentina (a)                                  232,719             67
Dalmine Siderca SA                                      313,796            823
Ledesma                                                 359,967            344
Naviera Perez Companc Class B                           182,890          1,204
Siderar SA Series A                                      11,700             55
Telecom Argentina Class B                               114,329            841
Telefonica de Argentina Class B                         200,250            721
YPF SA Class D                                           72,702          2,313
                                                                    ----------

                                                                         8,997
                                                                    ----------

BRAZIL - 4.7%
Companhia Siderurgica
 de Tubarao NPV                                      13,300,000            176
Eletrobras (centrais) NPV                            66,847,000          3,005
Sider Nacional cia NPV                               49,038,000          1,271
Telecomunicacoes Brasileiras NPV                     92,496,200          9,166
                                                                    ----------

                                                                        13,618
                                                                    ----------

CHILE - 3.8%
Banco de A. Edwards Series A - ADR                       12,200            177
Banco Santander Chile Series A - ADR                     34,800            444
Chile Fund, Inc.                                        130,700          2,173
Chilgener SA - ADR                                       31,300            751
Cjilquinta SA - ADR                                       4,550             47
Compania de Telecomunicaciones de Chile SA - ADR         88,300          2,417
Embotelladora Andina SA Series A - ADR                   51,000          1,071
Enersis SA - ADR                                         56,100          1,634
Five Arrows Chile Fund (a)                              550,000          1,265
Laboratorio Chile SA - ADR                                4,450             81
Madeco SA - ADR                                          22,700            363
Santa Isabel SA - ADR                                     8,200            150
Sociedad Quimica Y Minera de Chile SA - ADR               4,800            207
Vina Concha Y Toro SA - ADR                               4,800            139
                                                                    ----------

                                                                        10,919
                                                                    ----------

CHINA - 0.7%
Beiren Printing Class H                                  60,000              8
China Telecom (Hong Kong), Ltd. - ADR (a)                 5,700            204
Dong Fang Electric Machinery, Ltd. Class H               64,000             10
Guangshen Railway Company, Ltd.                           6,000             78
Guangzhou Shipyard Class H                              122,000             15
Harbin Power Equipment Class H                          316,000             48
Huaneng Power International, Inc. Series N - ADR (a)     23,900            588
Jilin Chemical Industrial Co., Ltd. Class H             166,000             21
Luoyang Glasswork Class H (a)                           268,000             25
Maanshan Iron & Steel Class H                           590,000             63
Quingling Motors Class H                                591,000            237
Shandong Huaneng Power Co., Ltd. Series N - ADR          16,500            139
Shanghai Hai Xing Shipping Co. Class H (a)            1,009,000            249
Shanghai Petrochemical Corp.                              7,500            122
Tsingtao Brewery Class H (a)                            151,000             38
Yizheng Chemical Fibre Class H                          946,000            176
Zhenhai Refining & Chemical Co., Ltd. Series H          110,000             40
                                                                    ----------

                                                                         2,061
                                                                    ----------


                                                            Semiannual Report  3

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COLOMBIA - 1.8%
Banco de Bogota NPV                                      91,525      $     381
Banco Ganadero SA Class B - ADR                          32,200          1,127
Banco Industrial Colombiano                              34,900             75
Banco Industrial Colombiano SA - ADR                     21,000            247
Bavaria                                                 152,852            944
Cadenalco SA NPV                                        128,081            123
Cementos Argos                                          135,664            505
Cementos Diamante SA - GDR                               49,300            450
Cia Nacional de Chocolates                               77,000            433
Coltabaco SA                                            105,200            196
Suramericana de Seguros SA                               27,025            364
Valores Bavaria SA (a)                                  143,079            469
                                                                    ----------

                                                                         5,314
                                                                    ----------

CZECH REPUBLIC - 2.3%
Ceska Sporitelna AS                                      18,835            112
CEZ (a)                                                  64,358          1,845
Cokoladovny AS                                              700            114
Komercni Banka AS                                         7,377            255
Skoda Koncern Plzen AG (a)                               18,041            262
SPT Telecom AS (a)                                       28,773          3,415
Unipetrol AS (a)                                        212,608            568
                                                                    ----------

                                                                         6,571
                                                                    ----------

EGYPT - 1.0%
MISR International Bank
 SAE - GDR (a)                                           80,000            990
MISR International Bank
 SAE - GDR (144A)(a)                                     95,600          1,183
Suez Cement Co. - GDR (a)                                 6,900            136
Suez Cement Co. - GDR (Regd)(a)                          32,000            630
                                                                    ----------

                                                                         2,939
                                                                    ----------

GREECE - 1.4%
Alpha Leasing SA (Regd)                                   3,800             65
Aluminum Co. of Greece Industrial
  and Commercial (Regd)                                   3,420            150
Commercial Bank of Greece (Regd)                          8,000            249
Credit Bank (Regd)                                       14,580            781
Ergo Bank (Regd)                                          6,280            313
ETBA Leasing SA (Regd)                                    8,190             47
Hellenic Bottling                                        14,520            361
Hellenic Telecommunication Organization SA               29,683            589
Heracles General Cement Co.                              19,300            358
Ionian Bank SA (Regd)(a)                                  3,060             53
Loulis Flour Mills SA (Regd)                             29,447            107
Naoussa Spinning Mills                                   39,800            113
National Bank of Greece (Regd)(a)                         4,215            301
National Mortgage Bank                                    4,407            199
Nikas SA                                                  3,800             38
Petzetakis SA (a)                                        22,281            116
Shelman SA                                               18,120             89
Strintzis Shipping                                       49,640            141
                                                                    ----------

                                                                         4,070
                                                                    ----------

HUNGARY - 1.6%
Danubius Hotel (Regd)(a)                                  9,935            281
Egis Gyogyszergyar                                        4,708            287
Fotex Rt. (Regd)(a)                                     240,294            242
Gedeon Richter, Ltd. - GDR                                6,300            694
Magyar Olaj Es Gas                                       16,599            436
Magyar Tavkozlesi Rights (Regd)(a)                      287,984          1,480
Mol Magyar Olay-Es Gazipari - GDS (a)                    10,300            273
OTP Bank                                                  8,740            398
Pick Szeged Rt. (a)                                       4,268            299
Tisza Vegyi Kombinat Rt. (a)                              6,901            122
                                                                    ----------

                                                                         4,512
                                                                    ----------


4  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
INDIA - 4.0%
Andhra Valley Power
 Supply Co., Ltd.                                        74,200     $      150
Arvind Mills, Ltd.                                       34,300             48
Bajaj Auto, Ltd.                                         27,300            394
Bharat Heavy Electricals, Ltd.                           63,600            517
Bharat Petroleum Corp., Ltd.                             18,400            178
Bombay Fund NPV (a)                                     147,223          1,151
CESC, Ltd.                                              184,900            130
Colgate-Palmolive Co.                                    42,800            274
Crompton Greaves, Ltd.                                   51,500             41
Finolex Cables, Ltd.                                     28,700            100
Gujarat State Fertilisers & Chemicals, Ltd.              72,200            159
Hindustan Lever, Ltd.                                    25,600            992
Industrial Development Bank                             303,500            655
ITC, Ltd.                                                27,400            461
Madras Refineries, Ltd.                                 165,800            193
Mahanagar Telephone Nigam, Ltd.                         123,400            818
Mahindra & Mahindra, Ltd.                                12,500             78
Morgan Stanley India Investment Fund, Inc. (a)          165,300          1,333
Ranbaxy Laboratories, Ltd.                                5,900            103
Reliance Industries Ltd. - GDS (a)                       50,000            432
Reliance Industries, Ltd.                                96,200            391
State Bank Of India                                      28,100            183
Tata Engineering & Locomotive Co., Ltd.                  72,850            460
Tata SSL, Ltd.                                          107,600            362
The India Fund, Inc. (a)                                233,900          1,710
Videsh Sanchar Nigam, Ltd.                               16,900            316
                                                                    ----------

                                                                        11,629
                                                                    ----------

ISRAEL - 5.7%
Africa - Israel Investments, Ltd. (a)                     1,251            663
Agis Industries Ltd.                                     74,118            478
Bank Hapoalim, Ltd.                                   1,240,855          2,905
Bank Leumi Le-Israel                                    739,433          1,255
Bezeq Israeli Telecommunication Corp., Ltd.             449,193          1,073
Clal Industries, Ltd.                                   121,344            593
Clal Israel, Ltd.                                       400,000            118
Dead Sea Works, Ltd.                                    121,253            338
Delek Israel Fuel Corp. Ltd.                             22,118            812
Discount Investment Corp. (Regd)                         12,902            316
ECI Telecom, Ltd.                                        29,100            844
Elco Holdings Ltd.                                      134,240            772
Electric Wire & Cable                                    14,000             51
Electrochemical Industries 1952, Ltd. (a)                39,713             40
IDB Development Corp., Ltd.                               5,780            123
Israel Chemicals, Ltd.                                  271,375            348
Koor Industries                                          16,443          1,712
Leumi Insurance Holdings (a)                            385,830            207
Makteshim Chemical Works (a)                             21,500            166
Osem Investment, Ltd.                                    93,925            397
Supersol, Ltd.                                          104,723            338
Tadiran, Ltd.                                             3,360            133
Tadiran, Ltd. - ADR                                      15,200            608
Teva Pharmaceutical Industries, Ltd. - ADR               49,800          2,085
                                                                    ----------

                                                                        16,375
                                                                    ----------

MALAYSIA - 6.1%
Affin Holdings Berhad                                   251,000            175
Amalgamated Steel Mills (a)                             546,000            140
AMMB Holdings Berhad                                    305,000            375
Arab Malaysian Corp. Berhad                              95,000             61
Arab-Malaysian Development Berhad                       333,000             98
Bandar Raya Developments                                989,000            377
Cahya Mata Sarawak Berhad                               460,000            433
Cement Industries                                       146,000            118
Cold Storage                                             24,000             17
DCB Holdings Berhad                                     186,000            175


                                                            Semiannual Report  5

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Diversified Resources Berhad                            545,000     $      400
Faber Group Berhad (a)                                  445,600            121
Golden Hope Plantation                                  417,000            553
Highlands & Lowlands                                    250,000            275
Hong Leong Credit                                        95,000            103
IGB Corp. Berhad                                        450,000            191
Kuala Lumpur Kepong                                     141,000            342
Kumpulan Guthrie                                        297,000            209
LARUT Consolidated Berhad                               251,000             82
Lion Land Berhad                                      1,308,000            329
Malayan Banking Berhad                                  286,000          1,107
Malaysia Mining Corp.                                   544,000            339
Malaysian Airline System                                175,000            201
Malaysian Helicopter Services                           170,000             49
Malaysian International Shipping Corp.
  (Alien Market)                                        185,000            340
Malaysian Residential Corp.                             240,000            162
MBF Capital Berhad                                      328,000            155
Metroplex Berhad                                        382,000            133
Oriental Holdings Berhad                                125,440            255
Perlis Plantations                                      164,250            271
Perusahaan Otomobl                                      160,000            301
Petronas Gas Berhad                                     225,000            621
Public Bank Berhad                                      105,600             59
Public Bank Berhad (Alien Market)                        92,799             55
Rashid Hussain Berhad                                    93,000            146
Renong Berhad (a)                                       806,000            380
Rothmans Pall Mall                                      163,000          1,445
Sime Darby Berhad                                     1,265,800          1,644
Tan Chong Motor Holdings                              1,071,000            756
Technical Resource Industries Berhad                    170,000            176
Telekom Malaysia                                        471,500          1,595
Tenaga Nasional Berhad                                  414,000          1,087
UMW Holdings Berhad                                     378,000            491
UMW Holdings Berhad
  2000 Warrants (a)                                       4,000              1
Westmont Industries Berhad (a)                        1,219,000            294
YTL Corporation Berhad                                  553,000            950
                                                                    ----------

                                                                        17,587
                                                                    ----------

MEXICO - 9.2%
Alfa SA de CV Class A NPV                               176,662          1,005
Altos Hornos de Mexico SA - NPV (a)                     499,000            815
Carso Global Telecom
  Series A1 NPV                                         307,000          1,008
Cemex SA de CV Class B NPV (a)                          135,737            649
Cifra SA de CV
  Series V NPV (a)                                      838,661          1,621
Controladora Comercial Mexicana SA de CV                462,000            531
Cydsa SA
  Series A NPV                                          356,000            759
Desc SA de CV NPV                                        88,931            650
Desc Sociedad de Fomento Industrial SA de CV
  Series B NPV                                           30,000            215
Empresa Nacional de Electric - ADR                      103,450          1,907
Fomento Economico Mexicano SA de CV Series B NPV         97,000            722
Grupo Carso
  Series A NPV                                           90,000            549
Grupo Casa Autrey SA de CV NPV                          360,000            540
Grupo Cementos Chihuahua
  Series B NPV                                          633,000            594
Grupo Continental SA                                    273,500            879
Grupo Financiero Banamex AC
  Series B NPV (a)                                      368,000            925
Grupo Financiero Bancomer
  Series B NPV (a)                                    1,662,000            963
Grupo Gigante SA
  Series B NPV (a)                                    2,930,000          1,213


6  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Grupo Mexico SA Series B NPV                            239,108     $      824
Grupo Posadas SA Series A NPV (a)                       680,000            456
Grupo Simec SA de CV
  Series B NPV (a)                                      620,000             94
Grupo Tribasa SA de CV - ADR (a)                         65,000            337
Herdez Class B NPV                                      878,000            636
Hylsamex SA de CV Series B NPV                           93,000            445
Ingenieros Civiles NPV                                  362,000            720
Kimberly-Clark, Mexico
  Class A NPV                                           180,000            817
Telefonos de Mexico SA
  Series L - ADR                                         67,800          3,436
Telefonos de Mexico SA
  Series L NPV                                          510,900          1,282
Tubos de Acero de Mexico NPV (a)                         35,000            610
TV Azteca SA de CV - ADR (a)                              7,500            154
Vitro SA NPV                                            279,000          1,053
                                                                    ----------

                                                                        26,409
                                                                    ----------

PAKISTAN - 2.0%
Bank of Punjab (a)                                      228,838             78
Cherat Cement Co., Ltd.                                  93,000             37
Crescent Textile Mills (a)                               47,355             13
Dandot Cement Co. (a)                                    35,000              2
Dewan Salmon Fibre                                      183,011            105
DG Kahn Cement (a)                                      160,000             24
Dhan Fibres, Ltd. (a)                                 1,027,000             85
Engro Chemical                                           92,425            225
Fauji Fertilizer                                        290,800            542
Hub Power Co., Ltd. - GDR (a)                         1,360,800          1,702
Ici Pakistan (a)                                      1,244,000            510
Karachi Electric (a)                                    516,520            291
Lucky Cement Corp. (a)                                  190,000             21
Muslim Commercial (a)                                   372,860            249
Pakistan International Air (a)                          228,000             32
Pakistan State Oil                                       94,303            632
Pakistan Telecom Corp.
  Series A                                            1,466,400          1,091
Pioneer Cement (a)                                       61,300              7
Sui Northern Gas Pipelines (a)                          162,958             85
Sui Southern Gas Co., Ltd. (a)                          424,686            190
                                                                    ----------

                                                                         5,921
                                                                    ----------

PERU - 0.7%
Banco Wiese (a)                                          80,610             98
Banco Wiese - ADR (a)                                     9,100             44
Cementos Lima SA                                          3,800             68
Cementos Norte Pacasmayo SA
  Class T                                                31,151             42
Cerveceria Backus & Johnston SA                         200,000            141
Compania de Minas Buenaventura
  Series B - ADR                                          6,400             86
Credicorp, Ltd.                                          42,000            677
Minas Buenaventura Series B                              16,600            115
Minsur SA                                                53,345             95
Telefonica Del Peru SA
  Class B - ADR                                          30,500            578
                                                                    ----------

                                                                         1,944
                                                                    ----------

PHILIPPINES - 3.2%
Aboitiz Equity Ventures (a)                           4,918,500            275
Alsons Cement Corp.                                     656,250             36
Ayala Corp.                                           1,318,725            622
Belle Corporation (a)                                 2,233,200             99
C & P Homes, Inc.                                     1,071,000             88
EEI Corp. (a)                                           840,800             32
Far East Bank & Trust Co.                                90,200            109
Filinvest Development Corp.                             463,100             49
Filinvest Land (a)                                    3,598,000            362
First Philippine Holdings
  Class B                                               327,660            214


                                                            Semiannual Report  7

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Ionics Circuit, Inc. NPV (a)                            244,500     $      135
JG Summit Holdings, Inc.
 Series B                                             2,197,300            205
Kuok Philippine Properties, Inc. (a)                  3,353,055             46
Manila Electric Co. Class B                             298,980            894
Megaworld Properties
 & Holdings, Inc. (a)                                 1,565,550             26
Metro Pacific Corp. Class A                           1,042,720             44
Metropolitan Bank & Trust Co.                            71,172            599
Petron Corp.                                          2,024,640            300
Philex Mining Corp. Class B (a)                         499,500             12
Philippine Long Distance
 Telephone Co.                                           27,300            738
Philippine Long Distance
 Telephone Co. - ADR                                     81,300          2,144
Philippine National Bank (a)                            127,650            262
Robinson's Land Corp. Class B (a)                     2,264,400            141
San Miguel Corp. Class B                                552,120            916
Security Bank Corp. (a)                                 223,900            135
SM Prime Holdings                                     3,376,600            628
Southeast Asia Cement
 Holdings, Inc. (a)                                   5,354,200             94
Universal Robina                                        657,100            124
                                                                    ----------

                                                                         9,329
                                                                    ----------

POLAND - 5.8%
Agros Holdings Series C (a)                              14,175            391
Bank Handlowy W. Warszawie (a)                          150,410          2,377
Bank Inicjatyw Gospodarczych                          1,246,261          1,737
Bank Rozwoju Eksportu SA                                 22,775            654
Bank Slaski SA                                           17,835          1,332
Banka Przemyslowo                                        18,275          1,470
Budimex SA Series B (a)                                  79,775            378
Debica SA                                                42,707          1,154
Elektrim                                                129,140          1,688
Exbud SA (a)                                             17,362            218
Jelfa (a)                                                11,865            334
KGHM Polska Miedz SA (a)                                317,590          1,195
KGHM Polska Miedz SA - GDR (a)                            9,000             69
Mostostal Export SA                                     119,235            350
Okocimskie Zaklady Piwowarskie SA (a)                    91,223            773
Polifarb (a)                                            108,402            551
Polifarb Wroclaw SA Series D (a)                         13,256             69
ROLIMPEX SA Series A (a)                                103,682            215
Sokolowskie Zaklady Miesne SA                            93,324            126
STALEXPORT SA Series A (a)                              100,295            764
Universal SA (a)                                        178,385            308
WBK                                                      21,500            167
Wolczanka SA                                             27,970            106
Zywiec                                                    3,310            325
                                                                    ----------

                                                                        16,751
                                                                    ----------

PORTUGAL - 5.4%
Banco Comercial Portuguese (Regd)                       118,867          3,942
Banco Portugues de Investimento (Regd)                   49,583          1,780
Banco Totta e Acores (Regd)                              13,236            367
Banif Banco International do Funchal                     37,757            384
Brisa-Auto Estradas de Portugal SA (Regd)(a)             10,638            484
Cimpor Cimentos de Portugal                              21,100            611
Companhia de Celulose do Caima SA                        13,900            176
Corticeira Amorim SGPS                                   34,700            529
Electricidade de Portugal SA (a)                         14,000            297
Empresa Fabril de Maquinas Electricas - Efacec           45,866            404
Inparsa Industria e Participacoes SA (a)                  7,800            192
Inparsa-Industria e Participacoes - SGPS SA (a)           1,950             48
Jeronimo Martins SGPS                                    37,500          1,295


8  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Lusotur Societe Finance de Turismo (a)                   11,800     $      114
Mague Gestao e Partipacoes                               15,200            359
Modelo Continente SGPS SA                                14,700            834
Portucel Industrial SA                                   42,900            326
Portugal Telecom SA                                      29,200          1,532
Portugal Telecom SA - ADR                                 7,200            379
Salvador Caetano Industrias
 Metalurgicas Veiculos de Transporte SA                   2,464             54
Sonae Investimentos SA                                   15,600            702
Soporcel SA (a)                                          15,600            604
Telecel-Comunicacaoes
 Pessoaissa (a)                                           2,000            266
                                                                    ----------

                                                                        15,679
                                                                    ----------

RUSSIA - 4.1%
AO Mosenergo - ADR                                       14,200            551
Gorkovsky Auto Plant (Regd)(a)                            2,200            271
Lukoil Oil Co. - ADR                                     54,200          3,767
Megionneftegaz (Regd)(a)                                 24,300             87
Mosenergo - ADR (a)                                      17,500            679
Rostelecom (a)                                          348,300          1,219
Surgutneftegaz - ADR                                    256,400          1,827
Tatneft - ADR                                             4,200            462
Unified Energy Systems - GDR (a)                         83,400          2,293
Vimpel-Communications - ADR (a)                          13,700            545
                                                                    ----------

                                                                        11,701
                                                                    ----------

SOUTH AFRICA - 8.0%
AECI, Ltd.                                              217,202            725
Amalgamated Banks of South Africa                       262,867          2,021
Anglo America Corp. SA                                   58,173          2,437
Anglo American Industrial Corp.                          11,744            276
Billiton PLC (a)                                        123,712            307
De Beers Centenary AG                                    78,244          1,552
Del Monte Royal Food, Ltd.                              554,539            337
Free State Consolidated Gold Mines, Ltd.                 85,668            407
Gencor, Ltd.                                            380,200            662
Impala Platinum Holdings, Ltd.                           34,600            343
Iscor                                                 1,872,251            625
Liberty Life Association of Africa                      105,413          3,200
Liberty Life Strategic                                   92,707            385
Malbak, Ltd. NPV                                        277,950            233
Nedcor, Ltd.                                             51,600          1,504
Rembrandt Group, Ltd.                                   272,894          1,867
Sappi, Ltd. (a)                                         189,132            840
Sasol NPV                                               151,646          1,295
South African Breweries                                  53,752          1,508
Standard Bank Investment Corp., Ltd.                     19,650          1,090
Sun International (South Africa), Ltd.                  450,300            310
Tongaat-Hulett Group, Ltd.                               34,819            366
Vaal Reefs Exploration & Mining, Ltd.                    10,178            418
Western Deep Levels, Ltd.                                19,691            382
                                                                    ----------

                                                                        23,090
                                                                    ----------

SOUTH KOREA - 0.0%
Korea Long-Term Credit Bank (a)                           1,555              9
SK Telecom Co, Ltd.                                          15              5
Seoul Access Trust - IDR (a)                                 12*            59
Seoul Horizon Trust (a)                                   5,000             26
Ssangyoung Cement Co., Ltd. (e)                              20              -
                                                                    ----------

                                                                            99
                                                                    ----------

SRI LANKA - 1.5%
Aitken Spence & Co.                                      87,900            232
Asian Hotel Corp. (a)                                   176,200             20
Blue Diamond Jewel NPV                                  260,136             16


                                                            Semiannual Report  9

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Central Finance Co.                                      25,600     $       82
Colombo Drydocks                                        114,700             30
Development Finance Corp.                               296,500          1,019
Hayleys                                                 139,305            497
John Keells Holdings, Ltd.                              431,344          1,951
Lanka Ceramic (a)                                        46,300             19
Lanka Milk Food (a)                                      21,600              2
Lanka Orix Leasing                                       14,880             25
Merchant Bank of Sri Lanka (a)                          162,800             21
National Development Bank                                94,000            328
Richard Pieris & Co.                                      1,650              3
United Motor                                             32,160             23
                                                                    ----------

                                                                         4,268
                                                                    ----------

TAIWAN - 2.8%
Acer, Inc. (a)                                          131,833            319
Ambassador Hotel (a)                                    233,100            217
Cathay Life Insurance                                   132,780            584
Chia Hsin Flour (a)                                      30,781             12
China Development Corp. (a)                             199,500            669
China Petrochemical Development Corp. (a)               335,240            364
China Rebar (a)                                          24,840             11
China Steel Corp.                                       561,495            380
Ensure Co., Ltd. (a)                                     96,800            140
Far Eastern Textile                                     345,412            405
Hua Nan Bank                                            194,280            567
Hualon Teijran (a)                                       28,142             16
Kao Hsing Chang Iron & Steel (a)                         17,820             15
Kwong Fong Industries (a)                                16,445             22
Lealea Enterprise (a)                                    23,257             19
Pacific Construction (a)                                332,700            222
Pacific Electrical Wire & Cable (a)                     416,435            476
Prince Housing Development (a)                           14,968             10
Taipei Business Bank                                     59,405             96
Taiwan Liton Electronic Co., Ltd.                       146,000            544
Taiwan Semiconductor
 Manufacturing Co. (a)                                  208,000          1,084
Tatung Co., Ltd.                                        502,000            533
Teco Electric & Machinery (a)                           334,000            448
Tuntex Distinct (a)                                     882,394            443
Walsin Lihwa Wire (a)                                   684,851            491
Yue Loong Motor                                          19,950             38
Yuen Foong Yu Manufacturing (a)                          16,736              9
                                                                    ----------

                                                                         8,134
                                                                    ----------

THAILAND - 2.5%
Advanced Information Services
 (Alien Market)                                          91,500            697
Bangchak Petroleum (Alien Market)                       156,200             37
Bangkok Bank (Alien Market)                             162,500            555
Bangkok Expressway PLC (Alien Market)(a)                396,000            386
Bangkok Land Co. (Alien Market)(a)                      118,700             12
Bangkok Metropolitan Bank PLC (Alien Market)(a)       1,052,200             64
Bangkok Rubber PLC
 (Alien Market)(a)                                       24,400              5
Bank of Ayudhya (Alien Market)                          149,150             94
Cogeneration PLC (Alien Market)                          58,300             61
Electricity Generating PLC (Alien Market)               224,600            590
Finance One Public Co., Ltd. (Alien Market)(a)(e)       158,300              -
First Bangkok City Bank PLC (Alien Market)              305,900              7
Industrial Finance Corp. of Thailand (Alien Market)     301,700            203
Karat Sanitaryware PLC (Alien Market)(a)                 39,150             10
Krung Thai Bank PLC (Alien Market)                      695,100            246


10  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
National Finance & Securities (Alien Market)            271,600     $      166
National Finance & Securities
  PLC Rights (Alien Market)(a)                          271,600            103
National Petrochemical PLC (Alien Market)(a)            103,900             93
Nava Finance & Securities PLC (Alien Market)            101,100             30
NEP Realty & Industry Co. PLC (Alien Market)(a)          14,700              1
Padaeng Industry Co., Ltd. PLC (Alien Market)(a)         88,400             18
PTT Exploration & Production PLC (Alien Market)          58,400            760
Saha Pathana Inter-Holding PLC (Alien Market)            44,200             32
Saha Union Corp. PLC (Alien Market)                     235,200            208
Sahaviriya Steel Industries PLC (Alien Market)(a)       411,500             32
Shinawatra Computer Co. (Alien Market)                   48,000            310
Shinawatra Satellite PLC (Alien Market)                 148,200             62
Siam Cement Co. (Alien Market)                           23,000            327
Siam City Bank PLC (Alien Market)                       467,200              3
Siam Commercial Bank PLC (Alien Market)                 176,100            372
Tanayong (Alien Market)(a)                              262,400             26
TelecomAsia (Alien Market)(a)                         1,039,500            604
Thai Airways International (Alien Market)               130,000            160
Thai Farmers Bank (Alien Market)                         59,600            178
Thai Petrochemical Industry PLC (Alien Market)          686,900            183
Thai Telephone & Communication Co.
  (Alien Market)(a)                                     910,900            259
Tipco Asphalt Public Co., Ltd. (Alien Market)            38,000             83
TPI Polene PLC (Alien Market)                           154,400             29
Unicord PLC (Alien Market)(a)(e)                        348,600              -
United Communications Industries (Alien Market)         151,200            193
Univest Land PLC (Alien Market)(a)(e)                   281,600              -
                                                                    ----------

                                                                         7,199
                                                                    ----------

TURKEY - 1.2%
Akbank                                                5,258,436            415
Eczacibasi Ilac Sanayii ve Ticaret AS (a)             4,126,000            174
Erciyas Biracilik Ve Malt Sanayii                     1,456,000            189
Eregli Demir Ve Celik Fabrikalari                     2,951,000            364
Izmir Demir Celik Sanayii AS (a)                     11,171,636             80
Kartonsan                                             2,043,750            113
Petrokimya Holdings                                     805,000            497
Raks Elektronik Sanayi ve Ticaret AS                    510,000            121
T Sise Cam (a)                                       11,312,970            456
Tofas Turk Otomobil Fabrikasi                         6,147,750            234
Turk Hava Yollari A.O. (a)                            2,860,000            183
Turk Hava Yollari Anonim Ortakligi Rights (a)         1,430,000             85
Yapi Kredi Bankasi                                   13,916,985            458
                                                                    ----------

                                                                         3,369
                                                                    ----------

TOTAL COMMON STOCKS
(cost $244,809)                                                        238,485
                                                                    ----------

PREFERRED STOCKS - 4.3%
BRAZIL - 4.2%
Acos Villares SA NPV (a)                              1,000,000             88
Banco Bradesco SA NPV                               121,077,064          1,028


                                                           Semiannual Report  11

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Banco do Estado de Sao Paulo NPV (a)                 10,418,400     $      581
Banco Itau SA (Regd)                                  1,764,000          1,043
Banco Nacional SA NPV (a)(e)                         19,600,000              -
Caemi Mineracao e Metal (BR)(a)                       6,992,000            303
CEMIG SA                                             22,360,856            960
Ceval Alimentos SA NPV                               61,288,800            217
Ceval Participacoes (a)                              30,450,000            129
Companhia Energetica de Sao Paulo NPV                12,983,800            632
Companhia Siderurgica Belgo-Mineira NPV              10,270,000            473
Companhia Siderurgica de Tubarao (a)                 56,938,928            741
Companhia Vale do Rio Doce Series B NPV (a)(e)           88,765              -
Copene Petroquimica do Nordestse Series A (Regd)      1,580,341            429
Electrobras
  Series B NPV                                        6,501,000            305
Gerdau Metalurgica SA                                22,248,904            690
Gerdau SA NPV                                        50,986,752            812
Hering SA (cia) NPV (a)                              30,450,000             27
Papel Simao NPV                                      15,500,000            226
Petroleo Brasileiro SA NPV                            5,184,500          1,174
Telecomunicacoes - NPV                                  596,458            165
UNIPAR SA Class B (a)                                   580,226            134
Vale Rio Doce (cia) NPV                                  88,765          1,932
                                                                    ----------

                                                                        12,089
                                                                    ----------

GREECE - 0.1%
Delta Dairy                                              23,084            207
                                                                    ----------

                                                                           207
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $11,485)                                                          12,296
                                                                    ----------

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
LONG-TERM INVESTMENTS - 0.1%
PHILIPPINES - 0.1%
Ayala Corp. (conv.)
  3.000% due 06/08/00                                $      232     $      259
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $304)                                                                259
                                                                    ----------

SHORT-TERM INVESTMENTS - 13.0%
CANADA - 2.8%
Bank of Nova Scotia
  5.715% due 10/30/98 (d)                                 5,000          4,994
Canadian Imperial Bank
  5.880% due 09/02/98 (d)                                 3,000          2,999
                                                                    ----------

                                                                         7,993
                                                                    ----------

UNITED STATES - 10.2%
Caterpillar Financial Services
  6.530% due 12/11/98 (d)                                 5,000          5,020
Caterpillar Financial Services
  7.620% due 10/06/98 (d)                                 2,000          2,021
Fleet Financial Group, Inc.
  6.000% due 10/26/98 (d)                                10,000         10,006
General Motors Acceptance Corp.
  7.625% due 03/09/98 (b)(d)                              2,000          2,001
GTE Corp.
  8.850% due 03/01/98 (b)(d)                              3,000          3,000
AIM Short Term Investment Treasury Portfolio (b)          3,797          3,797
Valiant Money Market Fund
  Class A (b)                                             3,645          3,645
                                                                    ----------

                                                                        29,490
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $37,484)                                                          37,483
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $294,082)(c) - 100.0%                                 288,523


12  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                                      MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------
OTHER ASSETS AND LIABILITIES,
NET - (0.0)%                                                        $       (9)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  288,514
                                                                    ----------
                                                                    ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.
(d) Held as collateral by the custodian in connection with an equity swap agreement held by the Fund.
(e) The Board of Trustees has estimated the value of the Fund's holdings at zero. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.


ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
IDR - International Depositary Receipt
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
* Reflected in units. 1 IDR = 1,000 shares


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  13

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)

                                                        % OF          MARKET
                                                        NET           VALUE
INDUSTRY DIVERSIFICATION                               ASSETS         (000)
------------------------------------------------     ----------     ----------
Auto and Transportation                                 2.0%        $    5,653
Consumer Discretionary                                   9.3            26,927
Consumer Staples                                         5.8            16,611
Financial Services                                      22.2            64,110
Health Care                                              0.7             2,092
Integrated Oils                                          2.5             7,257
Materials and Processing                                14.6            42,091
Miscellaneous                                            2.8             8,177
Other energy                                             4.3            12,438
Producer Durables                                        5.1            14,668
Technology                                               2.1             6,079
Utilities                                               15.5            44,678
Long-Term Investments                                    0.1               259
Short-Term Investments                                  13.0            37,483
                                                     ----------     ----------

Total Investments                                      100.0           288,523
Other Assets and Liabilities, Net                       (0.0)               (9)
                                                     ----------     ----------

NET ASSETS                                             100.0%       $  288,514
                                                     ----------     ----------
                                                     ----------     ----------

                                                        % OF          MARKET
                                                        NET           VALUE
GEOGRAPHIC DIVERSIFICATION                             ASSETS         (000)
------------------------------------------------     ----------     ----------
Europe                                                  30.6%       $   88,174
Latin America                                           27.4            79,031
Pacific Basin                                           20.9            60,486
Africa                                                   8.0            23,090
Long-Term Investments                                    0.1               259
Short-Term Investments                                  13.0            37,483
                                                     ----------     ----------
Total Investments                                      100.0           288,523
Other Assets and Liabilities, Net                       (0.0)               (9)
                                                     ----------     ----------
NET ASSETS                                             100.0%       $  288,514
                                                     ----------     ----------
                                                     ----------     ----------


The accompanying notes are an integral part of the financial statements.

14  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1998 (Unaudited)


EQUITY SWAPS (Note 2)
                                                                                                            UNREALIZED
                                             NOTIONAL                                                      APPRECIATION
                                              AMOUNT                FLOATING              TERMINATION     (DEPRECIATION)
          UNDERLYING SECURITY                 (000)                   RATE                   DATE              (000)
----------------------------------------   ------------   -----------------------------   ------------   ---------------
Korean 200 Stock Price Index (KS200)       $      5,000   USD LIBOR-BBA minus 1.00%         03/09/98     $        (2,794)
Korean 200 Stock Price Index (KS200)              5,000   USD LIBOR-BBA minus 3.00%         09/26/98              (2,413)
Kuala Lumpur Composite Index (KLCI)               2,500   3 Month LIBOR minus 5.00%         11/11/98                  (6)
Korean 200 Stock Price Index (KS200)              2,500   3 Month LIBOR minus 20.00%        11/11/98                 104
Korean 200 Stock Price Index (KS200)              5,000   USD LIBOR-BBA minus 10.00%        11/12/98              (1,302)
MSCI Taiwan Composite Index (MSTW)                5,000   USD LIBOR-BBA minus 11.00%        11/15/98                 946
Korean 200 Stock Price Index (KS200)              5,000   3 Month LIBOR minus 13.50%        12/26/98               4,541
                                                                                                         ---------------
                                                                                                         $          (924)
                                                                                                         ---------------
                                                                                                         ---------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  15

SSgA
EMERGING MARKETS FUND

                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                               February 28, 1998 (Unaudited)

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at market (identified cost $294,082)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      288,523
Foreign currency holdings (identified cost $2,909) . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,900
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,006
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 600
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             293,036

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,628
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 510
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 457
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
Liability for equity swaps (Note 2). . . . . . . . . . . . . . . . . . . . . . . . .                 924
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,522
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      288,514
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . . .      $         (765)
Accumulated net realized (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (9,362)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (5,559)
  Equity swaps . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (924)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (6)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  28
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             305,102
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      288,514
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($288,514,314 divided by 27,866,183 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.35
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

16  Semiannual Report

SSgA
EMERGING MARKETS FUND


                                                                                                     STATEMENT OF OPERATIONS
                                                                      For the Six Months Ended February 28, 1998 (Unaudited)

                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $150)  . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,192
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 577
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,769

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          950
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  86
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 454
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 109
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  14
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  30
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  40
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  30
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   3
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,730
  Expense reductions (Note 4)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                (148)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,582
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,187
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (8,383)
  Equity swaps . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (835)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                (142)             (9,360)
                                                                                          --------------

Net change in unrealized appreciation or depreciation of:
  Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (24,889)
  Equity swaps . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (896)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                  32             (25,753)
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (35,113)
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $      (33,926)
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  17

SSgA
EMERGING MARKETS FUND

                                                                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                         FOR THE SIX            FOR THE
                                                                                         MONTHS ENDED         FISCAL YEAR
                                                                                       FEBRUARY 28, 1998         ENDED
                                                                                         (UNAUDITED)        AUGUST 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           1,187   $           1,954
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (9,360)              5,905
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .             (25,753)             11,846
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .             (33,926)             19,705
                                                                                       -----------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,648)             (1,264)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                (573)                  -
  Net realized gain on investment. . . . . . . . . . . . . . . . . . . . . . . . . .              (5,478)               (702)
  In excess of net realized gain on investments  . . . . . . . . . . . . . . . . . .                 (24)                  -
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (8,723)             (1,966)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              78,455             114,753
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              35,806             132,492

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             252,708             120,216
                                                                                       -----------------   -----------------
  End of period (including accumulated distributions in excess of net investment income of $765 and undistributed
     net investment income of $1,284). . . . . . . . . . . . . . . . . . . . . . . .   $         288,514   $         252,708
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------



FUND SHARE TRANSACTIONS
                                                     FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                   FEBRUARY 28, 1998 (UNAUDITED)               ENDED AUGUST 31, 1997
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS              SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . .              13,348   $         140,625              13,524   $         165,252
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . .                 663               8,156                 171               1,875
Payments for shares redeemed . . . . . . . .              (6,636)            (70,326)             (4,262)            (52,374)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . . .               7,375   $          78,455               9,433   $         114,753
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

18  Semiannual Report

SSgA
EMERGING MARKETS FUND


                                                                                                         FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                         YEAR ENDED AUGUST 31,
                                                                           -------------------------------------------------
                                                                 1998*        1997         1996         1995        1994**
                                                              ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . .  $    12.33   $    10.87   $    10.30   $    11.45   $    10.00
                                                              ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .         .06          .12          .11          .14          .05
  Net realized and unrealized gain (loss) on investments . .       (1.63)        1.51          .68        (1.19)        1.40
                                                              ----------   ----------   ----------   ----------   ----------

     Total Income From Investment Operations . . . . . . . .       (1.57)        1.63          .79        (1.05)        1.45
                                                              ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .        (.12)        (.11)        (.12)        (.10)           -
  In excess of net investment income . . . . . . . . . . . .        (.03)           -            -            -            -
  Net realized gain on investments . . . . . . . . . . . . .        (.26)        (.06)        (.10)           -            -
                                                              ----------   ----------   ----------   ----------   ----------

     Total Distributions . . . . . . . . . . . . . . . . . .        (.41)        (.17)        (.22)        (.10)           -
                                                              ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . .  $    10.35   $    12.33   $    10.87   $    10.30   $    11.45
                                                              ----------   ----------   ----------   ----------   ----------
                                                              ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .      (13.62)       15.12         7.83        (9.28)       14.50

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . .     288,514      252,708      120,216       68,385       27,479

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . .        1.25         1.25         1.28         1.50         1.50
     Operating expenses, gross (c) . . . . . . . . . . . . .        1.37         1.51         1.67         1.90         2.45
     Net investment income . . . . . . . . . . . . . . . . .         .94         1.07         1.10         1.74         1.31

  Portfolio turnover (%)(b). . . . . . . . . . . . . . . . .       25.44        15.00         4.36        19.77            -
  Average commission rate paid per share
    of security ($ omitted)(d) . . . . . . . . . . . . . . .       .0032        .0017        .0006          N/A          N/A


 *  For the six months ended February 28, 1998 (Unaudited).
**  For the period March 1, 1994 (commencement of operations) to
    August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1998 and August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share of security and commission paid per share of security may vary from that of domestic markets.


                                                           Semiannual Report  19

SSgA
EMERGING MARKETS FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                  February 28, 1998 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of February 28, 1998. These financial statements report on one portfolio, the SSgA Emerging Markets Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


20  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $66,274 incurred from November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1998 are as follows:

                                                                   NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $  295,536,628   $   62,851,234   $  (69,865,118)  $   (7,013,884)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made at February 28, 1998:


          UNDISTRIBUTED     ACCUMULATED       ADDITIONAL
          NET INVESTMENT    NET REALIZED       PAID-IN
             INCOME          GAIN (LOSS)       CAPITAL
          --------------   --------------   --------------

          $      (15,159)  $       21,596   $       (6,437)

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.


                                                           Semiannual Report  21

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

      (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

      (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn


22  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into forward foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at February 28, 1998, are presented on the Statement of Net Assets.

     EQUITY SWAPS: The Fund has entered into several equity swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount and an agreed upon rate (i.e. the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index. The underlying index is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain
     (loss). Amounts paid to the swap counterparties representing capital depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified on the Statement of Net Assets) as collateral for the notional amount and payment of liabilities under the equity swap agreements.

     INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1998, purchases and sales of investment securities, excluding short-term investments, aggregated to $91,444,569 and $30,307,385, respectively.


                                                           Semiannual Report  23

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the period September 1, 1995 to October 31, 1995, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.50% of average daily net assets on an annual basis. Effective November 1, 1995, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.25% of average daily net assets on an annual basis. As of February 28, 1998, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds; $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For


24  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1998 (Unaudited)


     these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1998, the Fund incurred expenses of $31,076, $1,535, $3,364, $61 and $2,647 from the Adviser, RIS,
     Commercial Banking, Solutions, and SSBSI, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1998 WERE AS FOLLOWS:

          Advisory fees                 $  255,677
          Administration fees               18,483
          Custodian fees                   147,926
          Distribution fees                 16,670
          Shareholder servicing fees         8,933
          Transfer agent fees                7,564
          Trustees' fees                     1,348
                                        ----------
                                        $  456,601
                                        ----------
                                        ----------

     BENEFICIAL INTEREST: As of February 28, 1998, one shareholder was a record owner of approximately 45% of the total outstanding shares of the Fund.


                                                           Semiannual Report  25

SSgA EMERGING MARKETS FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President and Treasurer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


26  Semiannual Report